United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/15

Date of Reporting Period: Quarter ended 10/31/14

Item 1. Schedule of Investments

Federated Automated Cash Management Trust
Portfolio of Investments
October 31, 2014 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—3.8%
		Finance - Automotive—2.3%
$1,799,299	[1,2,3]	Enterprise Fleet Financing LLC 2014-1, Class A1, 0.250%, 11/20/2014	$1,799,299
2,945,048	[1,2]	Enterprise Fleet Financing LLC 2014-2, Class A1, 0.250%, 8/20/2015	2,945,048
5,129,426	[1,2,3]	Westlake Automobile Receivables Trust 2014-1, Class A1, 0.350%, 11/17/2014	5,129,426
10,000,000	[1,2]	Westlake Automobile Receivables Trust 2014-2, Class A1, 0.350%, 10/15/2015	10,000,000
12,283,177	[1,2]	Wheels SPV 2, LLC 2014-1, Class A1, 0.240%, 5/20/2015	12,283,177
		TOTAL	32,156,950
		Finance - Retail—1.5%
20,000,000	[1,2,3]	Fosse Master Issuer PLC Series 2014-1, Class A1, 0.277%, 11/18/2014	20,000,000
		TOTAL ASSET-BACKED SECURITIES	52,156,950
		BANK NOTE—2.9%
		Finance - Banking—2.9%
40,000,000		Bank of America N.A., 0.200%, 2/9/2015 - 2/17/2015	40,000,000
		CERTIFICATES OF DEPOSIT—31.4%
		Finance - Banking—31.4%
35,000,000		BNP Paribas SA, 0.230%, 11/20/2014	35,000,000
5,000,000		Bank of Nova Scotia, Toronto, 0.250%, 2/11/2015	5,000,000
25,000,000		Bank of Nova Scotia, Toronto, 0.280%, 6/12/2015	24,999,227
25,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.200%, 12/22/2014	25,000,000
50,200,000	[3]	Canadian Imperial Bank of Commerce, 0.313%, 11/24/2014	50,200,000
15,000,000		Chase Bank USA, N.A., 0.300%, 5/15/2015	15,000,000
20,000,000		Credit Agricole Corporate and Investment Bank, 0.230%, 11/19/2014	20,000,000
40,000,000	[3]	JPMorgan Chase Bank, N.A., 0.417%, 11/21/2014	40,000,000
50,000,000		Mizuho Bank Ltd., 0.200%, 12/12/2014 - 2/6/2015	50,000,000
20,000,000	[3]	Royal Bank of Canada, Montreal, 0.281%, 1/9/2015	20,000,000
10,000,000	[3]	State Street Bank and Trust Co., 0.281%, 1/2/2015	10,000,000
67,000,000		Sumitomo Mitsui Banking Corp., 0.220%, 1/5/2015 - 1/21/2015	67,000,000
5,000,000	[3]	Toronto Dominion Bank, 0.217%, 11/18/2014	5,000,000
20,000,000	[3]	Toronto Dominion Bank, 0.231%, 1/15/2015	20,000,000
15,000,000	[3]	Toronto Dominion Bank, 0.245%, 11/24/2014	15,000,000
30,000,000		Toronto Dominion Bank, 0.300%, 1/27/2015	30,000,000
		TOTAL CERTIFICATES OF DEPOSIT	432,199,227
		COMMERCIAL PAPER—26.2%[4]
		Finance - Banking—15.6%
5,000,000	[1,2]	ASB Finance Ltd., 0.220%, 4/27/2015	4,994,592
40,000,000		Barclays US Funding Corp., 0.250%—0.260%, 12/15/2014 - 12/17/2014	39,987,175
5,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.301%, 6/5/2015	4,991,000
30,000,000		ING (U.S.) Funding LLC, 0.210%, 11/19/2014	29,996,850
10,000,000	[1,2]	JPMorgan Securities LLC, 0.331%, 7/17/2015	9,976,350
20,000,000	[1,2]	LMA-Americas LLC, 0.240%, 11/12/2014	19,998,533
65,000,000	[1,2]	Nationwide Building Society, 0.200%—0.220%, 11/28/2014 - 12/2/2014	64,988,837
40,000,000	[1,2]	Societe Generale, Paris, 0.225%, 2/2/2015	39,976,750
		TOTAL	214,910,087
		Finance - Commercial—3.7%
30,000,000	[1,2]	Alpine Securitization Corp., 0.220%, 12/8/2014	29,993,216
15,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.210%—0.220%, 11/10/2014 - 1/14/2015	14,997,292
1

Principal Amount			Value
		COMMERCIAL PAPER—continued[4]
		Finance - Commercial—continued
$5,000,000	[1,2]	CIESCO, LLC, 0.240%, 2/17/2015	$4,996,400
		TOTAL	49,986,908
		Finance - Retail—5.1%
50,000,000	[1,2]	CAFCO, LLC, 0.220%, 11/3/2014	49,999,389
20,000,000	[1,2]	Starbird Funding Corp., 0.230%, 12/15/2014	19,994,378
		TOTAL	69,993,767
		Sovereign—1.8%
25,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.215%, 12/4/2014	24,995,073
		TOTAL COMMERCIAL PAPER	359,885,835
		CORPORATE BONDS—2.7%
		Finance - Banking—0.2%
260,000	[1,2]	National Australia Bank Ltd., Melbourne, 3.750%, 3/2/2015	262,930
2,126,000	[1,2]	Nordea Bank AB, 3.700%, 11/13/2014	2,128,349
		TOTAL	2,391,279
		Finance - Commercial—1.1%
310,000	[3]	General Electric Capital Corp., 0.421%, 1/6/2015	310,405
15,000,000		General Electric Capital Corp., 1.625%, 7/2/2015	15,130,014
		TOTAL	15,440,419
		Insurance—1.1%
13,895,000	[1,2]	Metropolitan Life Global Funding I, 2.000%, 1/9/2015	13,940,369
1,000,000	[1,2]	New York Life Global Funding, 1.300%, 1/12/2015	1,002,058
		TOTAL	14,942,427
		Retail—0.3%
5,000,000		Wal-Mart Stores, Inc., 1.500%, 10/25/2015	5,056,012
		TOTAL CORPORATE BONDS	37,830,137
		NOTES - VARIABLE—10.3%[3]
		Finance - Banking—8.6%
5,715,000		BJ Financing, LLC, Series 2007A, (BMO Harris Bank, N.A. LOC), 0.140%, 11/6/2014	5,715,000
10,000,000	[1,2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.263%, 11/24/2014	10,000,000
2,815,000		CNOS Building LLC, (U.S. Bank, N.A. LOC), 0.600%, 11/5/2014	2,815,000
8,235,000		California Statewide CDA, Series 2005-B, (MUFG Union Bank, N.A. LOC), 0.380%, 11/6/2014	8,235,000
25,000,000		Michigan State Finance Authority Revenue, Series 2010-A, (Bank of America N.A. LOC), 0.110%, 11/6/2014	25,000,000
10,000,000		Michigan State Finance Authority Revenue, Series 2010-C, (Bank of Montreal LOC), 0.120%, 11/6/2014	10,000,000
9,719,000		New Hampshire HEFA, (Royal Bank of Canada, Montreal LOC), 0.090%, 11/6/2014	9,719,000
2,425,000		Overland Park Professional Center LLC, Series 2004, (U.S. Bank, N.A. LOC), 0.230%, 11/6/2014	2,425,000
5,000,000		Royal Bank of Canada, Montreal, 0.461%, 1/6/2015	5,002,103
6,160,000		Royal Crest Dairy, Inc., Series 2011, (U.S. Bank, N.A. LOC), 0.200%, 11/6/2014	6,160,000
8,600,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.140%, 11/6/2014	8,600,000
25,000,000		Wells Fargo Bank, N.A., 0.373%, 12/22/2014	25,000,000
		TOTAL	118,671,103
		Government Agency—1.7%
9,920,000		Capital Trust Agency, FL, (FNMA LOC), 0.120%, 11/6/2014	9,920,000
1,695,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 0.350%, 11/6/2014	1,695,000
7,450,000		Pittsburg Fox Creek Associates L.P., Series 2011-A, (FHLB of San Francisco LOC), 0.130%, 11/6/2014	7,450,000
4,055,000		Wiz Kidz, LLC & Wiz Biz Holdings, LLC, Series 2008, (FHLB of Atlanta LOC), 0.250%, 11/6/2014	4,055,000
		TOTAL	23,120,000
		TOTAL NOTES - VARIABLE	141,791,103
2

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—14.8%
	Finance - Banking—14.8%
$33,000,000	BNP Paribas Securities Corp., 0.355%, 11/3/2014, interest in a $275,000,000 collateralized loan agreement, dated 10/31/2014, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $280,508,182 have been received as collateral and held with BNY Mellon as tri-party agent.	$33,000,000
25,000,000	Barclays Capital, Inc., 0.203%—0.679%, 12/12/2014 - 1/21/2015, interest in a $900,000,000 collateralized loan agreement, dated 1/22/2014-10/14/2014, in which asset-backed securities, collateralized mortgage obligations and U.S. government agency securities with a market value of $919,654,215 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
60,000,000	Citigroup Global Markets, Inc., 0.558%—0.710%, 11/3/2014 - 12/9/2014, interest in a $240,000,000 collateralized loan agreement, dated 10/10/2014-10/31/2014, in which asset-backed securities and collateralized mortgage obligations with a market value of $244,862,731 have been received as collateral and held with BNY Mellon as tri-party agent.	60,000,000
15,000,000	Credit Suisse Securities (USA) LLC, 0.183%—0.558%, 11/3/2014 - 12/16/2014, interest in a $450,000,000 collateralized loan agreement, dated 10/17/2014-10/31/2014, in which collateralized mortgage obligations, convertible bonds and mutual funds with a market value of $459,075,080 have been received as collateral and held with JP Morgan Chase as tri-party agent.	15,000,000
35,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.253%, 11/4/2014 - 11/21/2014, interest in a $500,000,000 collateralized loan agreement, dated 10/3/2014-10/24/2014, in which asset-backed securities, corporate bonds and municipal bonds with a market value of $510,057,730 have been received as collateral and held with BNY Mellon as tri-party agent.	35,000,000
35,000,000	Wells Fargo Securities, LLC, 0.253%—0.456%, 11/3/2014 - 1/20/2015, , interest in a $450,000,000 collateralized loan agreement, dated 10/21/2014-10/31/2014, in which collateralized mortgage obligations, convertible bonds and mutual funds with a market value of $459,075,080 have been received as collateral and held with BNY Mellon as tri-party agent.	35,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	203,000,000
	REPURCHASE AGREEMENTS—8.0%
25,779,000	Interest in $3,500,000,000 joint repurchase agreement 0.07%, dated 10/31/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,020,417 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2019 and the market value of those underlying securities was $3,570,020,857.	25,779,000
85,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.11%, dated 10/31/2014 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,022,917 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/25/2044 and the market value of those underlying securities was $2,553,089,772.	85,000,000
	TOTAL REPURCHASE AGREEMENTS	110,779,000
	TOTAL INVESTMENTS—100.1% (AT AMORTIZED COST)[5]	1,377,642,252
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[6]	(1,451,369)
	TOTAL NET ASSETS—100%	$1,376,190,883
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2014, these restricted securities amounted to $369,392,466, which represented 26.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2014, these liquid restricted securities amounted to $369,392,466, which represented 26.8% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party
3

pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
CDA	—Community Development Authority
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
LOC	—Letter of Credit
4
Federated Capital Reserves Fund
Portfolio of Investments
October 31, 2014 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—1.6%
		Finance - Automotive—0.6%
$30,000,000		Ally Auto Receivables Trust 2014-SN2, Class A1, 0.250%, 10/20/2015	$30,000,000
7,602,220	[1,2]	ARI Fleet Lease Trust 2014-A, Class A1, 0.304%, 4/15/2015	7,602,220
7,106,563		Santander Drive Auto Receivables Trust 2014-3, Class A1, 0.250%, 6/15/2015	7,106,563
30,000,000	[1,2]	Westlake Automobile Receivables Trust 2014-2, Class A1, 0.350%, 10/15/2015	30,000,000
3,734,086	[1,2]	Wheels SPV 2, LLC 2014-1, Class A1, 0.240%, 5/20/2015	3,734,086
		TOTAL	78,442,869
		Finance - Equipment—0.3%
4,396,131	[1,2]	Ascentium Equipment Receivables 2014-1 LLC, Class A1, 0.450%, 3/10/2015	4,396,131
29,410,465	[1,2]	GE Equipment Small Ticket LLC Series 2014-1, Class A1, 0.250%, 4/24/2015	29,410,465
		TOTAL	33,806,596
		Finance - Retail—0.7%
84,000,000	[1,2]	Fosse Master Issuer PLC Series 2014-1, Class A1, 0.277%, 4/18/2015	84,000,000
		TOTAL ASSET-BACKED SECURITIES	196,249,465
		BANK NOTES—0.8%
		Banking—0.8%
100,000,000		Bank of America N.A., 0.200%, 2/17/2015 - 3/2/2015	100,000,000
		TOTAL BANK NOTES	100,000,000
		CERTIFICATES OF DEPOSIT—29.2%
		Banking—29.2%
40,000,000		Bank of Nova Scotia, Toronto, 0.250%, 2/11/2015	40,000,000
10,000,000		Bank of Nova Scotia, Toronto, 0.250%, 2/17/2015	10,000,000
515,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.200%—0.220%, 11/28/2014 - 2/20/2015	515,000,000
595,000,000		BNP Paribas SA, 0.210%—0.230%, 11/20/2014 - 1/23/2015	595,000,000
225,000,000		Credit Agricole Corporate and Investment Bank, 0.230%—0.250%, 11/3/2014 - 11/19/2014	225,000,000
215,000,000		Credit Suisse, Zurich, 0.220%, 12/18/2014	215,000,000
50,000,000		DNB Bank ASA, 0.190%, 3/2/2015	50,000,000
500,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftbank, 0.090%, 11/4/2014	500,000,000
605,000,000		Mizuho Bank Ltd., 0.200%—0.210%, 12/12/2014 - 2/6/2015	605,000,000
105,000,000		Natixis, 0.220%—0.240%, 12/1/2014 - 2/2/2015	105,000,000
40,000,000		Societe Generale, Paris, 0.200%, 2/3/2015	40,000,000
606,000,000		Sumitomo Mitsui Banking Corp., 0.220%, 11/3/2014 - 2/20/2015	606,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,506,000,000
		COMMERCIAL PAPER—25.9%[3]
		Aerospace - Auto—0.1%
12,500,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.260%, 11/24/2014	12,497,924
		Banking—20.8%
420,000,000	[1,2]	Alpine Securitization Corp., 0.220%—0.230%, 11/7/2014 - 1/8/2015	419,925,461
245,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.210%—0.220%, 11/6/2014 - 1/23/2015	244,928,789
173,000,000		Barclays US Funding Corp., 0.250%—0.250%, 12/15/2014 - 12/16/2014	172,946,215
50,000,000	[1,2]	Barton Capital LLC, 0.220%, 11/20/2014	49,994,195
35,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.301%—0.351%, 6/5/2015 - 10/22/2015	34,895,715
80,000,000		HSBC USA, Inc., 0.240%, 2/20/2015	79,940,800
163,500,000	[1,2]	J.P. Morgan Securities LLC, 0.331%—0.331%, 2/27/2015 - 7/20/2015	163,284,478
125,000,000	[1,2]	LMA-Americas LLC, 0.230%—0.240%, 11/12/2014 - 1/21/2015	124,949,386
485,000,000	[1,2]	Nationwide Building Society, 0.200%—0.220%, 12/2/2014 - 2/6/2015	484,859,696
30,000,000		PNC Bank, N.A., 0.300%, 1/22/2015	30,000,452
1

Principal Amount			Value
		COMMERCIAL PAPER—continued[3]
		Banking—continued
$50,000,000		PNC Bank, N.A., 0.310%, 1/16/2015	$50,000,000
150,000,000	[1,2]	Salisbury Receivables Company LLC, 0.220%—0.220%, 1/28/2015 - 2/24/2015	149,907,478
60,000,000	[1,2]	Sheffield Receivables Corp., 0.200%, 11/12/2014	59,996,333
200,000,000	[1,2]	Societe Generale, Paris, 0.210%, 2/2/2015	199,891,501
30,000,000	[1,2]	Starbird Funding Corp., 0.230%, 12/15/2014	29,991,567
204,400,000	[1,2]	Versailles Commercial Paper LLC, 0.220%—0.230%, 11/7/2014 - 1/5/2015	204,360,234
		TOTAL	2,499,872,300
		Chemicals—0.0%
2,540,000		PPG Industries, Inc., 0.310%, 11/18/2014	2,539,628
		Consumer Products—0.3%
35,000,000		Unilever N.V., 0.240%, 11/12/2014	34,997,436
		Finance - Commercial—0.8%
88,750,000	[1,2]	CIESCO, LLC, 0.220%—0.240%, 11/3/2014 - 2/17/2015	88,722,600
		Finance - Retail—2.1%
50,000,000	[1,2]	CAFCO, LLC, 0.220%, 11/17/2014	49,995,111
60,000,000	[1,2]	Chariot Funding LLC, 0.271%, 2/25/2015 - 4/1/2015	59,939,662
141,500,000	[1,2]	Jupiter Securitization Co. LLC, 0.281%—0.281%, 11/19/2014 - 12/29/2014	141,453,839
		TOTAL	251,388,612
		Oil & Oil Finance—1.0%
54,717,000	[1,2]	Enbridge (U.S.) Inc., (GTD by Enbridge, Inc.), 0.310%—0.360%, 11/12/2014 - 11/25/2014	54,708,030
425,000		Motiva Enterprises LLC, 0.270%, 11/5/2014	424,987
60,000,000	[1,2]	Total Capital S.A., (Total S.A. LOC), 0.030%, 11/3/2014	59,999,900
		TOTAL	115,132,917
		Sovereign—0.8%
100,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.215%, 12/4/2014	99,980,292
		TOTAL COMMERCIAL PAPER	3,105,131,709
		CORPORATE BONDS—1.7%
		Banking—1.4%
17,805,000		Bank of America Corp., 5.000%, 1/15/2015	17,971,742
40,119,000		Citigroup, Inc., 0.518%, 11/5/2014	40,120,111
743,000		Citigroup, Inc., 6.010%, 1/15/2015	750,958
105,000,000		HSBC USA, Inc., 2.375%, 2/13/2015	105,617,953
		TOTAL	164,460,764
		Finance - Commercial—0.2%
19,099,000		General Electric Capital Corp., 1.625%, 7/2/2015	19,261,430
		TOTAL	19,261,430
		Finance - Equipment—0.0%
3,000,000		John Deere Capital Corp., 1.250%, 12/2/2014	3,002,548
		Insurance—0.1%
18,700,000	[1,2]	Metropolitan Life Global Funding I, 2.000%, 1/9/2015	18,758,251
		TOTAL CORPORATE BONDS	205,482,993
		NOTES-VARIABLE—24.1%[4]
		Aerospace - Auto—1.2%
35,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.230%, 1/14/2015	35,000,000
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.233%, 1/29/2015	50,000,000
63,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.234%, 12/10/2014	63,000,000
500,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.384%, 12/10/2014	500,273
		TOTAL	148,500,273
		Banking—21.9%
100,000,000		Australia & New Zealand Banking Group, Melbourne, 0.428%, 11/4/2014	100,000,000
2

Principal Amount			Value
		NOTES-VARIABLE—continued[4]
		Banking—continued
$115,050,000		Bank of Montreal, 0.230%, 1/14/2015	$115,051,200
199,000,000		Bank of Montreal, 0.231%, 1/21/2015	199,000,000
20,000,000		Bank of Montreal, 0.234%, 12/3/2014	20,000,000
18,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.153%, 9/23/2015	18,000,000
124,050,000	[1,2]	BlackRock Municipal Income Quality Trust, VMTP Preferred Shares (Series T0009), 0.160%, 12/31/2015	124,050,000
56,385,000	[1,2]	BlackRock MuniHoldings Fund, Inc., VMTP Preferred Shares (Series T0017), 0.160%, 12/31/2015	56,385,000
34,140,000	[1,2]	BlackRock MuniHoldings Quality Fund, Inc., VMTP Preferred Shares (Series T0019), 0.180%, 12/31/2015	34,140,000
113,000,000	[1,2]	BlackRock MuniYield Quality Fund II, Inc., VMTP Preferred Shares (Series T0012), 0.160%, 12/31/2015	113,000,000
20,000,000	[1,2]	BlackRock Strategic Municipal Trust, VMTP Preferred Shares (Series T0015), 0.160%, 12/31/2015	20,000,000
80,000,000		Canadian Imperial Bank of Commerce, 0.313%, 11/24/2014	80,000,000
4,905,000		Capital Markets Access Co. LC, ECO Stonecrest, LLC. Series 2006, (SunTrust Bank LOC), 0.340%, 11/5/2014	4,905,000
22,400,000		Carew Realty, Inc., Series 2012, (Fifth Third Bank, Cincinnati LOC), 0.240%, 11/6/2014	22,400,000
5,000,000		Cincinnati Hills Christian Academy, Inc., Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.240%, 11/6/2014	5,000,000
6,000,000		District of Columbia Revenue, (Series 2007), (SunTrust Bank LOC), 0.200%, 11/5/2014	6,000,000
53,580,000		Goldleaf Mortgage LLC, Series 2007-A, (BMO Harris Bank, N.A. LOC), 0.150%, 11/6/2014	53,580,000
4,420,000		Green Knight EDC., Series 2004, (Fulton Bank, N.A. LOC), 1.150%, 11/6/2014	4,420,000
9,542,750		Herman & Kittle Capital, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.240%, 11/6/2014	9,542,750
43,555,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.140%, 11/3/2014	43,555,000
100,000,000		JPMorgan Chase Bank, N.A., 0.417%, 11/21/2014	100,000,000
15,415,000		Madison Hotel Investors I LLC, Series 2005 B, (BMO Harris Bank, N.A. LOC), 0.150%, 11/6/2014	15,415,000
9,185,000		Maryland State EDC., Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 11/4/2014	9,185,000
7,000,000		Maryland State EDC., Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 11/4/2014	7,000,000
25,000,000		Michigan State Finance Authority Revenue, Series 2010-B, (PNC Bank, N.A. LOC), 0.110%, 11/6/2014	25,000,000
120,000,000		Natixis, 0.262%, 11/10/2014	120,000,000
21,285,000		New York City Housing Development Corp., Series 2009 A2, (Citizens Bank, N.A., Providence LOC), 0.250%, 11/5/2014	21,285,000
64,305,000		New York City Housing Development Corp., Series 2009-A1, (Citizens Bank, N.A., Providence LOC), 0.280%, 11/5/2014	64,305,000
76,200,000		New York City Housing Development Corp., Series 2010-A1, (Citizens Bank, N.A., Providence LOC), 0.300%, 11/5/2014	76,200,000
19,450,000		New York City Housing Development Corp., Series 2010-A2, (Citizens Bank, N.A., Providence LOC), 0.250%, 11/5/2014	19,450,000
2,765,000		Pennsylvania Community Behavioral Healthcare Cooperative, Series 2006, (Fulton Bank, N.A. LOC), 1.150%, 11/6/2014	2,765,000
15,315,000		Pineview Estates LC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.220%, 11/6/2014	15,315,000
17,290,000	[1,2]	Puttable Floating Option Taxable Notes, P-Floats (Series TNP-1011), 0.450%, 11/3/2014	17,290,000
6,695,000		R.W. Sidley, Inc., Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.240%, 11/6/2014	6,695,000
100,000,000		Royal Bank of Canada, Montreal, 0.232%, 11/27/2014	100,000,000
8,960,000	[1,2]	Springfield Surgical Properties LLC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.240%, 11/6/2014	8,960,000
10,000,000		State Street Bank and Trust Co., 0.282%, 1/2/2015	10,000,000
150,000,000		Toronto Dominion Bank, 0.217%, 11/18/2014	150,000,000
50,000,000		Toronto Dominion Bank, 0.222%, 11/6/2014	50,000,000
70,000,000		Toronto Dominion Bank, 0.231%, 1/15/2015	70,000,000
150,000,000		Toronto Dominion Bank, 0.242%, 11/3/2014	150,000,000
70,000,000		Toronto Dominion Bank, 0.242%, 11/4/2014	70,000,000
36,000,000		U.S. Bank, N.A., 0.295%, 1/2/2015	36,018,793
85,000,000		Wells Fargo Bank, N.A., 0.265%, 12/17/2014	85,000,000
364,580,000		Wells Fargo Bank, N.A., 0.373%, 12/22/2014	364,580,000
2,810,000		Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (TD Bank, N.A. LOC), 0.220%, 11/6/2014	2,810,000
		TOTAL	2,626,302,743
		Finance - Commercial—0.2%
1,000,000		General Electric Capital Corp., 0.983%, 1/30/2015	1,001,923
1,767,000		General Electric Capital Corp., 1.265%, 1/2/2015	1,779,342
4,190,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 0.140%, 11/6/2014	4,190,000
3

Principal Amount			Value
		NOTES-VARIABLE—continued[4]
		Finance - Commercial—continued
$14,300,000	[1,2]	Ziegler Realty, (General Electric Capital Corp. LOC), 0.220%, 11/6/2014	$14,300,000
4,010,000	[1,2]	Ziegler Realty, Series 2008, (General Electric Capital Corp. LOC), 0.220%, 11/6/2014	4,010,000
		TOTAL	25,281,265
		Government Agency—0.0%
600,000		Frogtown LLC, Series 2004, (Federal Home Loan Bank of Cincinnati LOC), 0.300%, 11/6/2014	600,000
		Metals & Mining—0.8%
19,000,000		Berkeley County, SC IDB, (Series 1998), 0.190%, 11/5/2014	19,000,000
34,700,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A), 0.260%, 11/5/2014	34,700,000
17,600,000		Memphis-Shelby County, TN IDB—PCRB, (Series 2007), (GTD by Nucor Corp.), 0.240%, 11/5/2014	17,600,000
4,000,000		St. James Parish, LA, (Series 2010A-1), (GTD by Nucor Corp.), 0.200%, 11/5/2014	4,000,000
20,000,000		St. James Parish, LA, (Series 2010B-1), (GTD by Nucor Corp.), 0.210%, 11/5/2014	20,000,000
		TOTAL	95,300,000
		TOTAL NOTES—VARIABLE	2,895,984,281
		OTHER REPURCHASE AGREEMENTS—9.3%
245,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.350%—0.700%, 11/3/2014 - 1/22/2015, interest in a $245,000,000 collateralized loan agreement, dated 10/24/2014 - 10/31/2014, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and municipal bonds with a market value of $249,913,301 have been received as collateral and held with BNY Mellon as tri-party agent.	245,000,000
130,000,000		Wells Fargo Securities LLC, 0.450%, 1/16/2015, interest in a $130,000,000 collateralized loan agreement, dated 10/17/2014, in which common stock, convertible bonds, convertible preferred bonds and exchange-traded funds with a market value of $132,629,106 have been received as collateral and held with BNY Mellon as tri-party agent.	130,000,000
360,000,000		Citigroup Global Markets, Inc., 0.500%—0.750%, 11/3/2014 - 1/2/2015, interest in a $360,000,000 collateralized loan agreement, dated 10/10/2014 - 10/31/2014, in which asset-backed securities, collateralized mortgage obligations and convertible bonds with a market value of $367,295,584 have been received as collateral and held with BNY Mellon as tri-party agent.	360,000,000
205,000,000		Credit Suisse Securities (USA) LLC, 0.630%, 11/26/2014 - 12/23/2014, interest in a $205,000,000 collateralized loan agreement, dated 8/28/2014 - 9/26/2014, in which collateralized mortgage obligations with a market value of $209,253,222 have been received as collateral and held with BNY Mellon as tri-party agent.	205,000,000
175,000,000		Barclays Capital, Inc., 0.150%—0.700%, 11/24/2014 - 1/21/2015, interest in a $175,000,000 collateralized loan agreement, dated 1/22/2014 - 10/23/2014, in which collateralized mortgage obligations and U.S. Treasury securities with a market value of $178,522,137 have been received as collateral and held with BNY Mellon as tri-party agent.	175,000,000
		TOTAL OTHER REPURCHASE AGREEMENTS	1,115,000,000
		REPURCHASE AGREEMENTS—7.4%
385,000,000		Interest in $650,000,000 joint repurchase agreement, 0.110% dated 10/31/2014 under which ABN AMRO Bank N.V. will repurchase the securities provided as collateral for $650,005,958 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/1/2044 and the market value of those underlying securities was $663,006,673.	385,000,000
500,000,000		Repurchase agreement, 0.050% dated 10/31/2014 under which Federal Reserve Bank of New York will repurchase the securities provided as collateral for $500,002,083 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with a maturity of 2/15/2042 and the market value of those underlying securities was $500,002,107.	500,000,000
		TOTAL REPURCHASE AGREEMENTS	885,000,000
		TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	12,008,848,448
		OTHER ASSETS AND LIABILITIES—0.0%[6]	2,524,954
		TOTAL NET ASSETS—100%	$12,011,373,402
Securities that are subject to the federal alternative minimum tax (AMT) represent 1.5% of the Fund's portfolio as calculated based upon total market value.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2014, these restricted securities amounted to $3,365,873,344, which represented 28.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2014, these liquid restricted securities amounted to $3,365,873,344, which represented 28.0% of total net assets.
3	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
4	Floating rate note with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
4

6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
EDC	—Economic Development Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
PCRB	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
VMTP	—Variable Rate Municipal Term Preferred
5
Federated Government Reserves Fund
Portfolio of Investments
October 31, 2014 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—59.6%
$49,000,000	[1]	Federal Farm Credit System Discount Notes, 0.120%—0.130%, 12/5/2014 - 4/6/2015	$48,984,997
924,340,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.083%—0.187%, 11/1/2014 - 12/1/2014	924,441,640
28,000,000		Federal Farm Credit System, 1.625%, 11/19/2014	28,020,387
862,700,000	[1]	Federal Home Loan Bank System Discount Notes, 0.040%—0.120%, 11/7/2014 - 5/15/2015	862,580,467
1,014,750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.102%—0.162%, 11/3/2014 - 1/27/2015	1,014,726,784
2,167,430,000		Federal Home Loan Bank System, 0.030%—0.270%, 11/7/2014 - 10/20/2015	2,167,383,777
867,500,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.050%—0.110%, 11/4/2014 - 4/9/2015	867,275,192
75,500,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.132%, 11/17/2014	75,496,619
173,920,000		Federal Home Loan Mortgage Corp., 0.500%, 4/17/2015	174,241,313
835,250,000	[1]	Federal National Mortgage Association Discount Notes, 0.050%—0.120%, 1/5/2015 - 4/1/2015	835,077,459
193,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.122%—0.147%, 11/5/2014 - 11/28/2014	192,995,529
157,599,000		Federal National Mortgage Association, 0.073%—2.625%, 11/20/2014 - 7/28/2015	157,774,375
		TOTAL GOVERNMENT AGENCIES	7,348,998,539
		U.S. TREASURIES—0.6%
37,500,000		United States Treasury Notes, 2.125%, 11/30/2014	37,559,867
37,500,000		United States Treasury Notes, 2.250%, 1/31/2015	37,697,555
		TOTAL U.S. TREASURIES	75,257,422
		REPURCHASE AGREEMENTS—39.8%
265,000,000		Interest in $650,000,000 joint repurchase agreement, 0.110% dated 10/31/2014 under which ABN AMRO Bank N.V. will repurchase the securities provided as collateral for $650,005,958 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/1/2044 and the market value of those underlying securities was $663,006,673.	265,000,000
160,000,000	[3]	Repurchase agreement, 0.060% dated 10/27/2014 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $160,015,200 on 12/23/2014. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $163,201,928.	160,000,000
225,000,000		Repurchase agreement, 0.080% dated 10/30/2014 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $225,003,500 on 11/6/2014. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $229,517,590.	225,000,000
100,000,000	[3]	Repurchase agreement, 0.080% dated 8/11/2014 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $100,020,667 on 11/12/2014. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2044 and the market value of those underlying securities was $102,710,161.	100,000,000
50,000,000	[3]	Repurchase agreement, 0.090% dated 8/14/2014 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $50,012,375 on 11/21/2014. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2044 and the market value of those underlying securities was $51,390,165.	50,000,000
24,000,000		Repurchase agreement, 0.130% dated 10/31/2014 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $24,000,260 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2019 and the market value of those underlying securities was $24,481,315.	24,000,000
150,000,000		Repurchase agreement, 0.130% dated 10/31/2014 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $150,001,625 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2044 and the market value of those underlying securities was $153,327,007.	150,000,000
950,000,000		Repurchase agreement, 0.080% dated 10/29/2014 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $950,014,778 on 11/5/2014. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/1/2047 and the market value of those underlying securities was $975,184,138.	950,000,000
750,000,000		Repurchase agreement, 0.120% dated 10/31/2014 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $750,007,500 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $768,552,102.	750,000,000
1

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$250,000,000	Repurchase agreement, 0.110% dated 10/31/2014 under which Credit Suisse Securities (USA) LLC. will repurchase the securities provided as collateral for $250,002,292 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/16/2055 and the market value of those underlying securities was $257,502,243.	$250,000,000
1,750,000,000	Repurchase agreement, 0.050% dated 10/31/2014 under which Federal Reserve Bank of New York will repurchase the securities provided as collateral for $1,750,007,292 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2021 and the market value of those underlying securities was $1,750,007,348.	1,750,000,000
150,000,000	Repurchase agreement, 0.080% dated 10/27/2014 under which Goldman Sachs & Co. will repurchase the securities provided as collateral for $150,002,333 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2044 and the market value of those underlying securities was $154,502,404.	150,000,000
75,000,000	Repurchase agreement, 0.100% dated 10/31/2014 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $75,000,625 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2044 and the market value of those underlying securities was $76,500,638.	75,000,000
	TOTAL REPURCHASE AGREEMENTS	4,899,000,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[4]	12,323,255,961
	OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	2,290,242
	TOTAL NET ASSETS—100%	$12,325,546,203
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and next reset date shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
2

Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
3
Federated Master Trust
Portfolio of Investments
October 31, 2014 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—1.6%
		Finance - Automotive—1.6%
$824,589	[1]	Santander Drive Auto Receivables Trust 2014-4, Class A1, 0.250%, 11/15/2014	$824,589
1,000,000	[1,2,3]	Westlake Automobile Receivables Trust 2014-2, Class A1, 0.350%, 11/17/2014	1,000,000
		TOTAL ASSET-BACKED SECURITIES	1,824,589
		CERTIFICATES OF DEPOSIT—31.2%
		Finance - Banking—31.2%
1,000,000		BNP Paribas SA, 0.220%, 1/9/2015	1,000,000
2,000,000	[1]	Bank of Montreal, 0.222%, 11/6/2014	2,000,000
1,000,000	[1]	Bank of Montreal, 0.231%, 1/21/2015	1,000,000
1,000,000	[1]	Bank of Montreal, 0.234%, 12/3/2014	1,000,000
2,000,000		Bank of Nova Scotia, Toronto, 0.250%, 2/11/2015	2,000,000
2,800,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.200%, 11/28/2014 - 2/2/2015	2,800,000
2,000,000	[1]	Canadian Imperial Bank of Commerce, 0.313%, 11/24/2014	2,000,000
2,000,000		Credit Agricole Corporate and Investment Bank, 0.210% - 0.230%, 11/19/2014 - 2/2/2015	2,000,000
1,000,000		Credit Suisse, Zurich, 0.220%, 12/18/2014	1,000,000
1,000,000		DNB Bank ASA, 0.190%, 3/2/2015	1,000,000
3,000,000	[1]	JPMorgan Chase Bank, N.A., 0.417%, 11/21/2014	3,000,000
6,000,000		Mizuho Bank Ltd., 0.200%, 12/15/2014	6,000,000
1,000,000	[1]	Royal Bank of Canada, Montreal, 0.232%, 11/28/2014	1,000,000
1,000,000	[1]	Royal Bank of Canada, Montreal, 0.281%, 1/9/2015	1,000,000
3,000,000		Societe Generale, Paris, 0.200%, 2/3/2015	3,000,000
5,000,000		Sumitomo Mitsui Banking Corp., 0.220%, 11/17/2014 - 2/11/2015	5,000,000
1,000,000	[1]	Wells Fargo Bank, N.A., 0.265%, 12/17/2014	1,000,000
		TOTAL CERTIFICATES OF DEPOSIT	35,800,000
		COMMERCIAL PAPER—34.7%[4]
		Finance - Banking—17.8%
2,000,000	[2,3]	ASB Finance Ltd., 0.220%, 4/27/2015	1,997,837
3,000,000		Barclays US Funding Corp., 0.250%, 12/15/2014 - 12/16/2014	2,999,069
1,000,000		HSBC USA, Inc., 0.240%, 2/20/2015	999,260
4,000,000		ING (U.S.) Funding LLC, 0.200%, 2/3/2015	3,997,911
1,500,000	[2,3]	J.P. Morgan Securities LLC, 0.331%, 2/27/2015 - 7/20/2015	1,497,722
1,000,000	[2,3]	LMA-Americas LLC, 0.230%, 12/16/2014	999,712
3,000,000	[2,3]	Matchpoint Master Trust, 0.230%, 11/19/2014	2,999,655
5,000,000	[2,3]	Nationwide Building Society, 0.200%, 2/6/2015	4,997,306
		TOTAL	20,488,472
		Finance - Commercial—6.0%
3,400,000	[2,3]	Atlantic Asset Securitization LLC, 0.210%, 11/19/2014 - 1/23/2015	3,399,112
3,500,000	[2,3]	CIESCO, LLC, 0.240%, 1/6/2015 - 2/17/2015	3,497,934
		TOTAL	6,897,046
		Finance - Retail—10.9%
3,000,000	[2,3]	Barton Capital LLC, 0.220%, 11/20/2014	2,999,652
2,000,000	[2,3]	CAFCO, LLC, 0.220%, 11/5/2014	1,999,951
1,000,000	[2,3]	Chariot Funding LLC, 0.210%, 11/6/2014	999,971
1,500,000	[2,3]	Jupiter Securitization Co. LLC, 0.281%, 11/19/2014 - 11/21/2014	1,499,774
5,000,000	[2,3]	Salisbury Receivables Company LLC, 0.220%, 1/28/2015	4,997,311
		TOTAL	12,496,659
		TOTAL COMMERCIAL PAPER	39,882,177
1

Principal Amount			Value
		CORPORATE BONDS—3.5%
		Finance - Banking—2.6%
$1,000,000		HSBC USA, Inc., 2.375%, 2/13/2015	$1,005,845
2,006,000	[2,3]	Nordea Bank AB, 3.700%, 11/13/2014	2,008,281
		TOTAL	3,014,126
		Insurance—0.9%
1,000,000	[2,3]	Metropolitan Life Global Funding I, 2.000%, 1/9/2015	1,003,115
		TOTAL CORPORATE BONDS	4,017,241
		CORPORATE NOTES—0.8%
		Insurance—0.8%
900,000	[2,3]	New York Life Global Funding, 3.000%, 5/4/2015	912,183
		NOTES - VARIABLE—4.3%[1]
		Aerospace/Auto—2.6%
2,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.348%, 1/19/2015	2,000,000
1,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.234%, 1/20/2015	1,000,000
		TOTAL	3,000,000
		Government Agency—1.7%
2,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.120%, 11/6/2014	2,000,000
		TOTAL NOTES—VARIABLE	5,000,000
		OTHER REPURCHASE AGREEMENTS—10.7%
		Finance - Banking—10.7%
1,700,000		BNP Paribas Securities Corp., 0.355%-0.436%, 11/3/2014-2/3/2015, interest in a $385,000,000 collateralized loan agreement, dated 10/30/2014–10/31/2014, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $433,515,821 have been received as collateral and held with BNY Mellon as tri-party agent.	1,700,000
2,000,000		Barclays Capital, Inc., 0.203%, 12/12/2014, interest in a $200,000,000 collateralized loan agreement, dated 10/14/2014, in which U.S. Government Agency securities with a market value of $205,211,733 have been received as collateral and held with BNYMellon as tri-party agent.	2,000,000
500,000		Citigroup Global Markets, Inc., 0.558%, 11/3/2014, interest in a $120,000,000 collateralized loan agreement, dated 10/31/2014, in which asset-backed securities and collateralized mortgage obligations with a market value of $122,405,610 have been received as collateral and held with BNY Mellon as tri-party agent.	500,000
600,000		Credit Suisse Securities (USA) LLC, 0.639%, 12/23/2014 interest in a $115,000,000 collateralized loan agreement, dated 09/26/2014, in which collateralized mortgage obligations with a market value of $117,372,980 have been received as collateral and held with JPMorgan Chase as tri-party agent.	600,000
1,500,000		HSBC Securities (USA), Inc., 0.253%, 11/3/2014, interest in a $180,000,000 collateralized loan agreement, dated 10/31/2014, in which corporate bonds and medium term notes with a market value of $183,600,062 have been received as collateral and held with JPMorgan Chase as tri-party agent.	1,500,000
1,000,000		J.P. Morgan Securities LLC, 0.314%, 1/2/2015, interest in a $250,000,000 collateralized loan agreement, dated 10/01/2014, in which asset-backed securities with a market value of $255,066,810 have been received as collateral and held with JPMorgan Chase as tri-party agent.	1,000,000
3,000,000		Mitsubishi UFJ Securities (USA), Inc., 0.253%, 12/1/2014 interest in a $225,000,000 collateralized loan agreement, dated 10/30/2014, in which asset-backed securities, common stock, corporate bonds, exchange traded mutual funds, medium term notes and municipal bonds with a market value of $229,506,378 have been received as collateral held with BNY Mellon as tri-party agent.	3,000,000
2,000,000		Wells Fargo Securities, LLC, 0.456%, 1/14/2015-1/20/2015, interest in a $500,000,000 collateralized loan agreement, dated 10/16/2014–10/21/2014, in which asset-backed securities and collateralized mortgage obligations with a market value of $510,102,001 have been received as collateral held with BNY Mellon as tri-party agent.	2,000,000
		TOTAL OTHER REPURCHASE AGREEMENTS	12,300,000
		REPURCHASE AGREEMENTS—13.1%
5,054,000		Interest in $3,500,000,000 joint repurchase agreement 0.07%, dated 10/31/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,020,417 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2019 and the market value of those underlying securities was $3,570,020,857.	5,054,000
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$10,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.11%, dated 10/31/2014 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,022,917 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/25/2044 and the market value of those underlying securities was $2,553,089,772.	$10,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	15,054,000
	TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	114,790,190
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	68,687
	TOTAL NET ASSETS—100%	$114,858,877
1	Denotes a variable rate security with current rate and next reset date shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2014, these restricted securities amounted to $36,809,516, which represented 32.0% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2014, these liquid restricted securities amounted to $36,809,516, which represented 32.0% of total net assets.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime fund (i.e., not retail as defined in the amendments) transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3

The following acronyms are used throughout this portfolio:
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
LOC	—Letter of Credit
4
Federated Municipal Trust
Portfolio of Investments
October 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.8%[1,2]
		Arkansas—1.4%
$3,800,000		Pulaski County, AR Public Facilities Board, (Series 2005: Markham Oaks and Indian Hills Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Federal Home Loan Bank of Atlanta LOC), 0.080%, 11/6/2014	$3,800,000
4,800,000		Pulaski County, AR Public Facilities Board, (Series 2012: Waterford and Bowman Heights Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Federal Home Loan Bank of Atlanta LOC), 0.080%, 11/6/2014	4,800,000
		TOTAL	8,600,000
		California—4.1%
13,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 4), Weekly VRDPs (Royal Bank of Canada, Montreal, LIQ), 0.130%,11/6/2014	13,000,000
9,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 5), Weekly VRDPs (Citibank NA, New York LIQ), 0.120%,11/6/2014	9,000,000
3,700,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 6), Weekly VRDPs (Citibank NA, New York LIQ), 0.120%,11/6/2014	3,700,000
		TOTAL	25,700,000
		Colorado—1.5%
1,900,000		Colorado HFA (Class I Bonds), (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/6/2014	1,900,000
7,500,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.140%, 11/6/2014	7,500,000
		TOTAL	9,400,000
		Connecticut—5.5%
30,500,000		Connecticut State HFA, (2008 Series E) Weekly VRDNs (Bank of America N.A. LIQ), 0.090%, 11/6/2014	30,500,000
4,000,000		Putnam, CT, 1.00% BANs, 11/25/2014	4,001,045
		TOTAL	34,501,045
		Florida—2.9%
10,000,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.150%, 11/6/2014	10,000,000
2,300,000		Jacksonville, FL PCR, PCRRB (Series 1992), 0.180% CP (Florida Power & Light Co.), Mandatory Tender 11/20/2014	2,300,000
750,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.180%, 11/6/2014	750,000
4,850,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 11/7/2014	4,850,000
		TOTAL	17,900,000
		Georgia—1.1%
7,000,000		Heard County, GA Development Authority, (First Series 2007) Daily VRDNs (Georgia Power Co.), 0.090%, 11/3/2014	7,000,000
		Idaho—1.6%
10,000,000		Power County, ID IDC, (Series 2012) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.080%, 11/5/2014	10,000,000
		Illinois—7.2%
4,565,000		Chicago, IL Midway Airport, (Series C-1) Weekly VRDNs (Bank of Montreal LOC), 0.080%, 11/6/2014	4,565,000
3,400,000		Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 0.200%, 11/6/2014	3,400,000
8,500,000		Illinois Development Finance Authority, (Series 1998) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 11/6/2014	8,500,000
11,555,000		Illinois Finance Authority, (Series 2007A) Weekly VRDNs (McKinley Foundation)/(Key Bank, N.A. LOC), 0.190%, 11/6/2014	11,555,000
14,000,000		Kane County, IL, (Series 1993) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 11/6/2014	14,000,000
3,000,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 11/5/2014	3,000,000
		TOTAL	45,020,000
		Indiana—0.6%
4,000,000		Posey County, IN EDA, (Series 2013A), 0.30% TOBs (Midwest Fertilizer Corp.)/(United States Treasury GTD), Mandatory Tender 11/18/2014	4,000,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Kentucky—0.4%
$2,320,000		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 0.280%, 11/6/2014	$2,320,000
		Louisiana—1.3%
3,300,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 11/5/2014	3,300,000
3,000,000		St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 0.220%, 11/6/2014	3,000,000
2,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 0.210%, 11/5/2014	2,000,000
		TOTAL	8,300,000
		Maine—4.9%
10,000,000		Maine State Housing Authority, (Series 2004 C-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.070%, 11/6/2014	10,000,000
9,500,000		Maine State Housing Authority, (Series 2004B-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.050%, 11/6/2014	9,500,000
11,125,000		Maine State Housing Authority, (Series 2005 C) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.070%, 11/6/2014	11,125,000
		TOTAL	30,625,000
		Michigan—6.3%
7,220,000		Michigan State Housing Development Authority, (Series 2007C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 11/5/2014	7,220,000
12,325,000		Michigan State Housing Development Authority, (Series 2007C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 11/5/2014	12,325,000
10,500,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.110%, 11/5/2014	10,500,000
6,190,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Goodwill Industries of Greater Grand Rapids, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 11/7/2014	6,190,000
3,000,000		Waterford, MI School District, 2014 State Aid Notes, 1.00% RANs, 9/24/2015	3,012,290
		TOTAL	39,247,290
		Missouri—0.4%
2,500,000		St. Louis County, MO IDA, (Series 2008A) Daily VRDNs (International Lutheran Laymen's League)/(Fifth Third Bank, Cincinnati LOC), 0.120%, 11/3/2014	2,500,000
		Multi State—5.6%
12,500,000	[3,4]	BlackRock MuniYield Quality Fund, Inc., (Series W-7), Weekly VRDPs (Barclays Bank PLC LIQ), 0.140%, 11/6/2014	12,500,000
1,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-13 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.200%, 11/6/2014	1,150,000
418,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-68 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.200%, 11/6/2014	418,000
1,280,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-78 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.200%, 11/6/2014	1,280,000
10,000,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2), Weekly VRDPs (Toronto-Dominion Bank LIQ), 0.150%, 11/6/2014	10,000,000
10,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., (Series 1-2118) Weekly VRDPs (Barclays Bank PLC LIQ), 0.10%, 11/6/2014	10,000,000
		TOTAL	35,348,000
		Nebraska—0.3%
2,000,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.240%, 11/5/2014	2,000,000
		Nevada—2.7%
2,355,000		Director of the State of Nevada Department of Business and Industry, IDRBs (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.320%, 11/6/2014	2,355,000
14,800,000		Nevada Housing Division, (Series 2004) Weekly VRDNs (Sundance Village Apartments)/(Citibank NA, New York LOC), 0.100%, 11/6/2014	14,800,000
		TOTAL	17,155,000
		New Jersey—11.9%
7,280,000		Belmar, NJ, 1.00% BANs, 2/13/2015	7,288,788
3,466,950		Brigantine, NJ, (Series 2013C), 1.00% BANs, 12/11/2014	3,468,725
6,000,000		East Greenwich Township, NJ, (Series 2013B), 1.00% BANs, 11/12/2014	6,000,592
7,000,000		Evesham Township, NJ, (Series 2014A), 1.00% BANs, 5/21/2015	7,016,466
1,460,203		Harmony Township, NJ, 1.00% BANs, 4/28/2015	1,461,967
2,000,000		Kinnelon, NJ, 1.00% BANs, 12/5/2014	2,000,591
2,524,120		Linden, NJ, 1.00% BANs, 12/18/2014	2,524,956
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$6,500,000		Linden, NJ, 1.00% BANs, 5/1/2015	$6,511,506
3,351,500		Long Beach Township, NJ, (Series 2014A), 1.00% BANs, 3/24/2015	3,355,792
1,145,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank, N.A. LOC), 0.900%, 11/6/2014	1,145,000
11,500,000	[3,4]	New Jersey State Educational Facilities Authority, (Series DBE-1307) Weekly VRDNs (New Jersey State)/(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.150%, 11/6/2014	11,500,000
6,500,000		North Wildwood, NJ, 1.00% BANs, 8/26/2015	6,520,007
8,000,000	[3,4]	Nuveen New Jersey Investment Quality Municipal Fund, Inc., (Series 2) Weekly VRDPs (Royal Bank of Canada Montreal LIQ), 0.130%, 11/6/2014	8,000,000
3,649,130		Roselle, NJ, 1.25% BANs, 12/18/2014	3,651,227
2,439,000		Seaside Park, NJ, (Series 2014A), 1.25% BANs, 5/28/2015	2,445,202
1,625,908		Wantage Township, NJ, 1.50% BANs, 1/9/2015	1,627,337
		TOTAL	74,518,156
		New York—5.8%
5,000,000		Ausable Valley, NY CSD, 0.75% BANs, 6/25/2015	5,009,957
1,310,000		Erie County, NY IDA, IDRBs (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.310%, 11/6/2014	1,310,000
4,225,000		Fulton, NY City School District, 0.75% BANs, 7/17/2015	4,237,787
4,885,000		Mt. Vernon, NY City School District, 1.00% BANs, 8/20/2015	4,897,779
1,295,000		New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.190%, 11/6/2014	1,295,000
9,210,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11683) Weekly VRDNs (Citibank NA, New York LIQ), 0.110%, 11/6/2014	9,210,000
6,280,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11702) Weekly VRDNs (Citibank NA, New York LIQ), 0.110%, 11/6/2014	6,280,000
4,000,000		Oceanside, NY Union Free School District, 0.75% BANs, 7/10/2015	4,011,498
		TOTAL	36,252,021
		Oklahoma—0.2%
1,112,499	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2009-5 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.170%, 11/6/2014	1,112,499
		Oregon—3.2%
20,000,000		Oregon State Housing and Community Services Department, (2008 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 11/6/2014	20,000,000
		Pennsylvania—1.4%
3,000,000	[3,4]	Nuveen Pennsylvania Investment Quality Municipal Fund, (1125 Series 2) Weekly VRDPs (Royal Bank of Canada Montreal LIQ), 0.150%, 11/6/2014	3,000,000
6,000,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Joint Venture Interest Trust Receipts (JVI-1006) Weekly VRDNs (Thomas Jefferson University)/(Bank of America N.A. GTD)/(Bank of America N.A. LIQ), 0.280%, 11/6/2014	6,000,000
		TOTAL	9,000,000
		Rhode Island—1.5%
6,775,000		Rhode Island State Health and Educational Building Corp., (Series 2005A: Catholic School Pool Program Issue) Daily VRDNs (Citizens Bank, N.A., Providence LOC), 0.220%, 11/3/2014	6,775,000
2,900,000		Rhode Island State Health and Educational Building Corp., (Series 2007) Weekly VRDNs (CVS-Highlander Charter School, Inc.)/(Citizens Bank, N.A., Providence LOC), 0.300%, 11/5/2014	2,900,000
		TOTAL	9,675,000
		Tennessee—3.4%
7,500,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.060%, 11/5/2014	7,500,000
2,200,000		Memphis-Shelby County, TN Industrial Development Board—PCRBs, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(Nucor Corp. GTD), 0.240%, 11/5/2014	2,200,000
5,970,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2008) Weekly VRDNs (Mur-Ci Homes, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 11/7/2014	5,970,000
5,965,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 11/7/2014	5,965,000
		TOTAL	21,635,000
		Texas—12.1%
14,000,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.070%, 11/6/2014	14,000,000
32,300,000		Calhoun, TX Port Authority, (Series 2011A) Weekly VRDNs (Formosa Plastic Corp.)/(Sumitomo Mitsui Banking Corp. LOC), 0.080%, 11/6/2014	32,300,000
3

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Texas—continued
$2,000,000	Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008B) Weekly VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 11/6/2014	$2,000,000
2,790,000	Harris County, TX HFDC, (Subseries 2008A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.070%, 11/3/2014	2,790,000
25,100,000	Texas State Department of Housing & Community Affairs, (Series 2004B) Weekly VRDNs (Texas State LIQ), 0.070%, 11/5/2014	25,100,000
	TOTAL	76,190,000
	Virginia—0.2%
1,500,000	Halifax, VA IDA, MMMs, PCR (Series 1992), 0.45% CP (Virginia Electric & Power Co.), Mandatory Tender 11/18/2014	1,500,000
	Washington—4.9%
6,125,000	Port Bellingham, WA Industrial Development Corp., (Series 2006) Weekly VRDNs (Hempler Foods Group LLC)/(Bank of Montreal LOC), 0.120%, 11/6/2014	6,125,000
24,600,000	Washington State Housing Finance Commission: MFH, (Series 2007A) Weekly VRDNs (Merrill Gardens at Kirkland LLC)/(Bank of America N.A. LOC), 0.110%, 11/6/2014	24,600,000
	TOTAL	30,725,000
	Wisconsin—7.4%
7,710,000	Janesville, WI, (Series 1992) Weekly VRDNs (Seneca Foods Corp.)/(Royal Bank of Scotland NV LOC), 0.290%, 11/6/2014	7,710,000
4,000,000	Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(BMO Harris Bank, N.A. LOC), 0.410%, 11/6/2014	4,000,000
9,700,000	Wisconsin Housing & EDA, Home Ownership Revenue (Series 2006A) Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ), 0.060%, 11/6/2014	9,700,000
5,000,000	Wisconsin Housing & EDA, Home Ownership Revenue (Series 2007C) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.060%, 11/5/2014	5,000,000
16,920,000	Wisconsin Housing & EDA, Housing Revenue (Series 2008G) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 11/6/2014	16,920,000
2,910,000	Wisconsin State HEFA, (Series 2008) Weekly VRDNs (Wisconsin Lutheran Child & Family Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.260%, 11/6/2014	2,910,000
	TOTAL	46,240,000
	TOTAL INVESTMENTS—99.8% (AT AMORTIZED COST)[5]	626,464,011
	OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	1,122,253
	TOTAL NET ASSETS—100%	$627,586,264
Securities that are subject to the federal alternative minimum tax (AMT) represent 69.1% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investor Services, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different categories should be identified as a First or Second Tier security. At October 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.0%	3.0%
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2014, these restricted securities amounted to $124,400,499, which represented 19.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2014, these liquid restricted securities amounted to $124,400,499, which represented 19.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
4

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
5

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRBs	—Industrial Development Revenue Bonds
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
MMMs	—Money Market Municipals
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PCRRB	—Pollution Control Revenue Refunding Bond
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
6
Federated Government Obligations Fund
Portfolio of Investments
October 31, 2014 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—53.3%
$85,000,000	[1]	Federal Farm Credit System Discount Notes, 0.120%, 12/11/2014 - 2/6/2015	$84,981,067
1,532,385,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.112% - 0.187%, 11/1/2014 - 12/1/2014	1,532,526,051
80,000,000		Federal Farm Credit System Notes, 1.625%, 11/19/2014	80,058,248
2,344,250,000	[1]	Federal Home Loan Bank System Discount Notes, 0.060% - 0.110%, 11/5/2014 - 4/6/2015	2,343,938,976
2,779,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.098% - 0.162%, 11/2/2014 - 1/27/2015	2,779,420,519
5,113,500,000		Federal Home Loan Bank System Notes, 0.020% - 0.270%, 11/3/2014 - 10/20/2015	5,113,333,179
1,949,500,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.050% - 0.110%, 11/4/2014 - 4/20/2015	1,949,036,782
190,500,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.132%, 12/6/2014	190,491,463
1,816,250,000	[1]	Federal National Mortgage Association Discount Notes, 0.050% - 0.120%, 1/5/2015 - 4/1/2015	1,815,857,659
444,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.122%, 11/5/2014 - 11/28/2014	443,970,726
150,000,000		Federal National Mortgage Association Notes, 0.073% - 0.750%, 12/19/2014 - 2/15/2015	150,101,413
573,330,275	[2]	Housing and Urban Development Floating Rate Notes, 0.435%, 11/1/2014	573,330,275
		TOTAL GOVERNMENT AGENCIES	17,057,046,358
		U.S. TREASURY—0.6%
100,000,000		United States Treasury Notes, 2.125%, 11/30/2014	100,159,644
100,000,000		United States Treasury Notes, 2.250%, 1/31/2015	100,526,814
		TOTAL U.S. TREASURY	200,686,458
		REPURCHASE AGREEMENTS—45.8%
350,000,000		Repurchase agreement 0.11%, dated 10/31/2014 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $350,003,208 on 11/3/2014.The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/1/2044 and the market value of those underlying securities was $357,003,627.	350,000,000
100,000,000		Repurchase agreement 0.10%, dated 10/31/2014 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $100,000,833 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/1/2043 and the market value of those underlying securities was $102,001,422.	100,000,000
250,000,000	[3]	Interest in $371,000,000 joint repurchase agreement 0.08%, dated 8/11/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $371,076,673 on 11/12/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/15/2044 and the market value of those underlying securities was $381,137,941.	250,000,000
126,000,000	[3]	Interest in $193,500,000 joint repurchase agreement 0.09%, dated 8/14/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $193,547,891 on 11/21/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agencies and a U.S. Treasury securities with various maturities to 10/15/2044 and the market value of those underlying securities was $198,923,738.	126,000,000
91,000,000		Repurchase agreement 0.13%, dated 10/31/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $91,000,986 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2044 and the market value of those underlying securities was $92,990,181.	91,000,000
119,488,000		Interest in $805,000,000 joint repurchase agreement 0.10%, dated 10/31/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $805,006,708 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2040 and the market value of those underlying securities was $827,480,366.	119,488,000
75,000,000	[3]	Interest in $150,000,000 joint repurchase agreement 0.08%, dated 10/24/2014 under which Bank of Montreal will repurchase securities provided as collateral for $150,007,000 on 11/14/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/1/2044 and the market value of those underlying securities was $153,237,677.	75,000,000
161,500,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.09%, dated 8/7/2014 under which Bank of Nova Scotia will repurchase securities provided as collateral for $250,057,500 on 11/7/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2044 and the market value of those underlying securities was $255,589,344.	161,500,000
400,000,000	[3]	Interest in $840,000,000 joint repurchase agreement 0.06%, dated 10/27/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $840,079,800 on 12/23/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2025 and the market value of those underlying securities was $856,810,082.	400,000,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$573,000,000		Interest in $775,000,000 joint repurchase agreement 0.08%, dated 10/30/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $775,012,056 on 11/6/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/15/2054 and the market value of those underlying securities was $794,251,453.	$573,000,000
1,290,981,000		Interest in $3,500,000,000 joint repurchase agreement 0.07%, dated 10/31/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,020,417 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2019 and the market value of those underlying securities was $3,570,020,857.	1,290,981,000
500,000,000		Repurchase agreement 0.10%, dated 10/31/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,004,167 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2044 and the market value of those underlying securities was $510,004,250.	500,000,000
4,700,000,000		Repurchase agreement 0.05%, dated 10/31/2014 under which Federal Reserve Bank of New York will repurchase a security provided as collateral for $4,700,019,583 on 11/3/2014. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 5/15/2018 and the market value of that underlying security was $4,700,019,649.	4,700,000,000
337,500,000	[3]	Interest in $1,244,000,000 joint repurchase agreement 0.07%, dated 10/27/2014 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,244,169,322 on 1/5/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $1,268,897,339.	337,500,000
350,000,000		Repurchase agreement 0.08%, dated 10/27/2014 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $350,005,444 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2044 and the market value of those underlying securities was $360,505,608.	350,000,000
300,000,000		Repurchase agreement 0.10%, dated 10/31/2014 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $300,002,500 on 11/3/2014. The securities provided as collateral at the end of the period held with JPMorgan Chase tri-party agent, were U.S Government Agency Securities with various maturities to 11/1/2044 and the market value of those underlying securities was $309,003,899.	300,000,000
136,550,000		Repurchase agreement 0.10%, dated 10/31/2014 under which ING Financial Markets LLC will repurchase securities provided as collateral for $136,551,138 on 11/3/2014. The securities provided as collateral at the end of the period held with JPMorgan Chase tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2044 and the market value of those underlying securities was $140,650,338.	136,550,000
102,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.14%, dated 7/10/2014 under which ING Financial Markets LLC will repurchase securities provided as collateral for $400,280,000 on 1/6/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2044 and the market value of those underlying securities was $412,181,050.	102,000,000
400,000,000	[3]	Repurchase agreement 0.14%, dated 7/10/2014 under which ING Financial Markets LLC will repurchase securities provided as collateral for $400,280,000 on 1/6/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase tri-party agent, were U.S. Government Agency securities with various maturities to 6/25/2043 and the market value of those underlying securities was $412,183,529.	400,000,000
400,000,000		Repurchase agreement 0.13%, dated 10/31/2014 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $400,004,333 on 11/3/2014. The securities provided as collateral at the end of the period held with JPMorgan Chase tri-party agent, were U.S. Government Agency securities with various maturities to 11/16/2050 and the market value of those underlying securities was $409,576,712.	400,000,000
485,000,000		Interest in $600,000,000 joint repurchase agreement 0.09%, dated 10/31/2014 under which Merrill Lynch, Pierce, Fenner, and Smith will repurchase securities provided as collateral for $600,004,500 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2040 and the market value of those underlying securities was $612,004,643.	485,000,000
500,000,000		Repurchase agreement 0.10%, dated 10/31/2014 under which Merrill Lynch, Pierce, Fenner, and Smith will repurchase securities provided as collateral for $500,004,167 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2039 and the market value of those underlying securities was $510,004,324.	500,000,000
265,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.07%, dated 10/14/2014 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $400,070,000 on 1/12/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/25/2044 and the market value of those underlying securities was $411,796,954.	265,000,000
196,000,000	[3]	Interest in $300,000,000 joint repurchase agreement 0.08%, dated 10/17/2014 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $300,020,667 on 11/17/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/25/2044 and the market value of those underlying securities was $308,670,846.	196,000,000
250,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.08%, dated 9/11/2014 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $400,106,667 on 1/9/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2062 and the market value of those underlying securities was $411,690,874.	250,000,000
2

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$495,000,000		Interest in $1,900,000,000 joint repurchase agreement 0.11%, dated 10/31/2014 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,900,017,417 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2060 and the market value of those underlying securities was $1,950,890,710.	$495,000,000
745,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.11%, dated 10/31/2014 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,022,917 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/25/2044 and the market value of those underlying securities was $2,553,089,772.	745,000,000
29,873,000	[3]	Interest in $300,000,000 joint repurchase agreement 0.06%, dated 10/14/2014 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $300,015,000 on 11/13/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2044 and the market value of those underlying securities was $307,560,438.	29,873,000
239,000,000	[3]	Interest in $360,000,000 joint repurchase agreement 0.07%, dated 10/14/2014 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $360,063,000 on 1/12/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2044 and the market value of those underlying securities was $369,444,079.	239,000,000
300,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.05%, dated 10/2/2014 under which Societe Generale, New York will repurchase securities provided as collateral for $500,022,222 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2044 and the market value of those underlying securities was $510,207,329.	300,000,000
100,000,000		Repurchase agreement 0.10%, dated 10/31/2014 under which Wells Fargo Securities LLC will repurchase a security provided as collateral for $100,000,833 on 11/3/2014. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security maturing on 9/20/2042 and the market value of that underlying security was $102,000,850.	100,000,000
300,000,000		Interest in $1,250,000,000 joint repurchase agreement 0.10%, dated 10/31/2014 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,250,010,417 on 11/3/2014. The securities provided as collateral at the end underlying securities was $510,004,324.held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/15/2053 and the market value of those underlying securities was $1,276,444,246.	300,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	14,667,892,000
		TOTAL INVESTMENTS—99.7% (AT AMORTIZED COST)[4]	31,925,624,816
		OTHER ASSETS AND LIABILITIES - NET—0.3%[5]	103,110,554
		TOTAL NET ASSETS—100%	$32,028,735,370
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and next reset date shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principal. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
3

Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
4
Federated Government Obligations Tax-Managed Fund
Portfolio of Investments
October 31, 2014 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—73.1%
$648,500,000	[1]	Federal Farm Credit System Discount Notes, 0.050% - 0.120%, 11/6/2014 - 4/16/2015	$$648,384,863
968,330,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.088% - 0.400%, 11/3/2014 - 11/28/2014	968,357,913
160,700,000		Federal Farm Credit System, 0.250% - 2.800%, 11/5/2014 - 2/24/2015	160,787,231
745,076,000	[1]	Federal Home Loan Bank System Discount Notes, 0.062% - 0.075%, 11/19/2014 - 1/30/2015	744,965,072
743,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.097% - 0.734%, 11/15/2014 - 12/18/2014	743,504,930
254,000,000		Federal Home Loan Bank System, 0.020% - 0.130%, 1/15/2015 - 5/8/2015	253,989,018
87,500,000	[1]	Tennessee Valley Authority Discount Notes, 0.050%, 11/6/2014	87,499,392
13,310,000		Tennessee Valley Authority, 4.375%, 6/15/2015	13,657,405
		TOTAL GOVERNMENT AGENCIES	3,621,145,824
		U.S. TREASURY—27.3%
150,000,000		United States Treasury Bonds, 11.250%, 2/15/2015	154,830,080
30,000,000		United States Treasury Notes, 0.250%, 1/31/2015	30,014,705
143,000,000		United States Treasury Notes, 0.250%, 2/15/2015	143,077,399
113,000,000		United States Treasury Notes, 0.375%, 11/15/2014	113,013,188
200,000,000		United States Treasury Notes, 0.375%, 3/15/2015	200,243,867
573,000,000		United States Treasury Notes, 2.125%, 11/30/2014	573,942,604
135,000,000		United States Treasury Notes, 2.375%, 2/28/2015	136,035,674
		TOTAL U.S. TREASURY	1,351,157,517
		TOTAL INVESTMENTS—100.4% (AT AMORTIZED COST)[3]	4,972,303,341
		OTHER ASSETS AND LIABILITIES—(0.4)%[4]	(19,180,956)
		NET ASSETS—100%	$4,953,122,385
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and maturity or tender date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
1

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
2
Federated Liberty U.S. Government Money Market Trust
Portfolio of Investments
October 31, 2014 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—58.9%
$6,995,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.112%—0.187%, 11/1/2014 - 12/1/2014	$6,995,763
500,000		Federal Farm Credit System Notes, 1.625%, 11/19/2014	500,364
7,600,000	[2]	Federal Home Loan Bank System Discount Notes, 0.060%—0.110%, 11/7/2014 - 2/25/2015	7,598,982
11,150,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.102%—0.162%, 11/3/2014 - 1/27/2015	11,149,685
21,470,000		Federal Home Loan Bank System Notes, 0.060%—2.000%, 11/7/2014 - 10/20/2015	21,474,163
10,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.050%—0.110%, 11/4/2014 - 4/9/2015	10,497,707
1,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.132%, 11/17/2014	999,955
800,000		Federal Home Loan Mortgage Corp. Notes, 5.000%, 11/13/2014	801,294
9,100,000	[2]	Federal National Mortgage Association Discount Notes, 0.050%—0.120%, 1/5/2015 - 4/1/2015	9,098,003
2,473,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.122%—0.185%, 11/5/2014 - 1/2/2015	2,472,852
1,566,000		Federal National Mortgage Association Notes, 0.750%—1.300%, 11/17/2014 - 12/19/2014	1,567,040
		TOTAL GOVERNMENT AGENCIES	73,155,808
		U.S. TREASURY—0.8%
500,000		United States Treasury Notes, 2.125%, 11/30/2014	500,798
500,000		United States Treasury Notes, 2.250%, 1/31/2015	502,634
		TOTAL U.S. TREASURY	1,003,432
		REPURCHASE AGREEMENTS—40.4%
1,000,000	[3]	Interest in $371,000,000 joint repurchase agreement 0.08%, dated 8/11/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $371,076,673 on 11/12/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/15/2044 and the market value of those underlying securities was $381,137,941.	1,000,000
500,000	[3]	Interest in $193,500,000 joint repurchase agreement 0.09%, dated 8/14/2014 under which BNP Paribas Securities Corp. will repurchase security provided as collateral for $193,547,891 on 11/21/2014. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 10/15/2044 and the market value of those underlying securities was $198,923,738.	500,000
500,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.09%, dated 8/7/2014 under which Bank of Nova Scotia will repurchase securities provided as collateral for $250,057,500 on 11/7/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2044 and the market value of those underlying securities was $255,589,344.	500,000
2,000,000		Interest in $775,000,000 joint repurchase agreement 0.08%, dated 10/30/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $775,012,056 on 11/6/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and U.S. Treasury securities with various maturities to 1/15/2054 and the market value of those underlying securities was $794,251,453.	2,000,000
7,000,000		Interest in $550,000,000 joint repurchase agreement 0.08%, dated 10/29/2014 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $550,008,556 on 11/05/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and U.S. Treasury securities with various maturities to 11/25/2044 and the market value of those underlying securities was $561,729,441.	7,000,000
5,725,000		Interest in $3,500,000,000 joint repurchase agreement 0.07%, dated 10/31/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,020,417 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2019 and the market value of those underlying securities was $3,570,020,857.	5,725,000
1,500,000	[3]	Interest in $1,244,000,000 joint repurchase agreement 0.07%, dated 10/27/2014 under which Goldman Sachs and Co. will repurchase securities provided as collateral for $1,244,169,322 on 1/5/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $1,268,897,339.	1,500,000
3,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.14%, dated 7/10/2014 under which ING Financial Markets LLC will repurchase securities provided as collateral for $400,280,000 on 1/6/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2044 and the market value of those underlying securities was $412,181,050.	3,000,000
1,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.07%, dated 10/14/2014 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $400,070,000 on 1/12/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/25/2044 and the market value of those underlying securities was $411,796,954.	1,000,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$1,000,000	[3]	Interest in $300,000,000 joint repurchase agreement 0.08%, dated 10/17/2014 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $300,020,667 on 11/17/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/25/2044 and the market value of those underlying securities was $308,670,846.	$1,000,000
1,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.08%, dated 9/11/2014 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $400,106,667 on 1/9/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2062 and the market value of those underlying securities was $411,690,874.	1,000,000
5,000,000		Interest in $1,900,000,000 joint repurchase agreement 0.11%, dated 10/31/2014 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,900,017,417 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2060 and the market value of those underlying securities was $1,950,890,710.	5,000,000
10,000,000		Interest in $500,000,000 joint repurchase agreement 0.12%, dated 10/31/2014 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $500,005,000 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/16/2047 and the market value of those underlying securities was $512,328,543.	10,000,000
10,000,000		Interest in $100,000,000 joint repurchase agreement 0.11%, dated 10/31/2014 under which Pershing LLC will repurchase securities provided as collateral for $100,000,917 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and U.S. Treasury securities with various maturities to 10/20/2064 and the market value of those underlying securities was $102,003,042.	10,000,000
1,000,000	[3]	Interest in $360,000,000 joint repurchase agreement 0.07%, dated 10/14/2014 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $360,063,000 on 1/12/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2044 and the market value of those underlying securities was $369,444,079.	1,000,000
		TOTAL REPURCHASE AGREEMENTS	50,225,000
		TOTAL INVESTMENTS—100.1% (AT AMORTIZED COST)[4]	124,384,240
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(129,359)
		TOTAL NET ASSETS—100%	$124,254,881
1	Floating rate notes with current rate(s) and next reset date(s) shown.
2	Discount rate(s) at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
2

Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3
Federated Money Market Management
Portfolio of Investments
October 31, 2014 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—1.7%
		Finance - Automotive—1.0%
$10,000,000		Ally Auto Receivables Trust 2014-SN2, Class A1, 0.250%, 10/20/2015	$10,000,000
4,498,246	[1,2,3]	Enterprise Fleet Financing LLC 2014-1, Class A1, 0.250%, 11/20/2014	4,498,246
7,362,621	[1,2]	Enterprise Fleet Financing LLC 2014-2, Class A1, 0.250%, 8/20/2015	7,362,621
3,635,820	[1,2,3]	Wheels SPV 2, LLC 2014-1, Class A1, 0.240%, 5/20/2015	3,635,820
		TOTAL	25,496,687
		Finance - Retail—0.7%
20,000,000	[1,2,3]	Fosse Master Issuer PLC (Series 2014-1,) Class A1, 0.277%, 11/18/2014	20,000,000
		TOTAL ASSET-BACKED SECURITIES	45,496,687
		BANK NOTE—2.6%
		Finance - Banking—2.6%
70,000,000		Bank of America N.A., 0.200%, 2/17/2015 - 3/2/2015	70,000,000
		CERTIFICATES OF DEPOSIT—27.0%
		Finance - Banking—27.0%
20,000,000		BMO Harris Bank, N.A., 0.250%, 2/23/2015	20,000,000
60,000,000		BNP Paribas SA, 0.220%, 1/14/2015 - 1/15/2015	60,000,000
20,000,000	[3]	Bank of Montreal, 0.234%, 12/3/2014	20,000,000
110,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.150%—0.220%, 12/1/2014 - 3/5/2015	110,000,000
15,800,000	[3]	Canadian Imperial Bank of Commerce, 0.313%, 11/24/2014	15,800,000
26,000,000		Credit Agricole Corporate and Investment Bank, 0.210%—0.230%, 12/1/2014 - 2/2/2015	26,000,000
25,000,000		Credit Suisse, Zurich, 0.220%, 1/8/2015	25,000,000
50,000,000		DNB Bank ASA, 0.190%, 3/2/2015	50,000,000
80,000,000		Mizuho Bank Ltd., 0.200%, 1/9/2015 - 2/6/2015	80,000,000
40,000,000	[3]	Royal Bank of Canada, Montreal, 0.233%, 11/12/2014	40,000,000
15,000,000	[3]	Royal Bank of Canada, Montreal, 0.281%, 1/9/2015	15,000,000
50,000,000		Standard Chartered Bank PLC, 0.200%, 12/3/2014	50,000,000
25,000,000	[3]	State Street Bank and Trust Co., 0.281%, 10/7/2015	25,000,000
133,000,000		Sumitomo Mitsui Banking Corp., 0.220%, 11/3/2014 - 2/25/2015	133,000,000
500,000	[3]	Toronto Dominion Bank, 0.217%, 11/18/2014	500,000
400,000	[3]	Toronto Dominion Bank, 0.231%, 1/15/2015	400,000
25,000,000	[3]	Toronto Dominion Bank, 0.237%, 11/6/2014	25,000,000
10,000,000	[3]	Toronto Dominion Bank, 0.242%, 11/3/2014	10,000,000
25,000,000	[3]	Toronto Dominion Bank, 0.242%, 11/4/2014	25,000,000
		TOTAL CERTIFICATES OF DEPOSIT	730,700,000
		COMMERCIAL PAPER—29.4%[4]
		Finance - Banking—13.9%
35,000,000		Barclays US Funding Corp., 0.200%—0.250%, 12/15/2014 - 12/18/2014	34,990,160
5,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.351%, 8/20/2015	4,985,806
50,000,000		HSBC USA, Inc., 0.240%, 2/20/2015	49,963,000
15,000,000	[1,2]	JPMorgan Securities LLC, 0.331%, 5/21/2015	14,972,362
42,100,000	[1,2]	LMA-Americas LLC, 0.230%, 1/5/2015 - 1/21/2015	42,079,031
125,000,000		Lloyds Bank PLC, London, 0.100%, 11/4/2014	124,998,958
25,000,000	[1,2]	Matchpoint Master Trust, 0.260%, 12/3/2014	24,994,222
30,000,000	[1,2]	Nationwide Building Society, 0.220%, 12/2/2014	29,994,317
50,000,000	[1,2]	Societe Generale, Paris, 0.210%—0.225%, 2/2/2015	49,971,131
		TOTAL	376,948,987
1

Principal Amount			Value
		COMMERCIAL PAPER—continued[4]
		Finance - Commercial—7.2%
$80,000,000	[1,2]	Alpine Securitization Corp., 0.220%—0.230%, 12/1/2014 - 1/8/2015	$79,973,150
65,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.210%—0.220%, 12/8/2014 - 1/14/2015	64,978,480
50,000,000	[1,2]	Sheffield Receivables Corp., 0.220%, 2/17/2015	49,967,000
		TOTAL	194,918,630
		Finance - Retail—7.4%
40,000,000	[1,2]	Barton Capital LLC, 0.220%, 11/25/2014	39,994,134
25,000,000	[1,2]	CAFCO, LLC, 0.240%, 4/13/2015	24,972,833
20,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.281%, 1/6/2015	19,989,733
75,000,000	[1,2]	Salisbury Receivables Company LLC, 0.220%, 1/28/2015 - 2/20/2015	74,952,639
40,000,000	[1,2]	Starbird Funding Corp., 0.230%, 12/9/2014	39,990,289
		TOTAL	199,899,628
		Sovereign—0.9%
10,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.215%, 12/4/2014	9,998,029
14,300,000	[1,2]	Erste Abwicklungsanstalt, 0.155%, 1/23/2015	14,294,890
		TOTAL	24,292,919
		TOTAL COMMERCIAL PAPER	796,060,164
		CORPORATE BONDS—3.8%
		Finance - Banking—1.8%
6,000,000		Bank of Nova Scotia, Toronto, 3.400%, 1/22/2015	6,040,680
27,520,000		HSBC USA, Inc., 2.375%, 2/13/2015	27,681,718
5,950,000		National Australia Bank Ltd., Melbourne, 2.000%, 3/9/2015	5,986,234
1,315,000	[1,2]	National Australia Bank Ltd., Melbourne, 3.750%, 3/2/2015	1,329,896
8,000,000	[1,2]	Nordea Bank AB, 2.250%, 3/20/2015	8,059,920
1,225,000	[1,2]	Nordea Bank AB, 3.700%, 11/13/2014	1,226,364
		TOTAL	50,324,812
		Finance - Commercial—1.4%
10,000,000		General Electric Capital Corp., 1.625%, 7/2/2015	10,086,101
21,500,000		General Electric Capital Corp., 2.150%, 1/9/2015	21,574,823
5,000,000		General Electric Capital Corp., 2.250%, 11/9/2015	5,093,240
550,000		General Electric Capital Corp., 2.375%, 6/30/2015	557,440
		TOTAL	37,311,604
		Insurance—0.6%
475,000	[1,2]	Metropolitan Life Global Funding I, 2.000%, 1/9/2015	476,490
7,000,000	[1,2]	Metropolitan Life Global Funding I, 2.500%, 9/29/2015	7,132,914
7,975,000	[1,2]	New York Life Global Funding, 1.300%, 1/12/2015	7,991,283
		TOTAL	15,600,687
		TOTAL CORPORATE BONDS	103,237,103
		CORPORATE NOTES—1.3%
		Finance - Banking—0.9%
25,000,000	[1,2]	Standard Chartered Bank PLC, 5.500%, 11/18/2014	25,060,310
		Insurance—0.4%
10,000,000	[1,2]	Metropolitan Life Global Funding I, 1.700%, 6/29/2015	10,089,388
400,000	[1,2]	New York Life Global Funding, 0.750%, 7/24/2015	401,176
950,000	[1,2]	New York Life Global Funding, 3.000%, 5/4/2015	963,080
		TOTAL	11,453,644
		TOTAL CORPORATE NOTES	36,513,954
		NOTES - VARIABLE—2.9%[3]
		Aerospace/Auto—1.1%
19,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.233%, 1/29/2015	19,000,000
10,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.234%, 12/10/2014	10,000,000
2

Principal Amount			Value
		NOTES - VARIABLE—continued[3]
		Aerospace/Auto—continued
$300,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.383%, 1/8/2015	$300,205
300,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.384%, 12/10/2014	300,162
		TOTAL	29,600,367
		Finance - Banking—1.5%
10,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.263%,11/24/2014	10,000,000
850,000	[1,2]	Commonwealth Bank of Australia, Unsecured, 0.513%, 1/29/2015	850,580
2,856,000		Kern, CA Water Bank Authority, (Series B), (Wells Fargo Bank, N.A. LOC), 0.150%, 11/6/2014	2,856,000
3,070,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 11/4/2014	3,070,000
10,000,000		New York State HFA, (Series 2013-A), (Wells Fargo Bank, N.A. LOC), 0.090%, 11/5/2014	10,000,000
800,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.120%, 11/6/2014	800,000
1,055,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 11/4/2014	1,055,000
12,700,000		U.S. Bank, N.A., 0.295%, 1/2/2015	12,706,908
250,000		Washington State Housing Finance Commission, Revenue Bonds, (Wells Fargo Bank, N.A. LOC), 0.140%, 11/6/2014	250,000
		TOTAL	41,588,488
		Finance - Commercial—0.3%
6,967,000		General Electric Capital Corp., Sr. Unsecured, 0.883%, 12/30/2014	7,007,348
		TOTAL NOTES - VARIABLE	78,196,203
		OTHER REPURCHASE AGREEMENTS—20.0%
		Finance - Banking—20.0%
60,000,000		BMO Capital Markets Corp., 0.152%, 11/3/2014, interest in a $80,000,000 collateralized loan agreement, dated 10/31/2014, in which corporate bonds, medium term notes and U.S. Treasury securities with a market value of $81,601,043 have been received as collateral and held with BNY Mellon as tri-party agent.	60,000,000
48,000,000		BNP Paribas Securities Corp., 0.355%—0.436%, 11/3/2014 - 2/3/2015, interest in a $425,000,000 collateralized loan agreement, dated 10/30/2014 - 10/31/2014, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $433,515,821 have been received as collateral and held with BNY Mellon as tri-party agent.	48,000,000
50,000,000		Barclays Capital, Inc., 0.152%—0.203%, 11/24/2014 - 12/12/2014, interest in a $450,000,000 collateralized loan agreement, dated 10/14/2014 – 10/23/2014, in which U.S. Government Agency securities with a market value of $460,285,504 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
109,000,000		Citigroup Global Markets, Inc., 0.558%—0.750%, 11/3/2014 - 12/9/2014, interest in a $325,000,000 collateralized loan agreement, dated 10/10/2014 – 10/31/2014, in which asset-backed securities, collateralized mortgage obligations and convertible bonds with a market value of $331,606,081 have been received as collateral and held with BNY Mellon as tri-party agent.	109,000,000
9,000,000		Credit Suisse Securities (USA) LLC, 0.183%, 11/3/2014, interest in a $200,000,000 collateralized loan agreement, dated 10/31/2014, in which common stock, converitible bonds mutual funds and warrants with a market value of $204,020,202 have been received as collateral and held with JPMorgan Chase as tri-party agent.	9,000,000
28,000,000		HSBC Securities (USA), Inc., 0.253%, 11/3/2014, interest in a $180,000,000 collateralized loan agreement, dated 10/31/2014, in which corporate bonds and medium term notes with a market value of $183,600,062 have been received as collateral and held with JPMorgan Chase as tri-party agent.	28,000,000
30,000,000		JPMorgan Securities LLC, 0.314%, 1/2/2015, interest in a $250,000,000 collateralized loan agreement, dated 10/1/2014, in which asset-backed securities with a market value of $255,066,810 have been received as collateral and held with JPMorgan Chase as tri-party agent.	30,000,000
85,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.355%—0.456%, 11/3/2014, interest in a $450,000,000 collateralized loan agreement, dated 10/31/2014, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, municipal bonds, medium term notes and U.S. Government Agency securities with a market value of $460,285,504 have been received as collateral and held with BNY Mellon as tri-party agent.	85,000,000
24,000,000		Mitsubishi UFJ Securities (USA), Inc., 0.253%, 11/24/2014 - 12/1/2014, interest in a $425,000,000 collateralized loan agreement, dated 10/23/2014 - 10/30/2014, in which corporate bonds, common stock, municipal bonds, medium term notes and exchange traded funds with a market value of $433,521,977 have been received as collateral and held with BNY Mellon as tri-party agent.	24,000,000
100,000,000		Wells Fargo Securities, LLC, 0.253%, 11/3/2014, interest in a $250,000,000 collateralized loan agreement, dated 10/31/2014, in which convertible bonds, common stock and exchange traded funds with a market value of $255,010,376 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
		TOTAL OTHER REPURCHASE AGREEMENTS	543,000,000
		REPURCHASE AGREEMENTS—12.0%
125,026,000		Interest in $3,500,000,000 joint repurchase agreement 0.07%, dated 10/31/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,020,417 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2019 and the market value of those underlying securities was $3,570,020,857.	125,026,000
3

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$200,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.11%, dated 10/31/2014 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,022,917 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/25/2044 and the market value of those underlying securities was $2,553,089,772.	$200,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	325,026,000
	TOTAL INVESTMENTS—100.7% (AT AMORTIZED COST)[5]	2,728,230,111
	OTHER ASSETS AND LIABILITIES - NET—(0.7)%[6]	(18,321,023)
	TOTAL NET ASSETS—100%	$2,709,909,088
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2014, these restricted securities amounted to $695,186,134, which represented 25.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2014, these liquid restricted securities amounted to $695,186,134, which represented 25.7% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
4

The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
HFA	—Housing Finance Authority
LOC	—Letter of Credit
5
Federated Municipal Obligations Fund
Portfolio of Investments
October 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.0%[1,2]
		Alabama—6.0%
$3,215,000		Alabama HFA MFH, (2000 Series C: Parktowne Apartments) Weekly VRDNs (Park Towne Villas Ltd.)/(Branch Banking & Trust Co. LOC), 0.080%, 11/6/2014	$3,215,000
3,470,000		Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.080%, 11/6/2014	3,470,000
7,325,000		Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Mizuho Bank Ltd. LOC), 0.080%, 11/6/2014	7,325,000
8,400,000		Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Mizuho Bank Ltd. LOC), 0.080%, 11/6/2014	8,400,000
8,440,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Mizuho Bank Ltd. LOC), 0.080%, 11/6/2014	8,440,000
1,735,000		Autauga County, AL IDA, (Series 2008) Weekly VRDNs (Marshall Prattville, LLC)/(Wells Fargo Bank, N.A. LOC), 0.070%, 11/6/2014	1,735,000
10,000,000		Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.140%, 11/6/2014	10,000,000
5,920,000		Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.100%, 11/6/2014	5,920,000
25,000,000		Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.100%, 11/3/2014	25,000,000
15,000,000		Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.070%, 11/6/2014	15,000,000
16,975,000		Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.070%, 11/6/2014	16,975,000
10,000,000		Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.090%, 11/6/2014	10,000,000
23,200,000		Mobile, AL IDB, PCRBs (Series 2007B), 0.28% TOBs (Alabama Power Co.), Mandatory Tender 4/8/2015	23,200,000
6,000,000		Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 11/6/2014	6,000,000
520,000		Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(FHLB of Atlanta LOC), 0.220%, 11/6/2014	520,000
		TOTAL	145,200,000
		Alaska—0.5%
11,985,000	[3,4]	Alaska State Housing Finance Corp., PUTTERs (Series 4324), 0.15% TOBs (JPMorgan Chase & Co. LIQ), Optional Tender 11/20/2014	11,985,000
		California—6.8%
2,750,000		Alameda County, CA IDA, (Series 2005: Essai, Inc. Project) Weekly VRDNs (Oz Enterprises, LLC)/(MUFG Union Bank, N.A. LOC), 0.080%, 11/6/2014	2,750,000
2,385,000		Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.080%, 11/6/2014	2,385,000
2,550,000		Alameda County, CA IDA, (Series 2014) Weekly VRDNs (Evolve Manufacturing Technologies Inc.)/(Wells Fargo Bank, N.A. LOC), 0.080%, 11/6/2014	2,550,000
8,585,000		California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Santander Bank, N.A. LOC), 0.680%, 11/6/2014	8,585,000
1,550,000		California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(CoBank, ACB LOC), 0.100%, 11/6/2014	1,550,000
6,815,000		California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.100%, 11/6/2014	6,815,000
380,000		California PCFA, (Series 2001A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 0.090%, 11/5/2014	380,000
5,000,000		California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.140%, 11/6/2014	5,000,000
3,500,000		California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.100%, 11/6/2014	3,500,000
2,940,000		California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.160%, 11/6/2014	2,940,000
8,000,000		California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(CoBank, ACB LOC), 0.100%, 11/6/2014	8,000,000
2,000,000		California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(CoBank, ACB LOC), 0.070%, 11/6/2014	2,000,000
3,000,000		California PCFA, (Series 2003) Weekly VRDNs (P & D Dairy and Poso Creek Family Dairy, LLC)/(Bank of the West, San Francisco, CA LOC), 0.180%, 11/6/2014	3,000,000
2,350,000		California PCFA, (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wells Fargo Bank, N.A. LOC), 0.100%, 11/6/2014	2,350,000
2,000,000		California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wells Fargo Bank, N.A. LOC), 0.100%, 11/6/2014	2,000,000
6,645,000		California PCFA, (Series 2006A) Weekly VRDNs (Garaventa Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.080%, 11/5/2014	6,645,000
1,405,000		California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(MUFG Union Bank, N.A. LOC), 0.080%, 11/5/2014	1,405,000
2,215,000		California PCFA, (Series 2011) Weekly VRDNs (Recycling Industries, Inc.)/(Comerica Bank LOC), 0.090%, 11/5/2014	2,215,000
2,805,000		California PCFA, (Series 2011A) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.090%, 11/5/2014	2,805,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$5,135,000		California PCFA, (Series 2012) Weekly VRDNs (Alameda County Industries AR, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.100%, 11/5/2014	$5,135,000
2,390,000		California PCFA, (Series 2012) Weekly VRDNs (California Waste Recovery Systems, LLC)/(MUFG Union Bank, N.A. LOC), 0.080%, 11/5/2014	2,390,000
5,500,000		California PCFA, (Series 2012) Weekly VRDNs (The Ratto Group of Companies, Inc.)/(MUFG Union Bank, N.A. LOC), 0.080%, 11/5/2014	5,500,000
2,825,000		California PCFA, (Series 2012A) Weekly VRDNs (Metropolitan Recycling LLC)/(Comerica Bank LOC), 0.090%, 11/5/2014	2,825,000
2,205,000		California PCFA, (Series 2014) Weekly VRDNs (Bay Counties Waste Services, Inc.)/(Comerica Bank LOC), 0.090%, 11/5/2014	2,205,000
2,905,000		California PCFA, (Series 2014) Weekly VRDNs (Garden City Sanitation, Inc.)/(MUFG Union Bank, N.A. LOC), 0.090%, 11/5/2014	2,905,000
1,170,000		California PCFA, (Series 2014) Weekly VRDNs (Mill Valley Refuse Service, Inc.)/(Comerica Bank LOC), 0.090%, 11/5/2014	1,170,000
10,000,000		California PCFA, (Series 2014) Weekly VRDNs (Sierra Pacific Industries)/(Wells Fargo Bank, N.A. LOC), 0.080%, 11/5/2014	10,000,000
3,855,000		California PCFA, (Series 2014) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.090%, 11/5/2014	3,855,000
2,400,000		California Statewide Communities Development Authority IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.380%, 11/6/2014	2,400,000
3,380,000		California Statewide Communities Development Authority IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.150%, 11/6/2014	3,380,000
13,315,000	[3,4]	Chino Basin, CA Regional Financing Authority, SPEARs (Series DBE-500) Weekly VRDNs (Inland Empire Utilities Agency)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 11/6/2014	13,315,000
7,000,000		Los Angeles, CA Department of Airports, (Subseries B-1), 0.13% CP (Los Angeles International Airport)/(Bank of the West, San Francisco, CA LOC), Mandatory Tender 1/16/2015	7,000,000
15,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 2), Weekly VRDPs, (Citibank NA, New York LIQ), 0.120%, 11/6/2014	15,000,000
6,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 3), Weekly VRDPs, (Deutsche Bank AG LIQ), 0.140%, 11/6/2014	6,000,000
15,390,000	[3,4]	San Mateo County, CA CCD, SPEARs (Series DB-631) Weekly VRDNs (Deutsche Bank AG LIQ), 0.100%, 11/6/2014	15,390,000
		TOTAL	165,345,000
		Colorado—2.6%
1,000,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLP)/(U.S. Bank, N.A. LOC), 0.150%, 11/6/2014	1,000,000
2,300,000		Colorado HFA (Class I Bonds), (Series 2005A) Weekly VRDNs (Closet Factory)/(FHLB of Topeka LOC), 0.100%, 11/6/2014	2,300,000
3,310,000		Colorado HFA (Class I Bonds), (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.100%, 11/6/2014	3,310,000
15,000,000	[3,4]	Denver, CO City & County Airport Authority, RBC Muni Trust (Series E-25) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.070%, 11/6/2014	15,000,000
14,860,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-467) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.150%, 11/6/2014	14,860,000
27,340,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 11/6/2014	27,340,000
		TOTAL	63,810,000
		Connecticut—3.6%
4,100,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.060%, 11/5/2014	4,100,000
83,545,000		Connecticut State HFA, (2008 Series E) Weekly VRDNs (Bank of America N.A. LIQ), 0.090%, 11/6/2014	83,545,000
1,300,000		Connecticut State HFA, (Series 2012D-3) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.060%, 11/6/2014	1,300,000
		TOTAL	88,945,000
		District of Columbia—0.2%
3,695,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.100%, 11/6/2014	3,695,000
		Florida—6.4%
1,000,000	[3,4]	Broward County, FL School Board, SPEARs (Series DBE-580) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 11/6/2014	1,000,000
645,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.170%, 11/6/2014	645,000
2,427,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.170%, 11/6/2014	2,427,000
3,410,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2006-B17), 0.20% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 7/8/2015	3,410,000
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$10,285,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.150%, 11/6/2014	$10,285,000
17,093,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.180%, 11/6/2014	17,093,000
62,600,000	[3,4]	Miami-Dade County, FL Aviation, SPEARs (DBE-459) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.170%, 11/6/2014	62,600,000
48,785,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.090%, 11/3/2014	48,785,000
8,830,000		UCF Health Facilities Corp., FL, Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 11/7/2014	8,830,000
		TOTAL	155,075,000
		Georgia—6.3%
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.160%, 11/6/2014	5,400,000
39,500,000		Burke County, GA Development Authority, (Third Series 2012) Daily VRDNs (Georgia Power Co.), 0.070%, 11/3/2014	39,500,000
16,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Mizuho Bank Ltd. LOC), 0.080%, 11/6/2014	16,000,000
18,000,000		Fulton County, GA Housing Authority, (Series 1999) Weekly VRDNs (Walton Falls Apartments)/(Wells Fargo Bank, N.A. LOC), 0.110%, 11/6/2014	18,000,000
18,125,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11), 0.19% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 7/8/2015	18,125,000
7,700,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.110%, 11/6/2014	7,700,000
2,100,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 11/6/2014	2,100,000
3,800,000		Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.090%, 11/3/2014	3,800,000
6,000,000		Heard County, GA Development Authority, (First Series 2007) Daily VRDNs (Georgia Power Co.), 0.090%, 11/3/2014	6,000,000
10,600,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.080%, 11/6/2014	10,600,000
10,750,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.080%, 11/5/2014	10,750,000
15,000,000		Wayne County, GA, IDA, (Series 2000) Weekly VRDNs (Rayonier, Inc.)/(Bank of America N.A. LOC), 0.090%, 11/5/2014	15,000,000
		TOTAL	152,975,000
		Idaho—0.5%
11,000,000		Power County, ID IDC, (Series 2012) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.080%, 11/5/2014	11,000,000
		Illinois—2.3%
630,000		Arlington Heights, IL, (Series 1997) Weekly VRDNs (3E Graphics & Printing)/(BMO Harris Bank, N.A. LOC), 0.320%, 11/6/2014	630,000
3,490,000		Chicago, IL MFH Revenue, (Series 2003) Weekly VRDNs (Churchview Supportive Living L.P.)/(BMO Harris Bank, N.A. LOC), 0.120%, 11/6/2014	3,490,000
1,110,000		Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(BMO Harris Bank, N.A. LOC), 0.160%, 11/6/2014	1,110,000
7,250,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00% Bonds, 1/1/2015	7,307,360
4,900,000		Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.100%, 11/5/2014	4,900,000
8,628,000		Chicago, IL, (Series D-1), 0.13% CP (Chicago, IL O'Hare International Airport)/(BMO Harris Bank, N.A. LOC), Mandatory Tender 1/22/2015	8,628,000
1,235,000		Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.250%, 11/6/2014	1,235,000
1,370,000		Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 11/5/2014	1,370,000
6,000,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Toyal America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.060%, 11/6/2014	6,000,000
2,615,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.230%, 11/6/2014	2,615,000
3,465,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(BMO Harris Bank, N.A. LOC), 0.160%, 11/6/2014	3,465,000
8,900,000		Illinois Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2005) Daily VRDNs (Air Products & Chemicals, Inc.), 0.060%, 11/3/2014	8,900,000
2,375,000		Illinois Housing Development Authority, Florida House (2008 Series C) Weekly VRDNs (FHLB of Chicago LIQ), 0.060%, 11/6/2014	2,375,000
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$3,000,000		Illinois Housing Development Authority, Larkin Village (2008 Series A) Weekly VRDNs (FHLB of Chicago LIQ), 0.060%, 11/6/2014	$3,000,000
375,000		Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/6/2014	375,000
		TOTAL	55,400,360
		Indiana—3.8%
10,000,000		Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2014	10,025,530
7,250,000		Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.080%, 11/6/2014	7,250,000
1,800,000		Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 11/6/2014	1,800,000
7,400,000		Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(Citizens Bank, N.A., Providence LOC), 0.210%, 11/6/2014	7,400,000
5,000,000		Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(AgriBank FCB and AgriBank FCB LOCs), 0.090%, 11/6/2014	5,000,000
6,000,000		Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(CoBank, ACB LOC), 0.080%, 11/6/2014	6,000,000
5,150,000		Portage, IN, (Series 1999) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.260%, 11/6/2014	5,150,000
10,000,000		Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.260%, 11/6/2014	10,000,000
1,000,000		Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.260%, 11/6/2014	1,000,000
26,500,000		Posey County, IN EDA, (Series 2013A), 0.30% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 11/18/2014	26,500,000
10,000,000		Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.260%, 11/6/2014	10,000,000
3,680,000		Spencer County, IN PCA, (Series 2000) Weekly VRDNs (American Iron Oxide Co.)/(Mizuho Bank Ltd. LOC), 0.260%, 11/6/2014	3,680,000
		TOTAL	93,805,530
		Iowa—1.0%
4,770,000		Iowa Finance Authority, (Series 2001A) Weekly VRDNs (U.S. Filter Water)/(Societe Generale, Paris LOC), 0.100%, 11/6/2014	4,770,000
7,700,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Ag Real Estate Iowa One, LP)/(AgriBank FCB LOC), 0.070%, 11/6/2014	7,700,000
5,300,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(AgriBank FCB LOC), 0.100%, 11/6/2014	5,300,000
6,000,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(AgriBank FCB LOC), 0.070%, 11/6/2014	6,000,000
		TOTAL	23,770,000
		Kansas—1.2%
837,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.170%, 11/6/2014	837,000
3,430,000		Dodge City, KS IDA, (Series 2000) Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.100%, 11/6/2014	3,430,000
25,000,000		Wichita, KS, (Series 270), 0.30% BANs, 10/15/2015	25,005,721
		TOTAL	29,272,721
		Kentucky—1.9%
5,500,000		Hopkinsville, KY, (Series 2007A) Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.060%, 11/6/2014	5,500,000
15,500,000		Louisville & Jefferson County, KY Metropolitan Sewer District, (Series 2013), 2.00% BANs, 11/26/2014	15,517,129
5,740,000		Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.070%, 11/6/2014	5,740,000
10,000,000		Shelbyville, KY, (Series 2008A) Weekly VRDNs (NIFCO North America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.060%, 11/6/2014	10,000,000
10,000,000		Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(Bank of Nova Scotia, Toronto LOC), 0.080%, 11/6/2014	10,000,000
		TOTAL	46,757,129
		Louisiana—1.0%
4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 11/5/2014	4,900,000
1,565,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2009-10) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.170%, 11/6/2014	1,565,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.080%, 11/6/2014	4,630,000
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Louisiana—continued
$7,000,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.200%, 11/5/2014	$7,000,000
6,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.210%, 11/5/2014	6,000,000
		TOTAL	24,095,000
		Maryland—0.3%
3,335,000	[3,4]	Maryland Community Development Administration—Residential Revenue, PUTTERs (Series 3364) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.090%, 11/6/2014	3,335,000
1,415,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.200%, 11/7/2014	1,415,000
1,700,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 11/6/2014	1,700,000
		TOTAL	6,450,000
		Massachusetts—2.3%
11,000,000		Assabet Valley, MA Regional Vocational School District, 1.00% BANs, 7/8/2015	11,053,804
3,675,000		Groveland, MA, 0.75% BANs, 6/19/2015	3,684,452
6,000,000		Massachusetts State Development Finance Agency, (Series 2007A) Weekly VRDNs (Tabor Academy)/(Citizens Bank, N.A., Providence LOC), 0.240%, 11/5/2014	6,000,000
2,655,000		Massachusetts State Development Finance Agency, (Series 2007B) Weekly VRDNs (Tabor Academy)/(Citizens Bank, N.A., Providence LOC), 0.240%, 11/5/2014	2,655,000
2,500,000		Millis, MA, 0.55% BANs, 6/26/2015	2,503,223
2,671,500		Nahant, MA, 1.00% BANs, 7/17/2015	2,684,660
2,900,000		Pentucket, MA Regional School District, 0.45% BANs, 2/6/2015	2,901,143
3,754,000		Rockland, MA, 0.60% BANs, 6/30/2015	3,758,932
10,000,000		Springfield, MA, 0.75% BANs, 2/13/2015	10,014,688
10,000,000		Springfield, MA, 1.00% BANs, 2/13/2015	10,020,600
		TOTAL	55,276,502
		Michigan—3.4%
1,325,000		Genesee County, MI EDC, (Series 2000) Weekly VRDNs (Dee Cramer, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 11/6/2014	1,325,000
5,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.150%, 11/6/2014	5,500,000
1,340,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 11/7/2014	1,340,000
4,800,000		Michigan State Financial Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.150%, 11/5/2014	4,800,000
6,000,000		Michigan State Housing Development Authority, (Series 2007C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 11/5/2014	6,000,000
21,500,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.110%, 11/5/2014	21,500,000
1,995,000		Michigan State Housing Development Authority, Rental Housing Revenue Bonds (2006 Series A) Weekly VRDNs (Barclays Bank PLC LIQ), 0.060%, 11/5/2014	1,995,000
3,600,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.150%, 11/6/2014	3,600,000
2,035,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.150%, 11/6/2014	2,035,000
2,300,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 11/7/2014	2,300,000
2,665,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 11/7/2014	2,665,000
30,850,000	[3,4]	Wayne County, MI Airport Authority, SPEARs (Series DBE-652) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 11/6/2014	30,850,000
		TOTAL	83,910,000
		Minnesota—0.6%
360,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 11/6/2014	360,000
1,000,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 11/6/2014	1,000,000
1,700,000		Hennepin County, MN Housing and Redevelopment Authority, (Series 2001) Weekly VRDNs (City Apartments at Loring Park)/(FNMA LOC), 0.080%, 11/6/2014	1,700,000
1,160,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.150%, 11/6/2014	1,160,000
4,965,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 0.080%, 11/6/2014	4,965,000
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Minnesota—continued
$4,930,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(FHLB of Des Moines LOC), 0.110%, 11/7/2014	$4,930,000
415,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.210%, 11/6/2014	415,000
		TOTAL	14,530,000
		Mississippi—1.7%
1,345,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2009-14) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.170%, 11/6/2014	1,345,000
9,570,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.080%, 11/6/2014	9,570,000
6,500,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.080%, 11/6/2014	6,500,000
9,330,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.080%, 11/6/2014	9,330,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.080%, 11/6/2014	9,670,000
6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Mizuho Bank Ltd. LOC), 0.080%, 11/6/2014	6,075,000
		TOTAL	42,490,000
		Missouri—0.0%
100,000		St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.320%, 11/6/2014	100,000
		Multi-State—16.1%
10,990,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.200%, 11/6/2014	10,990,000
655,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.200%, 11/6/2014	655,000
4,615,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-77 )Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.200%, 11/6/2014	4,615,000
4,986,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.200%, 11/6/2014	4,986,000
53,425,000	[3,4]	FHLMC, Eagles (Series 2008-0055F) Weekly VRDNs (GTD by FHLMC)/(FHLMC LIQ), 0.090%, 11/6/2014	53,425,000
9,955,000		FHLMC, Floater Certificates (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.080%, 11/6/2014	9,955,000
17,058,000		FHLMC, Floater Certificates (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.090%, 11/6/2014	17,058,000
23,407,000		FHLMC, Floater Certificates (Series M020-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.080%, 11/6/2014	23,407,000
85,300,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1), Weekly VRDPs, (GTD by Deutsche Bank AG),0.140%, 11/6/2014	85,300,000
5,000,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (GTD by Citibank NA, New York), 0.130%, 11/6/2014	5,000,000
91,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2), Weekly VRDPs, (GTD by Deutsche Bank AG), 0.150%, 11/6/2014	91,300,000
30,000,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, (Series 1), Weekly VRDPs, (GTD by Citibank NA, New York), 0.140%, 11/6/2014	30,000,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1), Weekly VRDPs, (GTD by Deutsche Bank AG), 0.170%, 11/6/2014	25,000,000
30,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., (4,895 Series 1), Weekly VRDPs, (GTD by Barclays Bank PLC), 0.140%, 11/6/2014	30,000,000
		TOTAL	391,691,000
		Nevada—1.4%
34,495,000		Clark County, NV Airport System, (Series C-1), 2.50% Bonds, 7/1/2015	35,016,962
		New Hampshire—0.1%
3,420,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(Citizens Bank, N.A., Providence LOC), 0.220%, 11/3/2014	3,420,000
		New Jersey—3.1%
5,700,000		Carteret, NJ, 1.00% BANs, 2/6/2015	5,705,972
5,986,371		Harrison Township, NJ, 1.25% BANs, 11/17/2014	5,988,013
9,259,841		Montclair Township, NJ, 1.00% BANs, 11/7/2014	9,260,521
14,557,527		Morristown, NJ, 1.00% BANs, 6/12/2015	14,612,376
5,615,000		New Jersey Health Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.280%, 11/5/2014	5,615,000
5,350,000		New Jersey State, (Series H), 5.25% Bonds (Assured Guaranty Municipal Corp. INS), 7/1/2015	5,525,272
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$6,000,000	[3,4]	Nuveen New Jersey Investment Quality Municipal Fund, Inc., (Series 2), Weekly VRDPs, (Royal Bank of Canada, Montreal LIQ), 0.130%, 11/6/2014	$6,000,000
16,000,000	[3,4]	Nuveen New Jersey Premium Income Municipal Fund, Inc., (Series 2), Weekly VRDPs, (GTD by Citibank NA, New York), 0.130%, 11/6/2014	16,000,000
6,000,000		Ramsey, NJ, 1.00% BANs, 1/16/2015	6,003,721
		TOTAL	74,710,875
		New Mexico—0.2%
100,000		Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 11/6/2014	100,000
3,400,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 11/6/2014	3,400,000
850,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.310%, 11/5/2014	850,000
		TOTAL	4,350,000
		New York—11.2%
9,628,858		Afton, NY CSD, 1.00% BANs, 6/26/2015	9,669,309
2,525,000		Berlin, NY CSD, 1.00% BANs, 6/30/2015	2,531,619
7,870,262		Brasher Falls, NY CSD, 1.00% BANs, 6/22/2015	7,894,221
6,883,047		Dundee, NY CSD, 0.75% BANs, 6/18/2015	6,902,393
10,000,000		Frontier, NY CSD, 0.75% BANs, 7/22/2015	10,022,182
5,000,000		Harpursville, NY CSD, (Series 2014B), 1.00% BANs, 7/23/2015	5,021,590
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.060%, 11/6/2014	5,590,000
6,015,000		Hornell, NY City School District, 0.75% BANs, 6/26/2015	6,030,940
10,000,000		Ithaca, NY, (Series 2014A), 0.75% BANs, 2/19/2015	10,015,912
5,650,000		Jamestown, NY City School District, 0.75% BANs, 6/25/2015	5,663,809
5,000,000		Metropolitan Transportation Authority, NY VRNs, 0.302%, 11/3/2014	5,000,000
10,000,000		Mt. Vernon, NY City School District, 1.00% BANs, 8/20/2015	10,026,160
4,455,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.170%, 11/6/2014	4,455,000
14,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.080%, 11/3/2014	14,000,000
16,500,000		New York Liberty Development Corporation, Towers 3-4 (Series a-1 Remarketed 3/19/14), 0.15% TOBs (3 World Trade Center)/(GTD by United States Treasury) 3/19/2015	16,500,000
24,880,000		New York State Energy Research & Development Authority, (1997 Series A) Weekly VRDNs (National Grid Generation LLC)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.180%, 11/5/2014	24,880,000
5,275,000		New York State HFA, (2007 Series A) Weekly VRDNs (Prospect Plaza Apartments)/(Citibank NA, New York LOC), 0.070%, 11/5/2014	5,275,000
5,575,000		New York State Mortgage Agency, (Series 135) Daily VRDNs (Barclays Bank PLC LIQ), 0.080%, 11/3/2014	5,575,000
19,910,000		New York State Mortgage Agency, (Series 139) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.090%, 11/3/2014	19,910,000
20,000,000		New York State Mortgage Agency, (Series 144) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.090%, 11/3/2014	20,000,000
4,870,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11702) Weekly VRDNs (Citibank NA, New York LIQ), 0.110%, 11/6/2014	4,870,000
11,880,000		North Tonawanda, NY City School District, 1.00% BANs, 9/17/2015	11,955,824
5,775,000		Oceanside, NY Union Free School District, 0.75% TANs, 6/19/2015	5,793,843
20,000,000		Ogdensburg, NY Enlarged City School District, 1.00% BANs, 6/23/2015	20,074,063
4,500,000		Oswego, NY City School District, 0.75% BANs, 7/23/2015	4,511,327
6,400,000		Oxford Academy and CSD, NY, (Series 2014), 0.75% BANs, 6/26/2015	6,414,877
15,150,000		Rochester, NY, 2.00% BANs, 8/10/2015	15,356,690
1,720,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(Citizens Bank, N.A., Providence LOC), 0.200%, 11/5/2014	1,720,000
6,580,000		Utica, NY Industrial Development Agency Civic Facility, (Series 2006) Weekly VRDNs (Munson-Williams-Proctor Arts Institute)/(Citizens Bank, N.A., Providence LOC), 0.240%, 11/6/2014	6,580,000
		TOTAL	272,239,759
		North Carolina—0.6%
2,270,000		North Carolina HFA, (Series 16-C) Daily VRDNs (TD Bank, N.A. LIQ), 0.060%, 11/5/2014	2,270,000
7

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$6,955,000		North Carolina HFA, (Series 18-C) Daily VRDNs (TD Bank, N.A. LIQ), 0.060%, 11/5/2014	$6,955,000
1,480,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.110%, 11/5/2014	1,480,000
4,500,000		Wake County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Wake County Disposal LLC)/(Bank of America N.A. LOC), 0.070%, 11/6/2014	4,500,000
		TOTAL	15,205,000
		North Dakota—0.2%
5,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.080%, 11/5/2014	5,000,000
125,000		Hebron, ND IDA, (Series 1998) Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.140%, 11/6/2014	125,000
		TOTAL	5,125,000
		Oklahoma—0.4%
8,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 11/6/2014	8,000,000
1,442,501	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.170%, 11/6/2014	1,442,501
		TOTAL	9,442,501
		Oregon—0.8%
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.100%, 11/6/2014	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.100%, 11/6/2014	10,000,000
		TOTAL	20,000,000
		Pennsylvania—1.1%
2,610,000		Pennsylvania EDFA, (Series 2006) Weekly VRDNs (AMC Delancey Traditions of Hershey Partners, L.P.)/(FHLB of Pittsburgh LOC), 0.070%, 11/6/2014	2,610,000
15,000,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Joint Venture Interest Trust Receipts (JVI-1005) Weekly VRDNs (Thomas Jefferson University)/(GTD by Bank of America N.A.)/(Bank of America N.A. LIQ), 0.280%, 11/6/2014	15,000,000
10,000,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Joint Venture Interest Trust Receipts (JVI-1006) Weekly VRDNs (Thomas Jefferson University)/(GTD by Bank of America N.A.)/(Bank of America N.A. LIQ), 0.280%, 11/6/2014	10,000,000
		TOTAL	27,610,000
		South Carolina—0.9%
8,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.240%, 11/5/2014	8,000,000
6,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.190%, 11/5/2014	6,000,000
6,935,000		South Carolina Jobs-EDA, IDBs (Series 2008) Weekly VRDNs (South Carolina Electric and Gas)/(Branch Banking & Trust Co. LOC), 0.080%, 11/6/2014	6,935,000
		TOTAL	20,935,000
		South Dakota—0.5%
8,410,000		South Dakota EDFA, (Series 1996) Weekly VRDNs (Hastings Filters, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 11/6/2014	8,410,000
3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.070%, 11/6/2014	3,000,000
		TOTAL	11,410,000
		Tennessee—1.7%
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.080%, 11/6/2014	3,500,000
5,200,000		Memphis-Shelby County, TN Industrial Development Board—PCRB, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(GTD by Nucor Corp.), 0.240%, 11/5/2014	5,200,000
33,890,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.100%, 11/5/2014	33,890,000
		TOTAL	42,590,000
		Texas—4.5%
14,500,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.070%, 11/6/2014	14,500,000
11,200,000		Calhoun, TX Port Authority, (Series 2011B) Weekly VRDNs (Formosa Plastic Corp.)/(Sumitomo Mitsui Banking Corp. LOC), 0.080%, 11/6/2014	11,200,000
8

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(AgriBank FCB LOC), 0.070%, 11/6/2014	$2,950,000
2,100,000		Dalhart, TX EDC, (Series 2005) Weekly VRDNs (DARE Investments)/(AgriBank FCB LOC), 0.070%, 11/6/2014	2,100,000
3,000,000		Dallam County, TX IDC, (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/(CoBank, ACB LOC), 0.070%, 11/6/2014	3,000,000
14,370,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.080%, 11/6/2014	14,370,000
4,000,000		Jewett, TX Economic Development Corp., (Series 2003) Weekly VRDNs (Nucor Corp.), 0.240%, 11/5/2014	4,000,000
12,800,000		Texas State Department of Housing & Community Affairs, (Series 2004B) Weekly VRDNs (Texas State LIQ), 0.070%, 11/5/2014	12,800,000
14,000,000		Texas State Department of Housing & Community Affairs, (Series 2006H) Weekly VRDNs (Texas State LIQ), 0.070%, 11/5/2014	14,000,000
7,130,000	[3,4]	Texas State, MERLOTS (Series 2008-C47), 0.19% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 7/8/2015	7,130,000
24,045,000		Texas State, Veterans' Housing Assistance Program, Fund II (Series 2004B) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 0.060%, 11/5/2014	24,045,000
		TOTAL	110,095,000
		Utah—0.0%
1,005,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.210%, 11/6/2014	1,005,000
		Vermont—0.0%
350,000		Vermont HFA, (2013 Series A) Weekly VRDNs (TD Bank, N.A. LIQ), 0.006%, 11/6/2014	350,000
		Washington—3.4%
2,350,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.260%, 11/6/2014	2,350,000
1,120,000		Port of Pasco, WA EDC, (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.120%, 11/6/2014	1,120,000
30,000,000		Port of Tacoma, WA, (Series B: Subordinate Lien), 0.10% CP (Bank of America N.A. LOC), Mandatory Tender 11/5/2014	30,000,000
2,465,000		Washington State EDFA, (Series 2000C) Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 0.250%, 11/6/2014	2,465,000
3,650,000		Washington State EDFA, (Series 2000H) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.070%, 11/5/2014	3,650,000
7,375,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.140%, 11/6/2014	7,375,000
1,000,000		Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.140%, 11/6/2014	1,000,000
10,000,000		Washington State EDFA, (Series 2007A) Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 0.250%, 11/6/2014	10,000,000
3,960,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.170%, 11/6/2014	3,960,000
16,000,000		Washington State Health Care Facilities Authority, (Catholic Health Initiatives), MVRENs (Series 2013B), 0.200%, 11/6/2014	16,000,000
5,560,000		Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.100%, 11/6/2014	5,560,000
		TOTAL	83,480,000
		Wisconsin—0.5%
4,000,000		Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 11/6/2014	4,000,000
2,595,000		Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(Wells Fargo Bank, N.A. LOC), 0.180%, 11/6/2014	2,595,000
3,850,000		Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(BMO Harris Bank, N.A. LOC), 0.160%, 11/6/2014	3,850,000
1,390,000		West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.250%, 11/6/2014	1,390,000
		TOTAL	11,835,000
		Wyoming—0.9%
22,700,000		Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.080%, 11/5/2014	22,700,000
		TOTAL MUNICIPAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	2,437,098,339
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[6]	(664,131)
		TOTAL NET ASSETS—100%	$2,436,434,208
9

Securities that are subject to the federal alternative minimum tax (AMT) represent 75.1% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
96.8%	3.2%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2014, these restricted securities amounted to $679,295,501, which represented 27.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2014, these liquid restricted securities amounted to $679,295,501, which represented 27.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance
10

dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB(s)	—Industrial Development Bond(s)
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
INS	—Insured
LIQ	—Liquidity Agreement
LOC(s)	—Letter of Credit(s)
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCA	—Pollution Control Authority
PCFA	—Pollution Control Finance Authority
PCRB	—Pollution Control Revenue Bond
PCRB(s)	—Pollution Control Revenue Bond(s)
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
11
Federated Prime Cash Obligations Fund
Portfolio of Investments
October 31, 2014 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.8%
		Finance - Automotive—0.6%
$15,204,440	[1,2,3]	ARI Fleet Lease Trust 2014-A, Class A1, 0.25%, 11/15/2014	$15,204,440
8,485,236	[3]	Santander Drive Auto Receivables Trust 2014-3, Class A1, 0.250%, 11/15/2014	8,485,236
72,852,418	[3]	Santander Drive Auto Receivables Trust 2014-4, Class A1, 0.250%,11/15/2014	72,852,418
		TOTAL	96,542,094
		Finance - Retail—0.2%
25,000,000	[1,2,3]	Fosse Master Issuer PLC (Series 2014-1), Class A1, 0.277%, 11/18/2014	25,000,000
		TOTAL ASSET-BACKED SECURITIES	121,542,094
		CERTIFICATES OF DEPOSIT—38.3%
		Finance - Banking—38.3%
150,000,000		BMO Harris Bank, N.A., 0.250%, 2/23/2015	150,000,000
545,000,000		BNP Paribas SA, 0.210% - 0.220%, 1/9/2015 - 1/28/2015	545,000,000
250,000,000	[3]	Bank of Montreal, 0.222%, 11/6/2014	250,000,000
100,000,000	[3]	Bank of Montreal, 0.224%, 11/28/2014	100,000,000
45,000,000		Bank of Nova Scotia, Toronto, 0.250%, 2/17/2015	45,000,000
100,000,000		Bank of Nova Scotia, Toronto, 0.250%, 3/3/2015	100,000,000
200,000,000		Bank of Nova Scotia, Toronto, 0.280%, 6/12/2015	199,993,819
265,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.200% - 0.220%, 1/6/2015 - 3/5/2015	265,000,000
75,000,000	[3]	Canadian Imperial Bank of Commerce, 0.313%, 11/24/2014	75,000,000
400,000,000		Credit Agricole Corporate and Investment Bank, 0.210% - 0.250%, 11/3/2014 - 2/2/2015	400,000,000
50,000,000		Credit Suisse, Zurich, 0.220%, 11/26/2014	50,000,000
155,000,000		DNB Bank ASA, 0.190%, 3/2/2015	155,000,000
150,000,000	[3]	JPMorgan Chase Bank, N.A., 0.417%, 11/21/2014	150,000,000
790,000,000		Mizuho Bank Ltd., 0.100% - 0.210%, 11/7/2014 - 2/6/2015	790,000,000
2,572,000	[3]	Rabobank Nederland NV, Utrecht, 0.283%, 12/23/2014	2,572,249
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.233%, 11/12/2014	50,000,000
53,000,000	[3]	Royal Bank of Canada, Montreal, 0.281%, 1/9/2015	53,000,000
325,000,000	[3]	Royal Bank of Canada, Montreal, 0.351%, 1/5/2015	325,000,000
220,000,000		Societe Generale, Paris, 0.200%, 2/3/2015	220,000,000
315,000,000		Standard Chartered Bank PLC, 0.200%, 12/3/2014	315,000,000
15,000,000	[3]	State Street Bank and Trust Co., 0.281%, 1/2/2015	15,000,000
772,000,000		Sumitomo Mitsui Banking Corp., 0.220%, 1/5/2015 - 2/25/2015	772,000,000
75,000,000	[3]	Toronto Dominion Bank, 0.222%, 11/6/2014	75,000,000
250,000,000	[3]	Toronto Dominion Bank, 0.231%, 1/15/2015	250,000,000
150,000,000	[3]	Toronto Dominion Bank, 0.237%, 11/6/2014	150,000,000
100,000,000	[3]	Toronto Dominion Bank, 0.242%, 11/4/2014	100,000,000
75,000,000	[3]	Toronto Dominion Bank, 0.245%, 11/24/2014	75,000,000
130,000,000		Toronto Dominion Bank, 0.350%, 9/10/2015	130,000,000
		TOTAL CERTIFICATES OF DEPOSIT	5,807,566,068
		COMMERCIAL PAPER—30.5%[4]
		Finance - Banking—22.3%
91,000,000	[1,2]	ASB Finance Ltd., 0.220%, 4/27/2015	90,901,568
215,000,000	[3]	Australia & New Zealand Banking Group, Melbourne, 0.427%, 11/4/2014	215,000,000
450,000,000		Barclays US Funding Corp., 0.200% - 0.260%, 12/15/2014 - 12/18/2014	449,858,945
320,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.301% - 0.351%, 4/1/2015 - 8/20/2015	319,369,000
75,000,000		HSBC USA, Inc., 0.240%, 3/2/2015	74,939,500
247,000,000		ING (U.S.) Funding LLC, 0.200% - 0.210%, 11/19/2014 - 2/5/2015	246,881,026
1

Principal Amount			Value
		COMMERCIAL PAPER—continued[4]
		Finance - Banking—continued
$423,000,000	[1,2]	JPMorgan Securities LLC, 0.230% - 0.331%, 11/25/2014 - 7/20/2015	$422,571,022
30,000,000	[1,2]	LMA-Americas LLC, 0.240%, 11/19/2014	29,996,400
700,000,000		Lloyds Bank PLC, London, 0.100%, 11/4/2014	699,994,167
7,500,000		Los Angeles County, CA Metropolitan Transportation Authority (Series A-T-UB), (MUFG Union Bank, N.A. LOC), 0.190%, 11/12/2014	7,500,000
47,000,000	[1,2]	Matchpoint Master Trust, 0.230%, 11/19/2014	46,994,596
666,000,000	[1,2]	Nationwide Building Society, 0.200% - 0.220%, 11/28/2014 - 2/6/2015	665,843,581
124,500,000	[1,2]	Societe Generale, Paris, 0.225%, 2/2/2015	124,427,634
		TOTAL	3,394,277,439
		Finance - Commercial—5.1%
345,000,000	[1,2]	Alpine Securitization Corp., 0.220%, 11/17/2014 - 1/6/2015	344,909,433
358,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.210% - 0.220%, 11/3/2014 - 1/14/2015	357,918,800
75,000,000	[1,2]	CIESCO, LLC, 0.240% - 0.250%, 2/17/2015 - 3/5/2015	74,938,944
		TOTAL	777,767,177
		Finance - Retail—2.3%
97,000,000	[1,2]	Barton Capital LLC, 0.220%, 11/20/2014	96,988,737
75,000,000	[1,2]	CAFCO, LLC, 0.220% - 0.230%, 11/5/2014 - 2/3/2015	74,980,883
125,000,000	[1,2]	Chariot Funding LLC, 0.210% - 0.281%, 11/6/2014 - 4/20/2015	124,923,875
50,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.281%, 11/25/2014	49,990,667
		TOTAL	346,884,162
		Sovereign—0.8%
115,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.215%, 12/4/2014	114,977,335
		TOTAL COMMERCIAL PAPER	4,633,906,113
		CORPORATE BONDS—0.8%
		Finance - Banking—0.4%
517,000		Bank of Nova Scotia, Toronto, 3.400%, 1/22/2015	520,664
1,750,000	[1,2]	Commonwealth Bank of Australia, 3.500%, 3/19/2015	1,771,643
10,000,000		HSBC USA, Inc., 2.375%, 2/13/2015	10,058,851
1,815,000	[1,2]	Nordea Bank AB, 3.700%, 11/13/2014	1,817,044
49,099,000		Wells Fargo & Co., 1.250%, 2/13/2015	49,236,758
		TOTAL	63,404,960
		Finance - Commercial—0.3%
29,030,000		General Electric Capital Corp., 1.625%, 7/2/2015	29,285,778
2,500,000		General Electric Capital Corp., 3.750%, 11/14/2014	2,502,967
13,612,000		General Electric Capital Corp., 4.875%, 3/4/2015	13,821,093
		TOTAL	45,609,838
		Insurance—0.1%
14,526,000	[1,2]	Metropolitan Life Global Funding I, 2.000%, 1/9/2015	14,572,192
5,600,000	[1,2]	Metropolitan Life Global Funding I, 2.500%, 9/29/2015	5,707,407
		TOTAL	20,279,599
		TOTAL CORPORATE BONDS	129,294,397
		CORPORATE NOTES—0.4%
		Finance - Banking—0.4%
400,000		Bank of Montreal, 0.800%, 11/6/2015	400,892
58,326,000	[1,2]	Standard Chartered Bank PLC, 5.500%, 11/18/2014	58,466,705
		TOTAL	58,867,597
		Insurance—0.0%
500,000	[1,2]	New York Life Global Funding, 3.000%, 5/4/2015	506,656
		TOTAL CORPORATE NOTES	59,374,253
2

Principal Amount			Value
		NOTES - VARIABLE—6.7%[3]
		Aerospace/Auto—1.3%
$45,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.348%, 1/20/2015	$45,000,000
60,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.230%, 1/14/2015	60,000,000
100,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.234%, 12/10/2014	100,000,000
		TOTAL	205,000,000
		Finance - Banking—4.7%
2,000,000		Albuquerque, NM IDRB, (Series 1997 El Canto, Inc.), (Wells Fargo Bank, N.A. LOC), 0.200%, 11/6/2014	2,000,000
3,535,000		Anchor Holdings LLC, (Series 2000), (U.S. Bank, N.A. LOC), 0.300%, 11/6/2014	3,535,000
8,770,000		BJ Financing, LLC, (Series 2007A), (BMO Harris Bank, N.A. LOC), 0.140%, 11/6/2014	8,770,000
9,200,000		Bank of Montreal, Sr. Unsecured, 0.705%, 12/11/2014	9,236,058
8,715,000		Capital Markets Access Co. LC, West Broad Holdings, LLC (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.150%, 11/6/2014	8,715,000
5,800,000		Charlotte Christian School, (Series 1999), (Wells Fargo Bank, N.A. LOC), 0.150%, 11/5/2014	5,800,000
6,900,000		Connecticut Health and Educational Facilities Authority, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.150%, 11/6/2014	6,900,000
71,885,000		Corporate Finance Managers, Inc., (Series B), (Wells Fargo Bank, N.A. LOC), 0.150%, 11/6/2014	71,885,000
2,000,000		Douglas County, GA Development Authority, (Series 2007-B), (Wells Fargo Bank, N.A. LOC), 0.200%, 11/6/2014	2,000,000
4,780,000		Gadsden, AL Airport Authority, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.200%, 11/6/2014	4,780,000
7,065,000		Guiding Light Church, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.150%, 11/6/2014	7,065,000
18,110,000		Hamilton Station Park and Ride, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.150%, 11/6/2014	18,110,000
2,260,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.120%, 11/5/2014	2,260,000
200,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.090%, 11/6/2014	200,000
25,000,000		Michigan State Finance Authority Revenue, (Series 2010-B), (PNC Bank, N.A. LOC), 0.110%, 11/6/2014	25,000,000
1,950,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.140%, 11/6/2014	1,950,000
9,719,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.090%, 11/6/2014	9,719,000
19,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, (Series 2008), (Wells Fargo Bank, N.A. LOC), 0.150%, 11/6/2014	19,670,000
5,000,000		PCP Investors, LLC, (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.150%, 11/6/2014	5,000,000
5,000,000		Partisan Property, Inc., Series 2014, (Wells Fargo Bank, N.A. LOC), 0.160%, 11/5/2014	5,000,000
3,280,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.140%, 11/5/2014	3,280,000
15,000,000		Saint Paul Minnesota Sales Tax Revenue, Revenue Bond—Rivercentre Arena PJ (Series 2009 A), (Wells Fargo Bank, N.A. LOC), 0.150%, 11/6/2014	15,000,000
18,965,000		Salem Green, LLP, Salem Green Apartments Project, (Series 2010), (Wells Fargo Bank, N.A. LOC), 0.150%, 11/6/2014	18,965,000
8,730,000		San Juan Regional Medical Center, Inc., (Series 2007-B), (Wells Fargo Bank, N.A. LOC), 0.150%, 11/6/2014	8,730,000
50,000,000		State Street Bank and Trust Co., 0.344%, 12/18/2014	50,000,000
11,750,000		Tack Capital Co., (Series 2001-A), (Wells Fargo Bank, N.A. LOC), 0.150%, 11/6/2014	11,750,000
298,100,000		U.S. Bank, N.A., 0.295%, 1/2/2015	298,257,582
1,120,000		University Church of Christ, (Wells Fargo Bank, N.A. LOC), 0.200%, 11/7/2014	1,120,000
475,000		Vista Grande Villa, (Bank of America N.A. LOC), 0.420%, 11/6/2014	475,000
15,930,000		Washington State EDFA, (Series 2005B), (Bank of America N.A. LOC), 0.090%, 11/5/2014	15,930,000
50,000,000		Wells Fargo Bank, N.A., 0.353%, 12/20/2014	50,000,000
12,120,000		Woerner Holdings, Inc., (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.150%, 11/6/2014	12,120,000
11,230,000		World Wildlife Fund, Inc., (U.S. Bank, N.A. LOC), 0.150%, 11/6/2014	11,230,000
2,280,000		Ypsilanti, MI, UT GO, (Comerica Bank LOC), 0.180%, 11/5/2014	2,280,000
		TOTAL	716,732,640
		Finance - Commercial—0.4%
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.196%, 11/3/2014	49,999,206
6,600,000	[1,2]	M3 Realty, LLC, (Series 2007), (General Electric Capital Corp. LOC), 0.220%, 11/6/2014	6,600,000
		TOTAL	56,599,206
		Finance - Retail—0.1%
15,000,000		Barton Capital LLC, 0.183%, 11/24/2014	14,998,301
3

Principal Amount		Value
	NOTES - VARIABLE—continued[3]
	Government Agency—0.2%
$400,000	Augusta, GA Housing Authority, Westbury Creek Apartments Project (Series 2003 B), (FNMA LOC), 0.110%, 11/5/2014	$400,000
615,000	California Statewide Communities Development Authority, Valley Palms Apartments Project Taxable (2002 Series C-T), (FNMA LOC), 0.100%, 11/6/2014	615,000
901,000	Indianapolis, IN Economic Development MFH Revenue Bond, Revenue Bond (Series B), (FHLB of Indianapolis LOC), 0.400%, 11/6/2014	901,000
22,000,000	Sunroad Centrum Apartments 23, L.P., (Series 2012-A) Centrum Apartments Project, (FHLB of San Francisco LOC), 0.130%, 11/5/2014	22,000,000
200,000	Washington State Housing Finance Commission: MFH, Revenue Bonds, (FNMA LOC), 0.110%, 11/6/2014	200,000
	TOTAL	24,116,000
	TOTAL NOTES—VARIABLE	1,017,446,147
	TIME DEPOSIT—3.3%
	Finance - Banking—3.3%
500,000,000	Australia & New Zealand Banking Group, Melbourne, 0.050%, 11/3/2014	500,000,000
	OTHER REPURCHASE AGREEMENTS—13.7%
	Finance - Banking—13.7%
150,000,000	BNP Paribas Securities Corp., 0.355% - 0.436%, 11/3/2014 - 2/3/2015, interest in a $525,000,000 collateralized loan agreement, dated 8/21/2014 - 10/31/2014, in which asset-backed securities, corporate bonds and collateralized mortgage obligations with a market value of $535,604,438 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
320,000,000	Barclays Capital, Inc., 0.152% - 0.679%, 11/24/2014 - 1/21/2015, interest in a $950,000,000 collateralized loan agreement, dated 1/22/2014 - 10/23/2014, in which asset-backed securities, collateralized mortgage obligations, U.S. Government Agency securities and U.S. Treasury securities with a market value of $969,516,254 have been received as collateral and held with BNY Mellon as tri-party agent.	320,000,000
463,200,000	Credit Suisse Securities (USA) LLC, 0.152% - 0.558%, 11/3/2014 - 12/16/2014, interest in a $1,260,000,000 collateralized loan agreement, dated 9/5/2014 - 10/31/2014, in which collateralized mortgage obligations, mutual funds, municipal bonds and U.S. Government agency securities with a market value of $1,285,762,546 have been received as collateral and held with JPMorgan Chase as tri-party agent.	463,200,000
100,500,000	HSBC Securities (USA), Inc., 0.253%, 11/3/2014 interest in a $180,000,000 collateralized loan agreement, dated 10/31/2014, in which corporate bonds and medium term notes with a market value of $183,600,062 have been received as collateral and held with BNY Mellon as tri-party agent.	100,500,000
190,000,000	J.P. Morgan Securities LLC, 0.314% - 0.335%, 12/10/2014 - 1/2/2015, interest in a $650,000,000 collateralized loan agreement, dated 9/11/2014 – 10/1/2014, in which asset-backed securities with a market value of $663,253,922 have been received as collateral and held with JPMorgan Chase as tri-party agent.	190,000,000
494,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.253%, 11/3/2014 - 12/1/2014, interest in a $1,175,000,000 collateralized loan agreement, dated 10/2/2014 - 10/30/2014, in which asset-backed securities, common stocks, corporate bonds, exchange-traded funds, medium term notes, mutual funds and municipal bonds with a market value of $1,198,623,694 have been received as collateral and held with BNY Mellon as tri-party agent.	494,000,000
365,000,000	Wells Fargo Securities, LLC, 0.253% - 0.456%, 11/3/2014 - 1/20/2015, interest in a $1,050,000,000 collateralized loan agreement, dated 10/10/2014 - 10/31/2014, in which asset-backed securities, collateralized mortgage obligations, convertible bonds, common stock and exchange-traded funds with a market value of $1,071,204,177 have been received as collateral and held with BNY Mellon as tri-party agent.	365,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	2,082,700,000
	REPURCHASE AGREEMENTS—5.5%
182,513,000	Interest in $3,500,000,000 joint repurchase agreement 0.07%, dated 10/31/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,020,417 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2019 and the market value of those underlying securities was $3,570,020,857.	182,513,000
400,000,000	Interest in $1,900,000,000 joint repurchase agreement 0.11%, dated 10/31/2014 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,900,017,417 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2060 and the market value of those underlying securities was $1,950,890,710.	400,000,000
4

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$250,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.11%, dated 10/31/2014 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,022,917 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/25/2044 and the market value of those underlying securities was $2,553,089,772.	$250,000,000
	TOTAL REPURCHASE AGREEMENTS	832,513,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	15,184,342,072
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	(2,164,578)
	TOTAL NET ASSETS—100%	$15,182,177,494
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2014, these restricted securities amounted to $3,119,377,768, which represented 20.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2014, these liquid restricted securities amounted to $3,119,377,768, which represented 20.5% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
5

The following acronyms are used throughout this portfolio:
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
LOC	—Letter of Credit
MFH	—Multi-Family Housing
UT	—Unlimited Tax
6
Federated Prime Obligations Fund
Portfolio of Investments
October 31, 2014 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.1%
		Finance - Automotive—0.1%
$25,000,000		Ally Auto Receivables Trust 2014-SN2, Class A1, 0.250%, 10/20/2015	$25,000,000
8,276,773	[1,2]	Enterprise Fleet Financing LLC 2014-1, Class A1, 0.250%, 11/20/2014	8,276,773
		TOTAL ASSET-BACKED SECURITIES	33,276,773
		BANK NOTE—1.4%
		Finance - Banking—1.4%
510,000,000		Bank of America N.A., 0.200%, 2/3/2015 - 3/2/2015	510,000,000
		CERTIFICATES OF DEPOSIT—39.9%
		Finance - Banking—39.9%
115,000,000		BMO Harris Bank, N.A., 0.250%, 2/23/2015	115,000,000
1,520,000,000		BNP Paribas SA, 0.210%—0.220%, 12/9/2014 - 1/28/2015	1,520,000,000
30,000,000	[3]	Bank of Montreal, 0.217%, 11/21/2014	30,000,000
300,000,000	[3]	Bank of Montreal, 0.224%, 11/28/2014	300,000,000
40,000,000	[3]	Bank of Montreal, 0.230%, 1/14/2015	40,000,417
250,000,000	[3]	Bank of Montreal, 0.232%, 11/10/2014	250,000,000
50,000,000	[3]	Bank of Montreal, 0.232%, 11/20/2014	50,000,000
150,000,000	[3]	Bank of Montreal, 0.233%, 11/12/2014	150,000,000
100,000,000	[3]	Bank of Montreal, 0.237%, 11/18/2014	100,000,000
100,000,000		Bank of Nova Scotia, Toronto, 0.250%, 2/11/2015	100,000,000
250,000,000		Bank of Nova Scotia, Toronto, 0.250%, 3/3/2015	250,000,000
254,000,000		Bank of Nova Scotia, Toronto, 0.280%, 6/12/2015	253,992,150
1,114,200,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.150%—0.220%, 12/1/2014 - 3/5/2015	1,114,200,000
300,000,000	[3]	Canadian Imperial Bank of Commerce, 0.313%, 11/24/2014	300,000,000
125,000,000		Chase Bank USA, N.A., 0.300%, 5/15/2015	125,000,000
564,000,000		Credit Agricole Corporate and Investment Bank, 0.210%—0.230%, 11/19/2014 - 2/2/2015	564,000,000
100,000,000		Credit Suisse, Zurich, 0.220%, 11/26/2014	100,000,000
30,000,000	[3]	Credit Suisse, Zurich, 0.440%, 1/12/2015	30,008,880
244,000,000		DNB Bank ASA, 0.190%, 3/2/2015	244,000,000
1,000,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftbank, 0.090%, 11/3/2014	1,000,000,000
453,000,000	[3]	JPMorgan Chase Bank, N.A., 0.417%, 11/21/2014	453,000,000
1,921,000,000		Mizuho Bank Ltd., 0.100%—0.210%, 11/7/2014 - 2/6/2015	1,921,000,568
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.222%, 11/10/2014	24,996,999
542,000,000	[3]	Royal Bank of Canada, Montreal, 0.232%, 11/28/2014	542,000,000
90,000,000	[3]	Royal Bank of Canada, Montreal, 0.233%, 11/12/2014	90,000,000
150,000,000	[3]	Royal Bank of Canada, Montreal, 0.237%, 11/18/2014	150,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.351%, 1/5/2015	25,000,000
375,000,000		Societe Generale, Paris, 0.200%—0.220%, 12/1/2014 - 2/3/2015	375,000,000
1,035,000,000		Standard Chartered Bank PLC, 0.200%, 12/3/2014 - 12/4/2014	1,035,000,000
78,000,000	[3]	State Street Bank and Trust Co., 0.281%, 1/2/2015	78,000,000
1,883,000,000		Sumitomo Mitsui Banking Corp., 0.220%, 1/21/2015 - 2/25/2015	1,883,000,000
250,000,000	[3]	Toronto Dominion Bank, 0.216%, 11/24/2014	250,000,000
250,000,000	[3]	Toronto Dominion Bank, 0.216%, 11/24/2014	250,000,000
194,500,000	[3]	Toronto Dominion Bank, 0.217%, 11/18/2014	194,500,000
484,600,000	[3]	Toronto Dominion Bank, 0.231%, 1/15/2015	484,600,000
150,000,000	[3]	Toronto Dominion Bank, 0.237%, 11/6/2014	150,000,000
110,000,000	[3]	Toronto Dominion Bank, 0.242%, 11/4/2014	110,000,000
298,000,000		Toronto Dominion Bank, 0.350%, 9/10/2015	298,000,000
1

Principal Amount			Value
		CERTIFICATES OF DEPOSIT—continued
		Finance - Banking—continued
$14,000,000	[3]	Wells Fargo Bank, N.A., 0.265%, 12/17/2014	$14,000,000
102,800,000	[3]	Wells Fargo Bank, N.A., Sr. Unsecured, 0.263%, 12/4/2014	102,800,000
		TOTAL CERTIFICATES OF DEPOSIT	15,067,099,014
		COMMERCIAL PAPER—25.0%[4]
		Aerospace/Auto—0.2%
85,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.202%, 11/25/2014	85,000,000
		Finance - Banking—19.1%
500,000,000	[1,2]	Bank of New York Mellon Corp., 0.070%, 11/3/2014	499,998,055
199,140,000	[1,2]	Bank of Nova Scotia, Toronto, 0.250%, 3/25/2015	198,940,860
697,000,000		Barclays US Funding Corp., 0.200%—0.260%, 12/15/2014 - 12/18/2014	696,783,099
325,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.301%—0.361%, 4/1/2015 - 10/23/2015	324,255,589
525,000,000		HSBC USA, Inc., 0.225%—0.240%, 12/1/2014 - 3/3/2015	524,703,167
1,691,250,000		ING (U.S.) Funding LLC, 0.200%—0.210%, 11/5/2014 - 2/6/2015	1,690,614,915
50,000,000		JPMorgan Securities LLC, 0.250%, 2/10/2015	49,964,930
771,000,000	[1,2]	JPMorgan Securities LLC, 0.331%—0.331%, 2/27/2015 - 7/20/2015	769,506,906
511,600,000	[1,2]	LMA-Americas LLC, 0.090%—0.240%, 11/6/2014 - 1/30/2015	511,485,014
1,500,000,000		Lloyds Bank PLC, London, 0.100%, 11/4/2014	1,499,987,500
300,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.200%, 12/9/2014	299,936,667
143,190,000	[1,2]	Societe Generale, Paris, 0.210%—0.225%, 2/2/2015	143,110,576
		TOTAL	7,209,287,278
		Finance - Commercial—2.2%
220,000,000	[1,2]	Alpine Securitization Corp., 0.220%, 12/8/2014 - 1/5/2015	219,933,144
446,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.210%—0.220%, 11/19/2014 - 1/14/2015	445,882,523
150,000,000	[1,2]	CIESCO, LLC, 0.220%—0.250%, 11/3/2014 - 3/3/2015	149,955,806
29,500,000	[1,2]	Sheffield Receivables Corp., 0.220%, 2/26/2015	29,478,908
		TOTAL	845,250,381
		Finance - Retail—3.5%
75,000,000	[1,2]	Barton Capital LLC, 0.200%—0.220%, 11/25/2014 - 1/9/2015	74,983,083
50,000,000	[1,2]	CAFCO, LLC, 0.240%, 2/3/2015 - 4/13/2015	49,957,167
551,000,000	[1,2]	Chariot Funding LLC, 0.210%—0.281%, 11/6/2014 - 7/6/2015	550,527,549
495,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.271%—0.281%, 11/10/2014 - 6/3/2015	494,691,897
50,000,000	[1,2]	Salisbury Receivables Company LLC, 0.210%, 11/18/2014	49,995,042
85,000,000	[1,2]	Starbird Funding Corp., 0.230%, 12/2/2014 - 12/9/2014	84,982,718
		TOTAL	1,305,137,456
		TOTAL COMMERCIAL PAPER	9,444,675,115
		CORPORATE BONDS—0.9%
		Aerospace/Auto—0.0%
500,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 1.250%, 11/17/2014	500,225
		Finance - Banking—0.2%
500,000		Bank of New York Mellon Corp., 1.085%, 11/24/2014	500,269
52,135,000		Wells Fargo & Co., 1.250%, 2/13/2015	52,275,052
17,074,000		Wells Fargo Bank, N.A., 4.750%, 2/9/2015	17,278,072
		TOTAL	70,053,393
		Finance - Commercial—0.6%
1,600,000	[3]	General Electric Capital Corp., 0.609%, 1/12/2015	1,604,085
7,204,000	[3]	General Electric Capital Corp., 1.000%, 11/11/2014	7,246,995
94,779,000		General Electric Capital Corp., 1.625%, 7/2/2015	95,597,966
16,770,000		General Electric Capital Corp., 2.150%, 1/9/2015	16,828,105
10,071,000		General Electric Capital Corp., 2.250%, 11/9/2015	10,258,804
4,879,000		General Electric Capital Corp., 2.375%, 6/30/2015	4,944,831
2

Principal Amount			Value
		CORPORATE BONDS—continued
		Finance - Commercial—continued
$1,650,000		General Electric Capital Corp., 3.500%, 6/29/2015	$1,684,240
35,442,000		General Electric Capital Corp., 3.750%, 11/14/2014	35,485,228
32,391,000		General Electric Capital Corp., 4.375%, 9/21/2015	33,527,998
750,000		General Electric Capital Corp., 4.875%, 3/4/2015	761,626
18,380,000		General Electric Capital Corp., 6.900%, 9/15/2015	19,416,519
		TOTAL	227,356,397
		Insurance—0.1%
49,946,000	[1,2]	Metropolitan Life Global Funding I, 2.000%, 1/9/2015	50,104,609
2,425,000	[1,2]	Metropolitan Life Global Funding I, 2.500%, 9/29/2015	2,471,097
		TOTAL	52,575,706
		TOTAL CORPORATE BONDS	350,485,721
		CORPORATE NOTES—0.2%
		Insurance—0.2%
70,078,000	[1,2]	Metropolitan Life Global Funding I, 1.700%, 6/29/2015	70,704,011
12,750,000	[1,2]	New York Life Global Funding, 0.750%, 7/24/2015	12,787,651
		TOTAL CORPORATE NOTES	83,491,662
		NOTES - VARIABLE—7.3%[3]
		Aerospace/Auto—0.2%
75,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.234%, 12/10/2014	75,000,000
9,500,000		Toyota Motor Credit Corp., Sr. Unsecured, (Toyota Motor Corp. SA), 0.331%, 1/15/2015	9,502,081
1,250,000		Toyota Motor Credit Corp., Sr. Unsecured, (Toyota Motor Corp. SA), 0.404%, 11/21/2014	1,250,123
3,873,000		Toyota Motor Credit Corp., Sr. Unsecured, (Toyota Motor Corp. SA), 0.404%, 12/5/2014	3,873,642
		TOTAL	89,625,846
		Diversified—0.0%
815,000	[1,2]	Alabama State IDA, General Electric Project, (General Electric Co. LOC), 0.600%, 11/6/2014	815,000
		Finance - Banking—6.1%
565,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.150%, 11/6/2014	565,000
29,156,000		BNP Paribas SA, 2.983%, 12/22/2014	29,266,152
50,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.234%, 11/21/2014	50,000,000
100,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.252%, 11/3/2014	100,000,000
40,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.263%, 11/10/2014	40,000,000
4,850,000		Capital Markets Access Co. LC, (Series 2008) Sunshine Professional Suites, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.150%, 11/6/2014	4,850,000
7,255,000		Capital Markets Access Co. LC, (Wells Fargo Bank, N.A. LOC), 0.150%, 11/6/2014	7,255,000
3,425,000		Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 0.200%, 11/7/2014	3,425,000
17,705,000		Dynetics, Inc., (Series 2010-A), (Branch Banking & Trust Co. LOC), 0.150%, 11/6/2014	17,705,000
66,605,000		Fiore Capital LLC, (Series 2005-A), (BMO Harris Bank, N.A. LOC), 0.150%, 11/6/2014	66,605,000
33,900,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 0.120%, 11/5/2014	33,900,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 0.150%, 11/6/2014	3,000,000
7,550,000		Gulf Gate Apartments LLC, (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.150%, 11/6/2014	7,550,000
1,160,000		Hamilton Station Park and Ride, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.150%, 11/6/2014	1,160,000
4,620,000		Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments), (Citibank NA, New York LOC), 0.060%, 11/5/2014	4,620,000
18,085,000		J.R. Adventures Insurance Trust, (Series 2014), (BOKF, N.A. LOC), 0.150%, 11/6/2014	18,085,000
25,000,000		JPMorgan Chase Bank, N.A., 0.384%, 11/18/2014	25,000,659
50,000,000		JPMorgan Chase Bank, N.A., 0.483%, 1/30/2015	50,081,419
11,075,000		Johnson City, TN Health & Education Facilities Board, (Series 2013-B) (Mountain State Health Alliance), (U.S. Bank, N.A. LOC), 0.110%, 11/5/2014	11,075,000
2,265,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.120%, 11/5/2014	2,265,000
910,000		Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.200%, 11/5/2014	910,000
740,000		L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 0.200%, 11/5/2014	740,000
3

Principal Amount			Value
		NOTES - VARIABLE—continued[3]
		Finance - Banking—continued
$22,735,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.150%, 11/5/2014	$22,735,000
30,000,000		Maine State Housing Authority, (2013 Series G) Federally Taxable, 0.110%, 11/6/2014	30,000,000
1,750,000		Massachusetts State Development Finance Agency, (Series 2001-B) Whaler's Cove Project, (U.S. Bank, N.A. LOC), 0.240%, 11/6/2014	1,750,000
25,000,000		Michigan State Finance Authority Revenue, (Series 2010-A), (Bank of America N.A. LOC), 0.110%, 11/6/2014	25,000,000
44,000,000		Michigan State Finance Authority Revenue, (Series 2010-C), (Bank of Montreal LOC), 0.120%, 11/6/2014	44,000,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wells Fargo Bank, N.A. LOC), 0.230%, 11/6/2014	10,000,000
6,479,000		New Hampshire HEFA, (Royal Bank of Canada, Montreal LOC), 0.090%, 11/6/2014	6,479,000
5,485,000		New York State HFA, Revenue Bonds (Series 2011B), (Wells Fargo Bank, N.A. LOC), 0.070%, 11/5/2014	5,485,000
8,650,000		North Oaks Partnership, (Series 1998), (Bank of America N.A. LOC), 0.160%, 11/6/2014	8,650,000
61,800,000		Novant Health, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.150%, 11/5/2014	61,800,000
7,645,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 0.250%, 11/6/2014	7,645,000
15,210,000		Reading, PA, (Series 2008-D), (PNC Bank, N.A. LOC), 0.150%, 11/6/2014	15,210,000
5,705,000		Roman Catholic Bishop of San Jose, CA, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.150%, 11/6/2014	5,705,000
150,000,000		Royal Bank of Canada, Montreal, 0.461%, 1/6/2015	150,063,093
14,345,000		Sabri Arac, The Quarry Lane School (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.150%, 11/6/2014	14,345,000
29,200,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.120%, 11/6/2014	29,200,000
9,750,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 0.800%, 11/6/2014	9,750,000
195,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 0.280%, 11/6/2014	195,000
350,000,000		State Street Bank and Trust Co., 0.344%, 12/18/2014	350,000,000
8,250,000		TMF Biofuels LLC, (Series 2012), (Rabobank Nederland NV, Utrecht LOC), 0.150%, 11/6/2014	8,250,000
6,460,000		The Harry M. Rubin 2014 Insurance Trust, (Series 2014), (Wells Fargo Bank, N.A. LOC), 0.150%, 11/6/2014	6,460,000
7,765,000		The Larry L. Henry 2013 Family Trust, (Series 2013), (Wells Fargo Bank, N.A. LOC), 0.150%, 11/6/2014	7,765,000
14,000,000		Toronto Dominion Bank, Sr. Unsecured, MTN, 0.417%, 11/7/2014	14,012,965
300,000,000		U.S. Bank, N.A., 0.295%, 1/2/2015	300,158,919
10,000,000		University of Illinois, (Series 2014C), (Northern Trust Corp. LOC), 0.100%, 11/6/2014	10,000,000
469,000,000		Wells Fargo Bank, N.A., 0.353%, 12/22/2014	469,000,000
203,000,000		Wells Fargo Bank, N.A., 0.373%, 12/22/2014	203,000,000
8,770,000		World Wildlife Fund, Inc., (U.S. Bank, N.A. LOC), 0.150%, 11/6/2014	8,770,000
7,295,000		Yeshivas Novominsk, (Series 2008), (TD Bank, N.A. LOC), 0.120%, 11/6/2014	7,295,000
		TOTAL	2,310,782,207
		Finance - Commercial—0.2%
30,000,000	[1,2]	Fairway Finance Co. LLC, 0.193%, 11/17/2014	29,998,640
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.197%, 12/3/2014	49,997,490
10,890,000	[1,2]	The Anderson's, Inc., (Series 2008), (General Electric Capital Corp. LOC), 0.140%, 11/6/2014	10,890,000
		TOTAL	90,886,130
		Finance - Retail—0.1%
20,000,000		Barton Capital LLC, 0.183%, 11/24/2014	19,997,734
		Government Agency—0.6%
12,000,000		Aquarium Parking Deck, LLC, (Series 2005), (FHLB of Atlanta LOC), 0.060%, 11/5/2014	12,000,000
22,760,000		COG Leasing Co. LLP, (Series 2007), (FHLB of Des Moines LOC), 0.130%, 11/6/2014	22,760,000
35,180,000		Capital Trust Agency, FL, (FNMA LOC), 0.120%, 11/6/2014	35,180,000
7,590,000		Frogtown LLC, (Series 2004), (FHLB of Cincinnati LOC), 0.300%, 11/6/2014	7,590,000
2,505,000		Grand Pointe II Ltd. Partnership, (Series 1999) Globe Apartments, (FHLB of Indianapolis LOC), 0.420%, 11/6/2014	2,505,000
8,290,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 0.200%, 11/6/2014	8,290,000
6,200,000		Mohr Green Associates L.P., (Series 2012-A), (FHLB of San Francisco LOC), 0.130%, 11/6/2014	6,200,000
15,000,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.130%, 11/6/2014	15,000,000
14,000,000		Oakmont of Whittier LLC, (Series 2014-A), (FHLB of San Francisco LOC), 0.130%, 11/6/2014	14,000,000
7,500,000		Premier Mushrooms, Inc., (Series 2012), (CoBank, ACB LOC), 0.150%, 11/6/2014	7,500,000
7,180,000		St. Charles County, MO Industrial Development Authority, (FHLB of Des Moines LOC), 0.130%, 11/6/2014	7,180,000
4

Principal Amount		Value
	NOTES - VARIABLE—continued[3]
	Government Agency—continued
$6,040,000	St. Louis County, MO IDA, Barat Academy Project (Series 2012), (FHLB of Chicago LOC), 0.130%, 11/6/2014	$6,040,000
9,165,000	Tack Capital Co., (FHLB of New York LOC), 0.150%, 11/6/2014	9,165,000
56,000,000	Varenna LLC, Varenna at Fountain Grove Project (Series 2011-A), (FHLB of San Francisco LOC), 0.130%, 11/6/2014	56,000,000
	TOTAL	209,410,000
	University—0.1%
17,000,000	University of California (The Regents of), (Series 2011 Z-1), 0.090%, 11/6/2014	17,000,000
17,000,000	University of California (The Regents of), (Series 2011 Z-2), 0.080%, 11/6/2014	17,000,000
	TOTAL	34,000,000
	TOTAL NOTES - VARIABLE	2,755,516,917
	TIME DEPOSITS—8.1%
	Finance - Banking—8.1%
800,000,000	DNB Bank ASA, 0.050%, 11/3/2014	800,000,000
1,000,000,000	Nordea Bank Finland PLC, 0.050%, 11/3/2014	1,000,000,000
750,000,000	Northern Trust Co., Chicago, IL, 0.030%, 11/3/2014	750,000,000
500,000,000	Standard Chartered Bank PLC, 0.050%, 11/3/2014	500,000,000
	TOTAL TIME DEPOSITS	3,050,000,000
	OTHER REPURCHASE AGREEMENTS—10.9%
	Finance - Banking—10.9%
20,000,000	BMO Capital Markets Corp., 0.152%, 11/3/2014, interest in a $80,000,000 collateralized loan agreement, dated 10/31/2014, in which corporate bonds, medium term notes, certificate of deposit and U.S. Treasury securities with a market value of $81,601,043 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
327,000,000	BNP Paribas Securities Corp., 0.284%—0.436%, 11/3/2014 - 2/3/2015, interest in a $625,000,000 collateralized loan agreement, dated 8/21/2014 – 10/31/2014, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, municipal bonds, medium term notes and U.S. Government Agency securities with a market value of $637,756,140 have been received as collateral and held with BNY Mellon as tri-party agent	327,000,000
719,000,000	Barclays Capital, Inc., 0.152%—0.679%, 11/24/2014 - 1/21/2015, interest in a $1,150,000,000 collateralized loan agreement, dated 10/14/2014 – 1/22/2014, in which asset-backed securities, collateralized mortgage obligations and U.S. Government Agency securities with a market value of $1,174,727,987 have been received as collateral and held with BNY Mellon as tri-party agent.	719,000,000
1,056,000,000	Credit Suisse Securities (USA) LLC, 0.183%—0.558%, 11/3/2014 - 12/16/2014, interest in a $1,495,000,000 collateralized loan agreement, dated 9/5/2014 – 10/31/2014, in which collateralized mortgage obligations and exchange-traded funds with a market value of $1,525,607,104 have been received as collateral and held with JPMorgan Chase as tri-party agent.	1,056,000,000
125,000,000	HSBC Securities (USA), Inc., 0.152%, 11/3/2014, interest in a $125,000,000 collateralized loan agreement, dated 10/31/2014, in which corporate bonds with a market value of $127,502,953 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
275,000,000	J.P. Morgan Securities LLC, 0.314%—0.335%, 12/10/2014 - 1/2/2015, interest in a $650,000,000 collateralized loan agreement, dated 9/11/2014 – 10/01/2014, in which asset-backed securities with a market value of $663,253,922 have been received as collateral and held with JPMorgan Chase as tri-party agent.	275,000,000
800,500,000	Mitsubishi UFJ Securities (USA), Inc., 0.213%—0.253%, 11/5/2014 - 12/1/2014, interest in a $1,075,000,000 collateralized loan agreement, dated 10/10/2014 – 10/31/2014, in which asset-backed securities, common stocks, corporate bonds, exchange-traded funds, municipal bonds, medium term notes and mutual funds with a market value of $1,096,590,886 have been received as collateral and held with BNY Mellon as tri-party agent.	800,500,000
70,000,000	RBC Capital Markets, LLC, 0.406%, 1/6/2015, , interest in a $200,000,000 collateralized loan agreement, dated 10/8/2014, in which corporate bonds and medium term notes with a market value of $204,058,934 have been received as collateral and held withBNY Mellon as tri-party agent.	70,000,000
700,000,000	Wells Fargo Securities, LLC, 0.456%, 1/8/2015 - 1/27/2015, interest in a $1,050,000,000 collateralized loan agreement, dated 10/10/2014 – 10/27/2014, in which asset-backed securities and collateralized mortgage obligations with a market value of $1,071,216,114 have been received as collateral and held with BNY Mellon as tri-party agent.	700,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	4,092,500,000
	REPURCHASE AGREEMENTS—6.0%
	Finance - Banking—6.0%
600,000,000	Repurchase agreement 0.13%, dated 10/31/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $600,006,500 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security and U.S. Government Agency securities with various maturities to 10/20/2044 and the market value of those underlying securities was $612,729,868.	600,000,000
5

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$300,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.10%, dated 10/31/2014 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,008,333 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2023 and the market value of those underlying securities was $1,020,008,590.	$300,000,000
192,890,000	Interest in $3,500,000,000 joint repurchase agreement 0.07%, dated 10/31/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,020,417 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2019 and the market value of those underlying securities was $3,570,020,857.	192,890,000
500,000,000	Interest in $1,900,000,000 joint repurchase agreement 0.11%, dated 10/31/2014 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,900,017,417 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2060 and the market value of those underlying securities was $1,950,890,710.	500,000,000
150,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.11%, dated 10/31/2014 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,022,917 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and U.S. Treasury securities with various maturities to 9/25/2044 and the market value of those underlying securities was $2,553,089,772.	150,000,000
500,000,000	Interest in $1,250,000,000 joint repurchase agreement 0.10%, dated 10/31/2014 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,250,010,417 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/15/2053 and the market value of those underlying securities was $1,276,444,246.	500,000,000
	TOTAL REPURCHASE AGREEMENTS	2,242,890,000
	TOTAL INVESTMENTS—99.8% (AT AMORTIZED COST)[5]	37,629,935,202
	OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	91,765,564
	TOTAL NET ASSETS—100%	$37,721,700,766
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2014, these restricted securities amounted to $5,023,730,108, which represented 13.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2014, these liquid restricted securities amounted to $5,023,730,108, which represented 13.3% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principal. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the
6

amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LOC	—Letter of Credit
MTN	—Medium Term Note
7
Federated Prime Value Obligations Fund
Portfolio of Investments
October 31, 2014 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—2.3%
		Finance - Automotive—0.7%
$5,169,510	[1,2,3]	ARI Fleet Lease Trust 2014-A, Class A1, 0.250%, 11/15/2014	$5,169,510
35,000,000		Ally Auto Receivables Trust 2014-SN2, Class A1, 0.250%, 10/20/2015	35,000,000
6,909,421	[1,2]	GM Financial Automobile Leasing Trust 2014-2, Class A1, 0.250%, 9/21/2015	6,909,421
5,685,250	[3]	Santander Drive Auto Receivables Trust 2014-3, Class A1, 0.250%, 11/17/2014	5,685,250
		TOTAL	52,764,181
		Finance - Equipment—0.5%
21,175,535	[1,2]	GE Equipment Small Ticket LLC Series 2014-1, Class A1, 0.250%, 4/24/2015	21,175,535
16,358,323	[1,2]	Macquarie Equipment Funding Trust 2014-A, Class A1, 0.260%, 9/21/2015	16,358,323
		TOTAL	37,533,858
		Finance - Retail—1.1%
91,000,000	[1,2,3]	Fosse Master Issuer PLC Series 2014-1, Class A1, 0.277%, 11/18/2014	91,000,000
		TOTAL ASSET-BACKED SECURITIES	181,298,039
		BANK NOTES—1.0%
		Finance - Banking—1.0%
80,000,000		Bank of America N.A., 0.200%, 2/17/2015	80,000,000
		CERTIFICATES OF DEPOSIT—31.0%
		Finance - Banking—31.0%
349,000,000		BNP Paribas SA, 0.210%—0.230%, 11/6/2014 - 1/23/2015	349,000,000
100,000,000	[3]	Bank of Montreal, 0.231%, 1/21/2015	100,000,000
34,000,000	[3]	Bank of Montreal, 0.234%, 12/3/2014	34,000,000
20,000,000		Bank of Nova Scotia, Toronto, 0.250%, 2/17/2015	20,000,000
75,000,000		Bank of Nova Scotia, Toronto, 0.250%, 3/12/2015	75,000,000
320,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.200%—0.210%, 12/1/2014 - 3/5/2015	320,000,000
100,000,000	[3]	Canadian Imperial Bank of Commerce, 0.313%, 11/24/2014	100,000,000
154,000,000		Credit Agricole Corporate and Investment Bank, 0.210%—0.250%, 11/3/2014 - 2/2/2015	154,000,000
150,000,000		Credit Suisse, Zurich, 0.220%, 12/22/2014 - 1/8/2015	150,000,000
45,000,000	[3]	Credit Suisse, Zurich, 0.440%, 1/22/2015	45,013,320
150,000,000	[3]	JPMorgan Chase Bank, N.A., 0.417%, 11/21/2014	150,000,000
40,000,000		Mizuho Bank Ltd., 0.100%—0.200%, 11/7/2014 - 2/6/2015	40,000,000
84,000,000		Natixis, 0.210%—0.240%, 11/4/2014 - 2/2/2015	84,000,000
60,000,000	[3]	Natixis, 0.262%, 11/10/2014	60,000,000
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.222%, 11/10/2014	49,993,998
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.351%, 1/5/2015	50,000,000
37,000,000		Societe Generale, Paris, 0.200%, 2/3/2015	37,000,000
85,000,000	[3]	State Street Bank and Trust Co., 0.281%, 1/2/2015	85,000,000
340,000,000		Sumitomo Mitsui Banking Corp., 0.220%, 11/12/2014 - 2/6/2015	340,000,000
100,000,000	[3]	Toronto Dominion Bank, 0.217%, 11/18/2014	100,000,000
75,000,000	[3]	Toronto Dominion Bank, 0.222%, 11/6/2014	75,000,000
50,000,000	[3]	Wells Fargo Bank, N.A., 0.265%, 12/17/2014	50,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,468,007,318
		COMMERCIAL PAPER—21.9%[4]
		Aerospace/Auto—0.5%
38,000,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 0.250%—0.270%, 11/7/2014 - 12/4/2014	37,993,438
		Chemicals—0.4%
29,700,000		PPG Industries, Inc., 0.280%—0.340%, 11/20/2014 - 12/4/2014	29,694,670
1

Principal Amount			Value
		COMMERCIAL PAPER—continued[4]
		Consumer Products—0.0%
$2,725,000	[1,2]	Diageo Capital PLC, (GTD by Diageo PLC), 0.270%, 11/12/2014	$2,724,775
		Container\Packaging—0.2%
13,500,000	[1,2]	Bemis Co., Inc., 0.250%—0.280%, 11/5/2014 - 11/18/2014	13,498,455
		Finance - Banking—9.8%
100,000,000		Barclays US Funding Corp., 0.250%, 12/15/2014	99,969,445
145,000,000		ING (U.S.) Funding LLC, 0.200%, 2/5/2015	144,922,667
140,000,000	[1,2]	JPMorgan Securities LLC, 0.230%—0.331%, 11/21/2014 - 7/20/2015	139,790,157
84,000,000	[1,2]	LMA-Americas LLC, 0.230%—0.240%, 11/12/2014 - 1/5/2015	83,974,534
43,000,000	[1,2]	Nationwide Building Society, 0.200%, 2/6/2015	42,976,828
50,000,000		PNC Bank, N.A., 0.310%, 1/13/2015	50,000,000
50,000,000		PNC Bank, N.A., 0.310%, 1/13/2015	50,000,000
50,000,000		PNC Bank, N.A., 0.310%, 1/16/2015	50,000,000
40,000,000		PNC Bank, N.A., 0.310%, 5/1/2015	39,999,991
80,000,000	[1,2]	Sumitomo Mitsui Banking Corp., 0.220%, 11/20/2014	79,990,711
		TOTAL	781,624,333
		Finance—Commercial—8.2%
275,000,000	[1,2]	Alpine Securitization Corp., 0.220%—0.230%, 11/7/2014 - 1/8/2015	274,944,161
10,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.220%, 11/10/2014	9,999,450
211,000,000	[1,2]	CIESCO, LLC, 0.220%—0.240%, 12/2/2014 - 2/13/2015	210,900,565
160,000,000	[1,2]	Versailles Commercial Paper LLC, 0.230%, 11/12/2014 - 1/7/2015	159,977,511
		TOTAL	655,821,687
		Finance - Retail—1.8%
50,000,000	[1,2]	CAFCO, LLC, 0.220%, 12/2/2014	49,990,528
20,000,000	[1,2]	Chariot Funding LLC, 0.271%, 4/1/2015	19,977,350
75,000,000	[1,2]	Salisbury Receivables Company LLC, 0.220%, 1/28/2015 - 2/24/2015	74,955,542
		TOTAL	144,923,420
		Food & Beverage—0.5%
40,600,000	[1,2]	Agrium, Inc., 0.320%, 12/11/2014	40,585,565
		Oil & Oil Finance—0.5%
36,386,000	[1,2]	Enbridge (U.S.) Inc., (GTD by Enbridge, Inc.), 0.350%—0.360%, 11/13/2014 - 11/25/2014	36,379,828
300,000		Motiva Enterprises LLC, 0.270%, 11/5/2014	299,991
		TOTAL	36,679,819
		TOTAL COMMERCIAL PAPER	1,743,546,162
		CORPORATE BONDS—3.1%
		Finance - Banking—2.9%
61,536,000		Bank of America Corp., 5.000%, 1/15/2015	62,105,775
29,750,000		Bank of America Corp., 5.125%, 11/15/2014	29,803,925
8,290,000	[3]	Citigroup, Inc., 0.518%, 11/5/2014	8,290,177
115,722,000		Citigroup, Inc., 6.010%, 1/15/2015	117,046,543
15,000,000		Wells Fargo Bank, N.A., 4.750%, 2/9/2015	15,179,333
		TOTAL	232,425,753
		Insurance—0.2%
15,000,000	[1,2]	Metropolitan Life Global Funding I, 2.500%, 9/29/2015	15,287,428
		TOTAL CORPORATE BONDS	247,713,181
		CORPORATE NOTE—0.1%
		Insurance—0.1%
5,600,000	[1,2]	Metropolitan Life Global Funding I, 1.700%, 6/29/2015	5,649,367
		LOAN PARTICIPATION—1.5%
		Chemicals—1.5%
119,000,000		DuPont Teijin Films U.S. L.P., (GTD by DuPont (E.I.) de Nemours & Co.), 0.400%, 11/25/2014	119,000,000
2

Principal Amount			Value
		NOTES - VARIABLE—11.3%[3]
		Aerospace/Auto—1.0%
$25,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.348%, 1/20/2015	$25,000,000
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.233%, 1/29/2015	50,000,000
		TOTAL	75,000,000
		Finance - Banking—8.7%
10,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.150%, 11/6/2014	10,000
100,000,000		Australia & New Zealand Banking Group, Melbourne, 0.427%, 11/4/2014	100,000,000
2,895,000		Baramax LLC, Series 2002, (TD Bank, N.A. LOC), 0.250%, 11/5/2014	2,895,000
24,500,000	[1,2]	BlackRock Municipal Bond Trust, VMTP Preferred Shares (Series T0014), 0.180%, 11/3/2014	24,500,000
11,100,000		CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 0.220%, 11/6/2014	11,100,000
9,260,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.220%, 11/6/2014	9,260,000
2,750,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 11/4/2014	2,750,000
10,265,000		Connecticut Water Co., (Series 2004), (Citizens Bank, N.A., Providence LOC), 0.400%, 11/5/2014	10,265,000
3,055,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 11/4/2014	3,055,000
4,700,000		Elsinore Properties LP, (Series 2012), (Fifth Third Bank, Cincinnati LOC), 0.240%, 11/6/2014	4,700,000
7,090,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 0.250%, 11/6/2014	7,090,000
1,615,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 11/7/2014	1,615,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (U.S. Bank, N.A. LOC), 0.120%, 11/5/2014	16,700,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 0.150%, 11/6/2014	7,000,000
3,005,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 11/4/2014	3,005,000
108,900,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.150%, 11/3/2014	108,900,000
7,030,000		Kingston Healthcare Co., Series 2003A, (Fifth Third Bank, Cincinnati LOC), 0.240%, 11/6/2014	7,030,000
7,240,000		Marsh Enterprises, L.L.C., (Series 2003), (Fifth Third Bank, Cincinnati LOC), 0.240%, 11/6/2014	7,240,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 11/4/2014	16,000,000
15,470,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 11/4/2014	15,470,000
25,985,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series B), (Deutsche Bank AG LOC), 0.140%, 11/6/2014	25,985,000
10,330,000	[1,2]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-433), (GTD by Deutsche Bank AG), 0.120%, 11/6/2014	10,330,000
27,000,000		Michigan State Finance Authority Revenue, (Series 2010-C), (Bank of Montreal LOC), 0.120%, 11/6/2014	27,000,000
2,845,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 11/4/2014	2,845,000
3,240,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.090%, 11/6/2014	3,240,000
6,845,000		New York City Housing Development Corp., (Series 2009 A2), (Citizens Bank, N.A., Providence LOC), 0.250%, 11/5/2014	6,845,000
50,500,000		New York City Housing Development Corp., (Series 2009-A1), (Citizens Bank, N.A., Providence LOC), 0.280%, 11/5/2014	50,500,000
31,085,000		New York City Housing Development Corp., (Series 2010-A2), (Citizens Bank, N.A., Providence LOC), 0.250%, 11/5/2014	31,085,000
5,875,000		Orthopaedic Hospital of Wisconsin LLC, (Series 09-A), (Bank of Montreal LOC), 0.150%, 11/6/2014	5,875,000
13,725,000		PA SPE LLC, (Series 2009 A), (BMO Harris Bank, N.A. LOC), 0.150%, 11/6/2014	13,725,000
4,310,000		Silvio Properties, LLC, (Series 2007), (Fifth Third Bank, Cincinnati LOC), 0.220%, 11/6/2014	4,310,000
100,000,000		U.S. Bank, N.A., 0.295%, 1/2/2015	100,052,973
6,090,000		WCN Properties, Inc., (Series 2), (Fulton Bank, N.A. LOC), 1.150%, 11/6/2014	6,090,000
25,000,000		Wells Fargo Bank, N.A., 0.353%, 12/22/2014	25,000,000
9,200,000		Wells Fargo Bank, N.A., Sr. Unsecured, 0.511%, 1/20/2015	9,216,762
4,810,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 11/7/2014	4,810,000
3,130,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 11/5/2014	3,130,000
5,980,000		Yonkers, NY IDA, JME Associates, LLC (Series 2006), (TD Bank, N.A. LOC), 0.220%, 11/6/2014	5,980,000
		TOTAL	694,604,735
		Finance - Commercial—0.6%
50,000,000		Fairway Finance Co. LLC, 0.207%, 11/3/2014	49,998,325
950,000		General Electric Capital Corp., 1.265%, 1/2/2015	956,655
		TOTAL	50,954,980
3

Principal Amount		Value
	NOTES - VARIABLE—continued[3]
	Finance - Retail—0.5%
$43,000,000	AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.708%, 11/14/2014	$43,000,000
	Metals—0.2%
15,000,000	St. James Parish, LA, (Series 2010A-1), (GTD by Nucor Corp.), 0.200%, 11/5/2014	15,000,000
	Municipal—0.1%
7,000,000	Hertford County, NC Industrial Facilities & PCFA, (Series 2000A), 0.260%, 11/5/2014	7,000,000
	Oil & Oil Finance—0.2%
14,525,000	Port of Port Arthur Navigation District, Revenue Bonds Series 1998, (GTD by Total S.A.), 0.130%, 11/5/2014	14,525,000
	TOTAL NOTES - VARIABLE	900,084,715
	TIME DEPOSIT—0.7%
	Finance - Banking—0.7%
55,000,000	Toronto Dominion Bank, 0.050%, 11/3/2014	55,000,000
	OTHER REPURCHASE AGREEMENTS—13.7%
	Finance - Banking—13.7%
18,400,000	BNP Paribas Securities Corp., 0.355%, 11/3/2014, interest in a $275,000,000 collateralized loan agreement, dated 10/31/2014, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $ 280,508,182 have been received as collateral and held with BNY Mellon as tri-party agent.	18,400,000
30,000,000	Barclays Capital, Inc., 0.679%, 1/21/2015, interest in a $700,000,000 collateralized loan agreement, dated 1/22/2014, in which asset-backed securities and collateralized mortgage obligations with a market value of $ 714,442,482 have been received as collateral and held with BNY Mellon as tri-party agent.	30,000,000
115,000,000	Citigroup Global Markets, Inc., 0.710%—0.760%, 12/9/2014, interest in a $205,000,000 collateralized loan agreement, dated 10/10/2014, in which asset-backed securities, collateralized mortgage obligations and a convertible bond with a market value of $209,200,470 have been received as collateral and held with BNY Mellon as tri-party agent.	115,000,000
75,000,000	Credit Suisse Securities (USA) LLC, 0.558%—0.639%, 11/21/2014 - 1/2/2015, interest in a $375,000,000 collateralized loan agreement, dated 9/30/2014 -10/6/2014, in which collateralized mortgage obligations with a market value of $382,681,553 have been received as collateral and held with JPMorgan Chase as tri-party agent.	75,000,000
84,000,000	J.P. Morgan Securities LLC, 0.314%—0.335%, 12/10/2014 - 1/2/2015, interest in a $650,000,000 collateralized loan agreement, dated 9/11/2014-10/1/2014, in which asset-backed securities with a market value of $663,253,922 have been received as collateral and held with JPMorgan Chase as tri-party agent.	84,000,000
184,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.355%—0.689%, 11/3/2014 - 1/22/2015, interest in a $405,000,000 collateralized loan agreement, dated 10/24/2014 - 10/31/2014, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, municipal bonds, medium term notes and U.S. Government Agency securities with a market value of $413,128,880 have been received as collateral and held with BNY Mellon as tri-party agent.	184,000,000
80,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.253%, 11/3/2014 - 11/4/2014 interest in a $300,000,000 collateralized loan agreement, dated 10/2/2014 -10/3/2014, in which asset-backed securities, common stock, corporate bonds, exchange-traded funds, medium term notes, municipal bonds and mutual funds with a market value of $306,066,977 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
100,000,000	Mizuho Securities USA, Inc., 0.456%—1.156%, 11/12/2014 - 1/13/2015, interest in a $237,000,000 collateralized loan agreement, dated 10/15/2014 - 10/29/2014, in which asset-backed securities, certificate of deposits, a collateralized mortgage obligation, commercial paper, corporate bonds, U.S. Government Agency securities and U.S. Treasury securities with a market value of $241,824,953 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
275,000,000	Pershing LLC, 0.304%—0.355%, 11/3/2014, interest in a $400,000,000 collateralized loan agreement, dated 10/31/2014, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium term notes and municipal bonds with a market value of $408,011,051 have been received as collateral and held with BNY Mellon as tri-party agent.	275,000,000
135,000,000	Wells Fargo Securities, LLC, 0.253%—0.456%, 11/3/2014 - 1/16/2015, interest in a $370,000,000 collateralized loan agreement, dated 10/17/14 - 10/31/2014, in which convertible bonds, common stock and exchange-traded funds with a market value of $377,447,852 have been received as collateral and held with BNY Mellon as tri-party agent.	135,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	1,096,400,000
	REPURCHASE AGREEMENTS—13.5%
375,566,000	Interest in $3,500,000,000 joint repurchase agreement 0.07%, dated 10/31/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,020,417 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2019 and the market value of those underlying securities was $3,570,020,857.	375,566,000
250,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.11%, dated 10/31/2014 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,022,917 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/25/2044 and the market value of those underlying securities was $2,553,089,772.	250,000,000
4

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$450,000,000	Interest in $1,250,000,000 joint repurchase agreement 0.10%, dated 10/31/2014 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,250,010,417 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/15/2053 and the market value of those underlying securities was $1,276,444,246.	$450,000,000
	TOTAL REPURCHASE AGREEMENTS	1,075,566,000
	TOTAL INVESTMENTS—100.1% (AT AMORTIZED COST)[5]	7,972,264,782
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[6]	(4,573,279)
	TOTAL NET ASSETS—100%	$7,967,691,503
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2014, these restricted securities amounted to $1,583,938,982, which represented 19.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2014, these liquid restricted securities amounted to $1,583,938,982, which represented 19.9% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principals. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
5

The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
IDA	—Industrial Development Authority
LOC	— Letter of Credit
PCFA	—Pollution Control Finance Authority
PUTTERs	—Puttable Tax Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
VMTP	—Variable Municipal Term Preferred
6
Federated Tax-Free Obligations Fund
Portfolio of Investments
October 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.7%[1,2]
		Alabama—4.3%
$4,000,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-0046) Weekly VRDNs (Ascension Health Alliance Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.050%, 11/6/2014	$4,000,000
8,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.060%, 11/6/2014	8,000,000
3,140,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.070%, 11/6/2014	3,140,000
15,400,000		Columbia, AL IDB PCRB, (Series 1999-C) Daily VRDNs (Alabama Power Co.), 0.070%, 11/3/2014	15,400,000
28,000,000		Mobile County, AL IDA Gulf Opportunity Zone, (Series 2011) Weekly VRDNs (SSAB Alabama, Inc.)/(Credit Agricole Corporate and Investment Bank LOC), 0.070%, 11/6/2014	28,000,000
12,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.060%, 11/6/2014	12,000,000
17,500,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 0.32% TOBs (Alabama Power Co.), Mandatory Tender 10/1/2015	17,500,000
27,600,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Citibank NA, New York LOC), 0.060%, 11/5/2014	27,600,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.050%, 11/5/2014	10,000,000
100,000,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.050%, 11/5/2014	100,000,000
25,000,000		Tuscaloosa County, AL IDA, (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.050%, 11/5/2014	25,000,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2011K: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.050%, 11/5/2014	10,000,000
12,310,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.090%, 11/6/2014	12,310,000
5,410,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.050%, 11/6/2014	5,410,000
2,675,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(UBS AG LOC), 0.050%, 11/5/2014	2,675,000
		TOTAL	281,035,000
		Alaska—0.4%
23,400,000		Valdez, AK Marine Terminal, (Series 2001) Daily VRDNs (Exxon Mobil Corp.), 0.060%, 11/3/2014	23,400,000
		Arizona—0.9%
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.060%, 11/6/2014	4,000,000
7,845,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, Floater Certificates (Series 2008-3284) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.060%, 11/6/2014	7,845,000
28,500,000		Yavapai County, AZ IDA—Recovery Zone Facility, (Series 2010: Drake Cement Project) Weekly VRDNs (Skanon Investments, Inc.)/(Citibank NA, New York LOC), 0.050%, 11/6/2014	28,500,000
20,985,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.050%, 11/6/2014	20,985,000
		TOTAL	61,330,000
		California—4.6%
12,885,000	[3,4]	Bay Area Toll Authority, CA, PUTTERs (Series 1962) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.080%, 11/6/2014	12,885,000
28,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.12% CP (Kaiser Permanente), Mandatory Tender 11/4/2014	28,000,000
7,600,000		California PCFA, (Series 1997B) Daily VRDNs (Air Products Manufacturing Corp.)/(GTD by Air Products & Chemicals, Inc.)/(Air Products & Chemicals, Inc. LIQ), 0.070%, 11/3/2014	7,600,000
40,000,000		California State, (Series 2005B-1) Weekly VRDNs (Bank of America N.A. LOC), 0.040%, 11/5/2014	40,000,000
20,050,000		California State, 2.00% Bonds, 10/1/2015	20,387,073
30,300,000		California Statewide CDA, (Series 2003C) Weekly VRDNs (Kaiser Permanente), 0.030%, 11/5/2014	30,300,000
19,045,000		California Statewide CDA, (Series 2004E), 0.14% CP (Kaiser Permanente), Mandatory Tender 3/4/2015	19,045,000
30,000,000		California Statewide CDA, (Series 2004I), 0.11% CP (Kaiser Permanente), Mandatory Tender 11/3/2014	30,000,000
14,000,000	[3,4]	Los Angeles, CA CCD, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.050%, 11/6/2014	14,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$14,930,000	[3,4]	Los Angeles, CA Department of Water & Power (Electric/Power System), Eagles (Series 2013-0005) Weekly VRDNs (Citibank NA, New York LIQ), 0.060%, 11/6/2014	$14,930,000
13,120,000	[3,4]	Los Angeles, CA Department of Water & Power (Electric/Power System), Eagles (Series 2014-0029) Weekly VRDNs (Citibank NA, New York LIQ), 0.060%, 11/6/2014	13,120,000
25,310,000	[3,4]	Los Angeles, CA USD, Solar Eclipse (Series 2006-0018) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.050%, 11/6/2014	25,310,000
8,900,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs (GTD by Deutche Bank Trust Co., LIQ), 0.130%, 11/6/2014	8,900,000
21,500,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 4), Weekly VRDPs, (GTD by Citibank NA LIQ), 0.110%, 11/7/2014	21,500,000
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.050%, 11/6/2014	10,125,000
		TOTAL	296,102,073
		Colorado—0.3%
16,775,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-493) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 11/6/2014	16,775,000
		Connecticut—0.3%
10,200,000	[3,4]	Connecticut State Health & Educational Facilities, Eagles (Series 720053031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.050%, 11/6/2014	10,200,000
6,315,000		Windham, CT, 1.00% BANs, 6/9/2015	6,345,442
		TOTAL	16,545,442
		District of Columbia—1.4%
3,540,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 11/7/2014	3,540,000
4,505,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.040%, 11/6/2014	4,505,000
12,200,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.040%, 11/6/2014	12,200,000
12,575,000	[3,4]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2007-0056) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.050%, 11/6/2014	12,575,000
33,250,000		District of Columbia, (Series 2006) Weekly VRDNs (Carnegie Endowment for International Peace)/(Wells Fargo Bank, N.A. LOC), 0.050%, 11/6/2014	33,250,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse, Zurich LIQ), 0.050%, 11/6/2014	26,665,000
		TOTAL	92,735,000
		Florida—7.6%
28,375,000	[3,4]	Broward County, FL, Clipper Tax-Exempt Certificates Trust (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.080%, 11/6/2014	28,375,000
18,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT) (Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.050%, 11/6/2014	18,000,000
15,865,000	[3,4]	Florida State Board of Education, P-FLOATs (Series PZ-198) Weekly VRDNs (Florida State)/(Wells Fargo & Co. LIQ), 0.070%, 11/6/2014	15,865,000
58,505,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.080%, 11/3/2014	58,505,000
2,250,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 11/5/2014	2,250,000
5,000,000		Jacksonville, FL HFDC, (Series 2002) Weekly VRDNs (University of Florida Jacksonville Physicians, Inc.)/(Bank of America N.A. LOC), 0.060%, 11/5/2014	5,000,000
16,500,000		Manatee County, FL, Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.070%, 11/3/2014	16,500,000
18,790,000		Orange County, FL School Board, COPs (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.060%, 11/6/2014	18,790,000
11,715,000	[3,4]	Orange County, FL, Health Facilities Authority, SPEARs (Series DBE-1071) Weekly VRDNs (Orlando Health, Inc.)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 11/6/2014	11,715,000
77,350,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.070%, 11/6/2014	77,350,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.060%, 11/6/2014	22,600,000
36,400,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2014-0038) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.080%, 11/6/2014	36,400,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$15,535,000	[3,4]	Orlando, FL Contract Tourist Development, PUTTERs (Series 4474) Weekly VRDNs (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), 0.060%, 11/6/2014	$15,535,000
5,750,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.050%, 11/6/2014	5,750,000
16,500,000		Polk County, FL IDA, (Baycare Health System), MVRENs (Series 2014A-2), 0.130%, 11/6/2014	16,500,000
132,000,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.080%, 11/3/2014	132,000,000
10,000,000		Tampa, FL, (Baycare Health System), Health System Revenue Bonds MVRENs (Series 2012B), 0.130%, 11/6/2014	10,000,000
		TOTAL	491,135,000
		Georgia—2.2%
8,950,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.050%, 11/6/2014	8,950,000
1,865,000		Columbus, GA Development Authority, (Series 2009) Weekly VRDNs (Foundation Properties, Inc.)/(FHLB of Atlanta LOC), 0.100%, 11/6/2014	1,865,000
1,840,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (Sophia Academy, Inc.)/(FHLB of Atlanta LOC), 0.100%, 11/6/2014	1,840,000
15,000,000		DeKalb County, GA School District, (Series 2014), 0.75% TANs, 12/16/2014	15,010,256
53,605,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.080%, 11/5/2014	53,605,000
63,160,000		Main Street Gas, Inc., GA, (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.050%, 11/6/2014	63,160,000
		TOTAL	144,430,256
		Idaho—0.2%
10,910,000		Idaho Health Facilities Authority, (CHE Trinity Healthcare Credit Group), MVRENs (Series 2013ID), 0.120%, 11/6/2014	10,910,000
		Illinois—7.9%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.050%, 11/6/2014	12,410,000
27,570,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(BMO Harris Bank, N.A. LOC), 0.070%, 11/6/2014	27,570,000
600,000		Chicago, IL MFH Revenue, (Series 2012) Weekly VRDNs (Churchview Manor Senior Apartments)/(BMO Harris Bank, N.A. LOC), 0.240%, 11/6/2014	600,000
3,875,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.050%, 11/6/2014	3,875,000
15,205,000	[3,4]	Chicago, IL O'Hare International Airport, SPEARs (Series DBE-534) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 11/6/2014	15,205,000
28,000,000	[3,4]	Chicago, IL Transit Authority, Clipper Tax-Exempt Certificate Trust (2014-04A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.080%, 11/6/2014	28,000,000
10,000,000		Chicago, IL, Neighborhoods Alive 21 (Series 2002B-3) Daily VRDNs (Royal Bank of Canada, Montreal LOC), 0.050%, 11/3/2014	10,000,000
15,400,000		Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(PNC Bank, N.A. LOC), 0.060%, 11/6/2014	15,400,000
33,200,000		Illinois Development Finance Authority IDB Weekly VRDNs (Lyric Opera of Chicago)/(BMO Harris Bank, N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.050%, 11/5/2014	33,200,000
30,500,000		Illinois Development Finance Authority IDB, (Series 1994) Weekly VRDNs (Museum of Contemporary Art)/(JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.050%, 11/5/2014	30,500,000
450,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.250%, 11/6/2014	450,000
20,000,000		Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Chicago Horticultural Society)/(Northern Trust Co., Chicago, IL LOC), 0.060%, 11/5/2014	20,000,000
6,500,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(PNC Bank, N.A. LOC), 0.060%, 11/5/2014	6,500,000
7,000,000		Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds MVRENs (Series 2011B), 0.170%, 11/6/2014	7,000,000
24,000,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Ingalls Health System Obligated Group)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 11/5/2014	24,000,000
30,000,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.060%, 11/6/2014	30,000,000
950,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.100%, 11/6/2014	950,000
99,900,000		Illinois Finance Authority, (Series 2008C-1) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.050%, 11/5/2014	99,900,000
6,000,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (Carle Foundation)/(Northern Trust Co., Chicago, IL LOC), 0.050%, 11/6/2014	6,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$14,840,000		Illinois Finance Authority, (Series 2010A) Daily VRDNs (University of Chicago Medical Center)/(Bank of America N.A. LOC), 0.070%, 11/3/2014	$14,840,000
9,600,000		Illinois International Port District, (Series 2003) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.040%, 11/7/2014	9,600,000
27,110,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-433) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 11/6/2014	27,110,000
21,150,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-442) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 11/6/2014	21,150,000
11,570,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-453) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 11/6/2014	11,570,000
33,880,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-476) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 11/6/2014	33,880,000
14,405,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-607) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 11/6/2014	14,405,000
6,215,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.060%, 11/6/2014	6,215,000
		TOTAL	510,330,000
		Indiana—1.4%
730,000		Dekko Foundation, IN Educational Facilities Tax Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.450%, 11/6/2014	730,000
12,000,000	[3,4]	Indiana State Finance Authority Hospital Revenue, RBC Muni Trust (Series E-23) Weekly VRDNs (Indiana University Health Obligated Group)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.050%, 11/6/2014	12,000,000
6,500,000		Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(AgriBank FCB and AgriBank FCB LOCs), 0.070%, 11/6/2014	6,500,000
62,000,000		Posey County, IN EDA, (Series 2013A), 0.30% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 11/18/2014	62,000,000
9,750,000		Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Bank of America N.A. LOC), 0.120%, 11/6/2014	9,750,000
		TOTAL	90,980,000
		Iowa—0.5%
11,870,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.040%, 11/6/2014	11,870,000
23,500,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.090%, 11/6/2014	23,500,000
		TOTAL	35,370,000
		Kansas—0.1%
5,400,000		Shawnee, KS, (Series 2008A) Weekly VRDNs (Pinegate West Associates LP)/(BMO Harris Bank, N.A. LOC), 0.050%, 11/6/2014	5,400,000
		Kentucky—1.4%
16,000,000		Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-2), 0.200%, 11/6/2014	16,000,000
12,900,000		Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-3), 0.200%, 11/6/2014	12,900,000
42,250,000		Louisville & Jefferson County, KY Metropolitan Sewer District, (Series 2013), 2.00% BANs, 11/26/2014	42,296,690
15,000,000		Pikeville, KY, (Series 2014), 1.00% BANs (Pikeville Medical Center, Inc.), 3/1/2015	15,034,604
2,555,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.060%, 11/7/2014	2,555,000
		TOTAL	88,786,294
		Louisiana—4.4%
1,810,000		Ascension Parish, LA IDB, (Series 2007) Weekly VRDNs (IMTT-Geismar)/(FHLB of Atlanta LOC), 0.050%, 11/5/2014	1,810,000
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.080%, 11/5/2014	25,000,000
35,390,000		Baton Rouge, LA Industrial Development Board, (Series 2010A) Daily VRDNs (Exxon Mobil Corp.)/(GTD by Exxon Mobil Corp.), 0.060%, 11/3/2014	35,390,000
3,025,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.070%, 11/5/2014	3,025,000
3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.070%, 11/5/2014	3,350,000
5,300,000		Louisiana Public Facilities Authority, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.070%, 11/3/2014	5,300,000
24,800,000		Louisiana Public Facilities Authority, (Series 2007A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.060%, 11/3/2014	24,800,000
15,990,000		Louisiana Public Facilities Authority, (Series 2008) Daily VRDNs (Dynamic Fuels, LLC)/(Bank of America N.A. LOC), 0.060%, 11/3/2014	15,990,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Louisiana—continued
$12,125,000		Louisiana Public Facilities Authority, (Series 2008) Weekly VRDNs (Coca-Cola Bottling Co.)/(U.S. Bank, N.A. LOC), 0.050%, 11/6/2014	$12,125,000
36,500,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.060%, 11/3/2014	36,500,000
20,770,000	[3,4]	Louisiana Public Facilities Authority, Solar Eclipse (Series 2007-0042) Weekly VRDNs (Tulane University, LA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 11/6/2014	20,770,000
96,075,000	[3,4]	Louisiana State Gas & Fuels Second Lien, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.050%, 11/6/2014	96,075,000
5,400,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.070%, 11/6/2014	5,400,000
		TOTAL	285,535,000
		Maine—0.1%
3,350,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.050%, 11/6/2014	3,350,000
		Maryland—1.1%
2,985,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.090%, 11/4/2014	2,985,000
18,480,000		Maryland Community Development Administration—Residential Revenue, (Series 2007J) Daily VRDNs (TD Bank, N.A. LIQ), 0.050%, 11/6/2014	18,480,000
2,000,000		Maryland Community Development Administration—Residential Revenue, (Series 2007M) Daily VRDNs (TD Bank, N.A. LIQ), 0.050%, 11/6/2014	2,000,000
919,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.090%, 11/4/2014	919,500
40,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A) Weekly VRDNs (TD Bank, N.A. LOC), 0.040%, 11/5/2014	40,000,000
1,259,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc., Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.140%, 11/4/2014	1,259,000
3,025,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 11/7/2014	3,025,000
		TOTAL	68,668,500
		Massachusetts—2.3%
17,000,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.050%, 11/6/2014	17,000,000
50,000,000	[3,4]	Commonwealth of Massachusetts, SPEARs (DB-1257) Weekly VRDNs (Deutsche Bank AG LIQ), 0.080%, 11/6/2014	50,000,000
17,625,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.08% CP (Sumitomo Mitsui Banking Corp. LIQ), Mandatory Tender 12/8/2014	17,625,000
11,210,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.140%, 11/6/2014	11,210,000
12,900,000		Massachusetts HEFA, (Series F) Weekly VRDNs (Amherst College), 0.040%, 11/6/2014	12,900,000
8,000,000		Massachusetts HEFA, (Series I-2) Weekly VRDNs (Partners Healthcare Systems)/(U.S. Bank, N.A. LIQ), 0.040%, 11/6/2014	8,000,000
4,500,000		Massachusetts State Health & Educational Facility, (2005 Series I) Weekly VRDNs (Amherst College), 0.040%, 11/6/2014	4,500,000
18,000,000		Massachusetts Water Resources Authority, (2008 Series F) Weekly VRDNs (Bank of New York Mellon LIQ), 0.040%, 11/6/2014	18,000,000
8,715,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.140%, 11/6/2014	8,715,000
		TOTAL	147,950,000
		Michigan—2.7%
14,025,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.090%, 11/6/2014	14,025,000
32,450,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 11/6/2014	32,450,000
31,000,000	[3,4]	Michigan State Building Authority, Eagles (2014-0028) Weekly VRDNs (Citibank NA, New York LIQ), 0.060%, 11/6/2014	31,000,000
1,210,000		Michigan State Finance Authority Revenue, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.060%, 11/6/2014	1,210,000
8,650,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-6), 0.110%, 11/6/2014	8,650,000
9,475,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-7), 0.110%, 11/6/2014	9,475,000
7,100,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-8), 0.110%, 11/6/2014	7,100,000
3,200,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 11/6/2014	3,200,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Michigan—continued
$7,935,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.090%, 11/6/2014	$7,935,000
3,745,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.060%, 11/6/2014	3,745,000
2,600,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.060%, 11/3/2014	2,600,000
10,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Consumers Energy)/(JPMorgan Chase Bank, N.A. LOC), 0.040%, 11/5/2014	10,000,000
4,000,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(MUFG Union Bank, N.A. LOC), 0.050%, 11/6/2014	4,000,000
31,575,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.050%, 11/6/2014	31,575,000
3,145,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 11/5/2014	3,145,000
4,200,000		Waterford, MI School District, 2014 State Aid Notes, 1.00% RANs, 9/24/2015	4,217,205
		TOTAL	174,327,205
		Minnesota—0.8%
1,550,000		Eagan, MN, (Series 2003) Weekly VRDNs (Aspenwoods of Eagan Apartments))/(FNMA LOC), 0.070%, 11/6/2014	1,550,000
14,800,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.050%, 11/6/2014	14,800,000
2,400,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.060%, 11/6/2014	2,400,000
7,100,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2009B-1) Daily VRDNs (Allina Health System, MN)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 11/3/2014	7,100,000
11,645,000		Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.060%, 11/6/2014	11,645,000
2,655,000		New Hope, MN, (Series 2003A) Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.050%, 11/6/2014	2,655,000
4,560,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.050%, 11/6/2014	4,560,000
2,180,000		Richfield, MN, (Series 2004) Weekly VRDNs (Market Plaza Housing)/(FHLMC LOC), 0.050%, 11/6/2014	2,180,000
7,292,000		St. Louis Park, MN, (Series 2004) Weekly VRDNs (Parkshore Senior Camput, LLC)/(FHLMC LOC), 0.050%, 11/6/2014	7,292,000
		TOTAL	54,182,000
		Mississippi—0.2%
12,230,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.050%, 11/6/2014	12,230,000
		Missouri—1.2%
7,955,000		Golden Valley, MO Memorial Hospital District, (Series 2006) Weekly VRDNs (UMB Bank, N.A. LOC), 0.150%, 11/6/2014	7,955,000
15,565,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008F) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.060%, 11/5/2014	15,565,000
12,000,000		Missouri State HEFA, (BJC Health System, MO), MVRENs (Series 2013C), 0.120%, 11/6/2014	12,000,000
26,000,000		Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.060%, 11/6/2014	26,000,000
17,400,000		St. Joseph, MO IDA, (Series 2009A) Weekly VRDNs (Heartland Regional Medical Center)/(Bank of Montreal LOC), 0.050%, 11/5/2014	17,400,000
		TOTAL	78,920,000
		Montana—0.3%
20,000,000		Forsyth, MT, PCRB (Series 1988) Daily VRDNs (Pacificorp)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 11/3/2014	20,000,000
		Multi-State—1.3%
9,935,000		FHLMC, Floater Certificates (Series M027-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.060%, 11/6/2014	9,935,000
11,485,000		FHLMC, Floater Certificates (Series M031-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.060%, 11/6/2014	11,485,000
44,300,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1), Weekly VRDPs, (GTD by Deutsche Bank AG), 0.140%, 11/6/2014	44,300,000
19,000,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (GTD by Citibank NA LIQ), 0.130%, 11/6/2014	19,000,000
		TOTAL	84,720,000
		Nebraska—1.3%
72,955,000		Central Plains Energy Project, NE, (Project #2) (Series 2009) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.050%, 11/6/2014	72,955,000
10,000,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.080%, 11/6/2014	10,000,000
		TOTAL	82,955,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Nevada—2.7%
$54,920,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-1) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.040%, 11/5/2014	$54,920,000
88,600,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-2A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.050%, 11/5/2014	88,600,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse, Zurich LIQ), 0.050%, 11/6/2014	28,500,000
		TOTAL	172,020,000
		New Jersey—5.4%
11,980,000		Avalon Boro, NJ, 1.00% BANs, 2/25/2015	12,004,625
5,803,300		Bernardsville, NJ, 1.00% BANs, 2/19/2015	5,815,490
7,862,775		Bloomfield Township, NJ, 1.00% BANs, 1/16/2015	7,870,425
7,391,463		Cinnaminson, NJ, 1.00% BANs, 5/19/2015	7,411,506
5,657,000		Kinnelon, NJ, 1.00% BANs, 2/20/2015	5,664,346
10,000,000		Long Branch, NJ, 1.00% BANs, 2/13/2015	10,006,497
11,500,000	[3,4]	New Jersey State Educational Facilities Authority, (Series DBE-1307) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.150%, 11/6/2014	11,500,000
2,850,000		New Jersey State Transportation Trust Fund Authority, (Series 2009C) Weekly VRDNs (New Jersey State)/(Wells Fargo Bank, N.A. LOC), 0.050%, 11/5/2014	2,850,000
40,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Clipper Tax-Exempt Certificate Trust (Series 2009-70) Weekly VRDNs (New Jersey State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.060%, 11/6/2014	40,000,000
30,305,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 11/6/2014	30,305,000
20,000,000	[3,4]	New Jersey State, PUTTERs (Series 4459) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 11/3/2014	20,000,000
75,000,000	[3,4]	New Jersey State, PUTTERs (Series 4460), 0.12% TOBs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), Optional Tender 11/20/2014	75,000,000
40,000,000	[3,4]	New Jersey State, PUTTERs (Series 4461), 0.10% TOBs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 1/8/2015	40,000,000
18,000,000		Ocean City, NJ, (Series 2014-1), 0.75% BANs, 6/18/2015	18,052,884
21,214,285		Ocean Township, NJ, (Series 2013), 1.00% BANs, 12/17/2014	21,229,700
20,000,000		Passaic County, NJ, (Series 2013A), 1.25% BANs, 12/19/2014	20,027,003
9,275,600		Springfield Township, NJ, 0.75% BANs, 7/24/2015	9,307,790
5,695,076		Upper Saddle River, NJ, 1.00% BANs, 2/20/2015	5,706,625
8,747,000		Wayne Township, NJ, 0.75% BANs, 7/20/2015	8,780,053
		TOTAL	351,531,944
		New York—12.8%
20,000,000		Copiague, NY Union Free School District, 0.75% TANs, 6/19/2015	20,069,128
5,740,000		Ithaca City, NY School District, 0.75% BANs, 7/2/2015	5,758,266
11,173,025		Ithaca, NY, 1.00% BANs, 7/31/2015	11,235,419
6,500,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 11/5/2014	6,500,000
10,000,000		New York City Housing Development Corp., (Series 2010A) Weekly VRDNs (101 Avenue D Apartments)/(Bank of America N.A. LOC), 0.060%, 11/6/2014	10,000,000
20,000,000		New York City, NY Municipal Water Finance Authority, (Series 2013AA-2) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.050%, 11/6/2014	20,000,000
25,200,000		New York City, NY Municipal Water Finance Authority, (Series A-1) Daily VRDNs (Mizuho Bank Ltd. LOC), 0.070%, 11/3/2014	25,200,000
85,900,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.080%, 11/3/2014	85,900,000
30,580,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Subseries 2003A-1) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.040%, 11/5/2014	30,580,000
7,400,000		New York City, NY, (Fiscal 2006 Series F-3) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.050%, 11/6/2014	7,400,000
23,485,000		New York City, NY, (Fiscal 2006 Series I-4) Daily VRDNs (CALPERS (California Public Employees Retirement System) LOC), 0.070%, 11/3/2014	23,485,000
11,200,000		New York City, NY, (Fiscal 2006 Series I-8) Daily VRDNs (State Street Bank and Trust Co. LIQ), 0.060%, 11/3/2014	11,200,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$8,750,000		New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.070%, 11/6/2014	$8,750,000
11,445,000		New York City, NY, (Fiscal 2008 Subseries L-3) Daily VRDNs (Bank of America N.A. LIQ), 0.060%, 11/3/2014	11,445,000
6,500,000		New York City, NY, (Fiscal 2012 Series A-4) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.050%, 11/6/2014	6,500,000
30,000,000		New York City, NY, (Fiscal 2012 Series G-6) Daily VRDNs (Mizuho Bank Ltd. LOC), 0.070%, 11/3/2014	30,000,000
105,000,000		New York Liberty Development Corporation, (Series A-1 remarketed 3/19/14), 0.15% TOBs (3 World Trade Center)/(GTD by United States Treasury) 3/19/2015	105,000,000
2,500,000		New York State Dormitory Authority, (Series 2005A) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.050%, 11/6/2014	2,500,000
2,900,000		New York State Dormitory Authority, (Series 2008A) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.050%, 11/6/2014	2,900,000
10,990,000		New York State Dormitory Authority, (Series 2008B-1) Weekly VRDNs (St. John's University)/(Bank of America N.A. LOC), 0.070%, 11/6/2014	10,990,000
33,000,000		New York State HFA, (Series 2009A: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.080%, 11/3/2014	33,000,000
19,000,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.080%, 11/3/2014	19,000,000
9,600,000		New York State HFA, (Series 2011A-1) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.040%, 11/5/2014	9,600,000
15,500,000		New York State HFA, (Series A) Weekly VRDNs (2180 Broadway)/(Wells Fargo Bank, N.A. LOC), 0.040%, 11/5/2014	15,500,000
50,650,000		New York State Local Government Assistance Corp., (Subordinate Series 2008B-3V) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 11/5/2014	50,650,000
5,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 1)/(GTD by Citibank NA LIQ), 0.110%, 11/6/2014	5,500,000
31,000,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 2)/(GTD by Citibank NA LIQ), 0.110%, 11/6/2014	31,000,000
31,000,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 3)/(GTD by Citibank NA LIQ), 0.110%, 11/6/2014	31,000,000
23,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 4)/(GTD by Deutsche Bank Trust Co., LIQ), 0.130%, 11/6/2014	23,500,000
14,025,000		Oceanside, NY Union Free School District, 0.75% TANs, 6/19/2015	14,070,761
10,000,000		Ogdensburg, NY Enlarged City School District, (Series 2014A), 0.75% BANs, 6/23/2015	10,023,592
10,000,000		Rochester, NY, 1.00% BANs, 8/10/2015	10,059,344
20,000,000		Rochester, NY, 2.00% BANs, 8/10/2015	20,272,858
5,208,000		Southern Cayuga, NY CSD, (Series 2014A), 0.75% BANs, 6/26/2015	5,219,768
7,237,974		Taconic Hills, NY CSD, 0.75% BANs, 7/2/2015	7,262,935
19,725,000		Tarrytowns, NY Union Free School District, 0.50% BANs, 2/12/2015	19,743,870
63,310,000		Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels (Series 2001C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 11/5/2014	63,310,000
23,905,000		Watkins Glen, NY CSD, 0.75% BANs, 8/4/2015	23,973,334
		TOTAL	828,099,275
		North Carolina—0.8%
18,290,000		Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.150%, 11/6/2014	18,290,000
4,160,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.040%, 11/6/2014	4,160,000
10,000		North Carolina Capital Facilities Finance Agency, (Series 2006) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.040%, 11/6/2014	10,000
2,040,000		North Carolina Capital Facilities Finance Agency, (Series 2007) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.040%, 11/6/2014	2,040,000
6,735,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Countryside Montessori School)/(Wells Fargo Bank, N.A. LOC), 0.160%, 11/6/2014	6,735,000
7,075,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.040%, 11/6/2014	7,075,000
4,015,000	[3,4]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.15% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/9/2015	4,015,000
1,000,000	[3,4]	North Carolina State Turnpike Authority, SPEARs (Series DB-1044) Weekly VRDNs (North Carolina State)/(Deutsche Bank AG LIQ), 0.090%, 11/6/2014	1,000,000
7,300,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.050%, 11/5/2014	7,300,000
		TOTAL	50,625,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Dakota—0.5%
$29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 11/5/2014	$29,124,000
		Ohio—0.4%
6,180,000		Akron, OH, 1.00% BANs, 11/12/2014	6,181,356
6,425,000		Butler County, OH, 0.30% BANs, 7/30/2015	6,425,000
4,000,000		Columbus, OH Regional Airport Authority Capital Funding Revenue, (Senior Series 2006) Weekly VRDNs (OASBO Expanded Asset Pooled Financing Program)/(U.S. Bank, N.A. LOC), 0.050%, 11/6/2014	4,000,000
5,480,000		Franklin County, OH Mortgage Revenue, (CHE Trinity Healthcare Credit Group), MVRENs (Series 2013OH), 0.120%, 11/6/2014	5,480,000
5,000,000		Hamilton County, OH Hospital Facilities Authority, (Series 2002A) Weekly VRDNs (The Elizabeth Gamble Deaconess Home Association)/(Northern Trust Co., Chicago, IL LOC), 0.060%, 11/5/2014	5,000,000
2,000,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Tax-Exempt Certificates Trust (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.050%, 11/6/2014	2,000,000
		TOTAL	29,086,356
		Oklahoma—0.1%
5,970,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.100%, 11/6/2014	5,970,000
		Pennsylvania—2.6%
8,600,000		Bucks County, PA IDA, (Series B of 2008) Weekly VRDNs (Grand View Hospital)/(PNC Bank, N.A. LOC), 0.050%, 11/6/2014	8,600,000
7,000,000		Butler County, PA General Authority, (Series 2011A) Weekly VRDNs (North Allegheny, PA School District)/(PNC Bank, N.A. LIQ), 0.060%, 11/6/2014	7,000,000
7,000,000		Butler County, PA General Authority, (Series 2014) Weekly VRDNs (North Allegheny, PA School District)/(PNC Bank, N.A. LIQ), 0.050%, 11/6/2014	7,000,000
1,200,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.050%, 11/6/2014	1,200,000
13,775,000		Cumberland County, PA Municipal Authority, (Series 2008B) Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America N.A. LOC), 0.050%, 11/6/2014	13,775,000
4,015,000		Dallastown Area School District, PA, (Series of 2014) VRNs, 1.250%, 1/2/2015	4,021,410
6,000,000		Dallastown Area School District, PA, (Series of 2014) VRNs, 1.253%, 1/2/2015	6,025,099
15,395,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.070%, 11/6/2014	15,395,000
15,000,000	[3,4]	Hempfield, PA School District, RBC Muni Trust (Series 2011-E30) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.050%, 11/6/2014	15,000,000
9,285,000		Lancaster, PA IDA, (Series A of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.050%, 11/6/2014	9,285,000
10,005,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.050%, 11/6/2014	10,005,000
2,075,000		Pennsylvania EDFA, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(PNC Bank, N.A. LOC), 0.070%, 11/6/2014	2,075,000
21,000,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Joint Venture Interest Trust Receipts (JVI-1005) Weekly VRDNs (Thomas Jefferson University)/(GTD by Bank of America N.A.)/(Bank of America N.A. LIQ), 0.280%, 11/6/2014	21,000,000
17,195,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Joint Venture Interest Trust Receipts (JVI-1006) Weekly VRDNs (Thomas Jefferson University)/(GTD by Bank of America N.A.)/(Bank of America N.A. LIQ), 0.280%, 11/6/2014	17,195,000
26,000,000		Philadelphia, PA School District, (Series F of 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.060%, 11/6/2014	26,000,000
2,200,000		Upper St. Clair Township, PA, (Series of 2008) Weekly VRDNs (Bank of New York Mellon LIQ), 0.060%, 11/6/2014	2,200,000
		TOTAL	165,776,509
		South Carolina—0.3%
5,000,000		Lexington, SC, (Series 2013B), 2.50% BANs (Lexington, SC Water & Sewage), 12/2/2014	5,009,313
8,405,000		South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.060%, 11/6/2014	8,405,000
4,000,000		South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.150%, 11/6/2014	4,000,000
4,585,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.040%, 11/6/2014	4,585,000
		TOTAL	21,999,313
		Tennessee—2.2%
36,875,000		Blount County, TN Public Building Authority, (Series E-6-A) Weekly VRDNs (Bradley County, TN)/(Branch Banking & Trust Co. LOC), 0.040%, 11/5/2014	36,875,000
5,200,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.040%, 11/5/2014	5,200,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Tennessee—continued
$35,095,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2001B-1), 0.110%, 11/6/2014	$35,095,000
12,500,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), 0.110%, 1/5/2015	12,500,000
4,365,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.040%, 11/6/2014	4,365,000
30,200,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-B-1) Weekly VRDNs (Sevier County, TN)/(Bank of America N.A. LOC), 0.060%, 11/5/2014	30,200,000
18,000,000		Wilson County, TN Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC), 0.060%, 11/6/2014	18,000,000
		TOTAL	142,235,000
		Texas—15.2%
44,785,000		Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Revenue Refunding Bonds (Series 2008-B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.060%, 11/6/2014	44,785,000
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.060%, 11/6/2014	3,500,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) (Series 2009-64) Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.080%, 11/6/2014	24,150,000
8,000,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008A) Weekly VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(Bank of America N.A. LOC), 0.060%, 11/6/2014	8,000,000
9,900,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008B) Weekly VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 11/6/2014	9,900,000
10,320,000	[3,4]	Denton, TX ISD, SPEARs (Series DB-513) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.100%, 11/6/2014	10,320,000
13,650,000	[3,4]	Grand Parkway Transportation Corp., TX, Clipper Tax-Exempt Certificate Trust (Series 2013-9A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.060%, 11/6/2014	13,650,000
8,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2004) Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.)/(Air Products & Chemicals, Inc. LIQ), 0.050%, 11/5/2014	8,000,000
19,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2005) Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.)/(Air Products & Chemicals, Inc. LIQ), 0.050%, 11/5/2014	19,000,000
35,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Series 2009 C-2), 0.16% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 11/20/2014	35,000,000
28,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.14% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 12/3/2014	28,000,000
34,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.14% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 2/4/2015	34,000,000
57,500,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.16% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 11/5/2014	57,500,000
49,790,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.070%, 11/3/2014	49,790,000
23,045,000		Harris County, TX HFDC, (Subseries 2008A-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.070%, 11/3/2014	23,045,000
66,350,000		Harris County, TX HFDC, (Subseries 2008A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.070%, 11/3/2014	66,350,000
11,000,000	[3,4]	Harris County, TX HFDC, RBC Muni Trust (Series E-27) Weekly VRDNs (Memorial Hermann Health System)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.050%, 11/6/2014	11,000,000
9,400,000		Harris County, TX IDC, (Series 1984-A) Daily VRDNs (Exxon Mobil Corp.), 0.060%, 11/3/2014	9,400,000
35,260,000		Houston, TX Airport System, (Series 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.060%, 11/5/2014	35,260,000
11,175,000	[3,4]	Irving, TX ISD, SPEARs (Series DB-603) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.120%, 11/6/2014	11,175,000
13,665,000	[3,4]	Judson, TX ISD, SPEARs (Series DB-423) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.120%, 11/6/2014	13,665,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs (Series 12266) Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.060%, 11/6/2014	5,130,000
50,000,000	[3,4]	Leander, TX ISD, SPEARs (DB-1253) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.100%, 11/6/2014	50,000,000
18,965,000	[3,4]	Longview, TX ISD, Stage Trust (Series 2008-45C), 0.15% TOBs (GTD by Texas PSFG Program)/(Wells Fargo & Co. LIQ), Optional Tender 7/9/2015	18,965,000
7,300,000		Port Arthur Navigation District, TX IDC, (Series 2005) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.060%, 11/3/2014	7,300,000
16,235,000		Port Arthur Navigation District, TX IDC, (Series 2006) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.060%, 11/3/2014	16,235,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$13,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.060%, 11/5/2014	$13,000,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.060%, 11/5/2014	25,000,000
16,750,000		San Antonio, TX Electric & Gas System, (2012 Series C), 0.09% CP, Mandatory Tender 12/5/2014	16,750,000
15,000,000		San Antonio, TX Housing Finance Corp., (Series 2008) Weekly VRDNs (Artisan at San Pedro Creek Apartments)/(FHLMC LOC), 0.050%, 11/6/2014	15,000,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.050%, 11/6/2014	8,685,000
10,000,000		Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.050%, 11/6/2014	10,000,000
16,000,000	[3,4]	Texas State Transportation Commission, Floater Certificates (Series 3371) Weekly VRDNs (Texas State Highway Fund)/(Morgan Stanley Bank, N.A. LIQ), 0.060%, 11/6/2014	16,000,000
140,000,000		Texas State, 1.50% TRANs, 8/31/2015	141,583,709
23,000,000	[3,4]	Texas State, Municipal Securities Trust Receipts (Series 2007-SGC-9) Weekly VRDNs (Societe Generale, Paris LIQ), 0.050%, 11/6/2014	23,000,000
33,420,000		Texas State, Veterans Bonds (Series 2011A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.040%, 11/5/2014	33,420,000
53,330,000		Texas State, Veterans Bonds (Series 2013B) Weekly VRDNs (Bank of New York Mellon LIQ), 0.040%, 11/5/2014	53,330,000
10,180,000	[3,4]	Texas Water Development Board, MERLOTS (Series 2008-C51), 0.15% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 7/8/2015	10,180,000
		TOTAL	979,068,709
		Utah—0.7%
3,800,000		Murray City, UT, (Series 2003C) Daily VRDNs (IHC Health Services, Inc.), 0.060%, 11/3/2014	3,800,000
11,550,000	[3,4]	Salt Lake County, UT Research Facility, (MT-847) Weekly VRDNs (Huntsman Cancer Foundation)/(GTD by Bank of America N.A.)/(Bank of America N.A. LIQ), 0.120%, 11/6/2014	11,550,000
8,000,000		Utah County, UT, (IHC Health Services, Inc.), MVRENs (Series 2014C), 0.110%, 11/6/2014	8,000,000
23,700,000		Utah County, UT, (Series 2002C) Weekly VRDNs (IHC Health Services, Inc.)/(U.S. Bank, N.A. LIQ), 0.050%, 11/6/2014	23,700,000
		TOTAL	47,050,000
		Vermont—0.2%
14,350,000		Vermont EDA, (Series 2006B) Weekly VRDNs (Wake Robin Corp.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.050%, 11/6/2014	14,350,000
		Virginia—1.3%
450,000		Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.050%, 11/6/2014	450,000
9,195,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.050%, 11/6/2014	9,195,000
4,910,000		Fairfax County, VA IDA, (Inova Health System), MVRENs (Series 2012 C), 0.130%, 11/6/2014	4,910,000
140,000		Hanover County, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(U.S. Bank, N.A. LOC), 0.040%, 11/5/2014	140,000
4,820,000		Harrisonburg, VA IDA, (Series B) Weekly VRDNs (Virginia Mennonite Retirement Community)/(Branch Banking & Trust Co. LOC), 0.040%, 11/6/2014	4,820,000
14,900,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.040%, 11/6/2014	14,900,000
16,810,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.040%, 11/6/2014	16,810,000
9,150,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs (Series 2010 C), 0.170%, 11/6/2014	9,150,000
2,195,000		Salem, VA IDA, (Series 2008) Weekly VRDNs (Oak Park Apartments, L.P.)/(FNMA LOC), 0.050%, 11/6/2014	2,195,000
7,000,000		Virginia College Building Authority, (Series 2004) Weekly VRDNs (University of Richmond)/(U.S. Bank, N.A. LIQ), 0.050%, 11/5/2014	7,000,000
13,000,000		Virginia Small Business Financing Authority, (Series 2008A) Weekly VRDNs (Hampton University)/(PNC Bank, N.A. LOC), 0.050%, 11/6/2014	13,000,000
		TOTAL	82,570,000
		Washington—0.8%
3,340,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.050%, 11/6/2014	3,340,000
18,000,000		Washington State Health Care Facilities Authority, (Catholic Health Initiatives), MVRENs (Series 2013), 0.200%, 11/6/2014	18,000,000
6,000,000		Washington State Health Care Facilities Authority, (Catholic Health Initiatives), MVRENs (Series 2013B), 0.200%, 11/6/2014	6,000,000
4,000,000		Washington State Housing Finance Commission, (Series 2013), 0.43% TOBs (Family Tree and Lincoln Way LLC), Mandatory Tender 1/5/2015	4,000,000

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Washington—continued
$19,185,000	Washington State Housing Finance Commission, (Series A) Weekly VRDNs (Eastside Catholic School)/(Wells Fargo Bank, N.A. LOC), 0.060%, 11/6/2014	$19,185,000
	TOTAL	50,525,000
	West Virginia—1.1%
49,995,000	Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.060%, 11/6/2014	49,995,000
22,900,000	West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.040%, 11/6/2014	22,900,000
	TOTAL	72,895,000
	Wisconsin—3.4%
54,000,000	Madison, WI Metropolitan School District, 1.00% TRANs, 9/8/2015	54,380,730
14,500,000	Milwaukee, WI, (Series 2012 C-6), 0.100%, 11/5/2014	14,500,000
12,000,000	Milwaukee, WI, (Series 2012 R-7), 0.090%, 12/22/2014	12,000,000
4,050,000	Oak Creek, WI, 2.00% BANs, 4/1/2015	4,079,768
8,375,000	Whitewater, WI CDA, (Series 2007) Weekly VRDNs (Wisconsin Housing Preservation Corp.)/(BMO Harris Bank, N.A. LOC), 0.060%, 11/6/2014	8,375,000
9,375,000	Wisconsin HEFA, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2013B), 0.110%, 11/6/2014	9,375,000
28,155,000	Wisconsin HEFA, (Series 2010C), 0.12% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 12/4/2014	28,155,000
11,200,000	Wisconsin HEFA, (UnityPoint Health), MVRENs (Series 2014B-2), 0.130%, 11/6/2014	11,200,000
23,165,000	Wisconsin State HEFA Weekly VRDNs (Ripon College)/(BMO Harris Bank, N.A. LOC), 0.050%, 11/6/2014	23,165,000
11,810,000	Wisconsin State HEFA, (Series 2007) Weekly VRDNs (Benevolent Corporation Cedar Community)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 11/6/2014	11,810,000
3,770,000	Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.130%, 11/6/2014	3,770,000
4,365,000	Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.050%, 11/6/2014	4,365,000
3,570,000	Wisconsin State HEFA, (Series 2009) Weekly VRDNs (Lawrence University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 11/6/2014	3,570,000
31,545,000	Wisconsin State, GO Extendible Municipal Commercial Paper, 0.100%, 11/5/2014	31,545,000
	TOTAL	220,290,498
	Wyoming—0.0%
760,000	Sweetwater County, WY PCRB, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.050%, 11/5/2014	760,000
	TOTAL INVESTMENTS—99.7% (AT AMORTIZED COST)[5]	6,442,078,374
	OTHER ASSETS AND LIABILITIES - NET—0.3%[6]	17,554,328
	TOTAL NET ASSETS—100%	$6,459,632,702
At October 31, 2014, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31,2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2014, these restricted securities amounted to $1,522,450,000, which represented 23.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2014, these liquid restricted securities amounted to $1,522,450,000, which represented 23.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
COP(s)	—Certificates of Participation
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDR	—Economic Development Revenue
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
ISD	—Independent School District
LIQs	—Liquidity Agreements
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
14
Federated Treasury Obligations Fund
Portfolio of Investments
October 31, 2014 (unaudited)
Principal Amount			Value
		REPURCHASE AGREEMENTS—56.6%
$385,000,000		Interest in $500,000,000 joint repurchase agreement 0.09%, dated 10/31/2014 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $500,003,750 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2023 and the market value of those underlying securities was $510,003,967.	$385,000,000
948,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.06%, dated 10/21/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,000,151,667 on 1/20/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $1,020,277,933.	948,000,000
318,500,000	[1]	Interest in $350,000,000 joint repurchase agreement 0.06%, dated 9/10/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $350,052,500 on 12/9/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2023 and the market value of those underlying securities was $357,071,949.	318,500,000
408,000,000	[1]	Interest in $450,000,000 joint repurchase agreement 0.07%, dated 8/11/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $450,081,375 on 11/12/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2029 and the market value of those underlying securities was $459,075,021.	408,000,000
50,000,000		Repurchase agreement 0.11%, dated 10/31/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $50,000,458 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2024 and the market value of those underlying securities was $51,000,545.	50,000,000
160,000,000		Interest in $300,000,000 joint repurchase agreement 0.09%, dated 10/31/2014 under which Bank of Nova Scotia will repurchase securities provided as collateral for $300,002,250 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $306,002,385.	160,000,000
150,000,000	[1]	Repurchase agreement 0.05%, dated 10/10/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $150,006,458 on 11/10/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $153,005,105.	150,000,000
622,000,000	[1]	Interest in $675,000,000 joint repurchase agreement 0.06%, dated 10/14/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $675,066,375 on 12/12/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $688,523,004.	622,000,000
867,000,000	[1]	Interest in $935,000,000 joint repurchase agreement 0.06%, dated 10/15/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $935,095,058 on 12/15/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2043 and the market value of those underlying securities was $953,730,236.	867,000,000
413,000,000	[1]	Interest in $450,000,000 joint repurchase agreement 0.06%, dated 10/21/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $450,022,500 on 11/20/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2043 and the market value of those underlying securities was $459,010,040.	413,000,000
250,000,000	[1]	Interest in $840,000,000 joint repurchase agreement 0.06%, dated 10/27/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $840,079,800 on 12/23/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2025 and the market value of those underlying securities was $856,810,082.	250,000,000
250,000,000		Repurchase agreement 0.10%, dated 10/31/2014 under which Citibank, N.A. will repurchase securities provided as collateral for $250,002,083 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2023 and the market value of those underlying securities was $255,002,221.	250,000,000
318,000,000		Interest in $350,000,000 joint repurchase agreement 0.06%, dated 10/29/2014 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $350,004,083 on 11/5/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $357,002,979.	318,000,000
700,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.10%, dated 10/31/2014 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,008,333 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2023 and the market value of those underlying securities was $1,020,008,590.	700,000,000
300,000,000		Repurchase agreement 0.10%, dated 10/31/2014 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $300,002,500 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $306,002,622.	300,000,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$747,896,000		Interest in $3,500,000,000 joint repurchase agreement 0.07%, dated 10/31/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,020,417 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2019 and the market value of those underlying securities was $3,570,020,857.	$747,896,000
4,300,000,000		Repurchase agreement 0.05%, dated 10/31/2014 under which Federal Reserve Bank of New York will repurchase a security provided as collateral for $4,300,017,917 on 11/3/2014. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 2/15/2021 and the market value of those underlying securities were $4,300,017,947.	4,300,000,000
660,000,000	[1]	Repurchase agreement 0.06%, dated 10/1/2014 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $660,037,400 on 11/5/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $673,235,981.	660,000,000
698,000,000	[1]	Interest in $1,244,000,000 joint repurchase agreement 0.07%, dated 10/27/2014 under which Goldman Sachs & Co. will repurchase Securities provided as collateral for $1,244,169,322 on 1/5/2015. The Securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $1,268,897,339.	698,000,000
88,592,000		Repurchase agreement 0.10%, dated 1/31/2014 under which J.P. Morgan Securities LLC will repurchase a security provided as collateral for $88,592,738 on 11/3/2014. The security provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, was a U.S. Treasury security maturing on 5/15/2038 and the market value of that underlying security was $90,366,769.	88,592,000
210,000,000		Interest in $350,000,000 joint repurchase agreement 0.09%, dated 10/31/2014 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $350,002,625 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $357,002,755.	210,000,000
200,000,000		Repurchase agreement 0.08%, dated 10/31/2014 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $200,001,333 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $204,001,438.	200,000,000
175,000,000		Repurchase agreement 0.08%, dated 10/31/2014 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $175,001,167 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $178,501,273.	175,000,000
495,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.06%, dated 10/24/2014 under which Societe Generale, New York will repurchase securities provided as collateral for $500,023,333 on 11/21/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $510,008,502.	495,000,000
463,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.06%, dated 10/29/2014 under which Societe Generale, New York will repurchase securities provided as collateral for $500,028,333 on 12/2/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2024 and the market value of those underlying securities was $510,004,327.	463,000,000
250,000,000		Repurchase agreement 0.06%, dated 10/28/2014 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $250,002,917 on 11/4/2014. The securities provided as collateral at the end of the period held with BNY Mellon as, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $255,002,567.	250,000,000
		TOTAL REPURCHASE AGREEMENTS	14,426,988,000
		U.S. TREASURIES—43.2%
300,000,000	[2]	United States Treasury Bills, 0.050%, 4/23/2015	299,927,916
300,000,000	[2]	United States Treasury Bills, 0.105%, 4/30/2015	299,842,500
254,000,000		United States Treasury Bonds, 11.250%, 2/15/2015	262,179,288
454,500,000	[3]	United States Treasury Floating Rate Notes, 0.065%—0.089%, 11/4/2014	454,475,607
303,000,000		United States Treasury Notes, 0.125%—2.500%, 4/30/2015	304,130,524
1,033,450,000		United States Treasury Notes, 0.125%—2.625%, 12/31/2014	1,036,762,322
2,263,000,000		United States Treasury Notes, 0.250%—2.125%, 11/30/2014	2,264,995,171
571,000,000		United States Treasury Notes, 0.250%—2.125%, 5/31/2015	572,889,691
1,982,122,000		United States Treasury Notes, 0.250%—2.375%, 2/28/2015	1,988,261,087
278,000,000		United States Treasury Notes, 0.250%, 1/15/2015	278,106,860
173,000,000		United States Treasury Notes, 0.250%, 7/15/2015	173,109,721
144,000,000		United States Treasury Notes, 0.375%—4.250%, 11/15/2014	144,124,184
1,109,000,000		United States Treasury Notes, 0.375%, 3/15/2015	1,110,257,778
131,600,000		United States Treasury Notes, 0.375%, 4/15/2015	131,781,415
2

Principal Amount		Value
	U.S. TREASURIES—continued
$213,500,000	United States Treasury Notes, 0.375%, 6/30/2015	$213,848,869
132,500,000	United States Treasury Notes, 1.750%, 7/31/2015	134,144,726
804,500,000	United States Treasury Notes, 2.250%, 1/31/2015	808,848,088
506,500,000	United States Treasury Notes, 4.000%, 2/15/2015	512,208,857
	TOTAL U.S. TREASURIES	10,989,894,604
	TOTAL INVESTMENTS—99.8% (AT AMORTIZED COST)[4]	25,416,882,604
	OTHER ASSETS AND LIABILITIES - NET—0.2%[5]	45,442,089
	TOTAL NET ASSETS—100%	$25,462,324,693
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Floating rate notes with current rate and next reset date shown.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3
Federated Trust for U.S. Treasury Obligations
Portfolio of Investments
October 31, 2014 (unaudited)
Principal Amount			Value
		REPURCHASE AGREEMENTS—89.7%
$15,000,000		Interest in $500,000,000 joint repurchase agreement 0.09%, dated 10/31/2014 under which ABN AMRO Bank N.V., Netherlands will repurchase securities provided as collateral for $500,003,750 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2023 and the market value of those underlying securities was $510,003,967.	$15,000,000
15,000,000		Interest in $100,000,000 joint repurchase agreement 0.08%, dated 10/31/2014 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $100,000,667 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $102,000,721.	15,000,000
2,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.06%, dated 10/21/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,000,151,667 on 1/20/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $1,020,277,933.	2,000,000
1,500,000	[1]	Interest in $350,000,000 joint repurchase agreement 0.06%, dated 9/10/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $350,052,500 on 12/9/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2023 and the market value of those underlying securities was $357,071,949.	1,500,000
2,000,000	[1]	Interest in $450,000,000 joint repurchase agreement 0.07%, dated 8/11/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $450,081,375 on 11/12/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2029 and the market value of those underlying securities was $459,075,021.	2,000,000
15,000,000		Interest in $300,000,000 joint repurchase agreement 0.09%, dated 10/31/2014 under which Bank of Nova Scotia will repurchase securities provided as collateral for $300,002,250 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $306,002,385.	15,000,000
3,000,000	[1]	Interest in $675,000,000 joint repurchase agreement 0.06%, dated 10/14/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $675,066,375 on 12/12/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $688,523,004.	3,000,000
3,000,000	[1]	Interest in $935,000,000 joint repurchase agreement 0.06%, dated 10/15/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $935,095,058 on 12/15/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2043 and the market value of those underlying securities was $953,730,236.	3,000,000
2,000,000	[1]	Interest in $450,000,000 joint repurchase agreement 0.06%, dated 10/21/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $450,022,500 on 11/20/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2043 and the market value of those underlying securities was $459,010,040.	2,000,000
2,000,000		Interest in $350,000,000 joint repurchase agreement 0.06%, dated 10/29/2014 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $350,004,083 on 11/5/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $357,002,979.	2,000,000
13,967,000		Interest in $3,500,000,000 joint repurchase agreement 0.07%, dated 10/31/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,020,417 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2019 and the market value of those underlying securities was $3,570,020,857.	13,967,000
2,000,000	[1]	Interest in $1,244,000,000 joint repurchase agreement 0.07%, dated 10/27/2014 under which Goldman Sachs and Co. will repurchase securities provided as collateral for $1,244,169,322 on 1/5/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $1,268,897,339.	2,000,000
15,000,000		Interest in $600,000,000 joint repurchase agreement 0.09%, dated 10/31/2014 under which Merrill Lynch, Pierce, Fenner, and Smith will repurchase securities provided as collateral for $600,004,500 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2040 and the market value of those underlying securities was $612,004,643.	15,000,000
15,000,000		Interest in $350,000,000 joint repurchase agreement 0.09%, dated 10/31/2014 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $350,002,625 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $357,002,755.	15,000,000
2,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.06%, dated 10/24/2014 under which Societe Generale, New York will repurchase securities provided as collateral for $500,023,333 on 11/21/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $510,008,502.	2,000,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$2,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.06%, dated 10/29/2014 under which Societe Generale, New York will repurchase securities provided as collateral for $500,028,333 on 12/2/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2024 and the market value of those underlying securities was $510,004,327.	$2,000,000
		TOTAL REPURCHASE AGREEMENTS	110,467,000
		U.S. TREASURIES—11.0%
1,525,000	[2]	United States Treasury Bills, 0.050%, 4/23/2015	1,524,634
1,000,000	[2]	United States Treasury Bills, 0.105%, 4/30/2015	999,475
750,000		United States Treasury Bonds, 11.250%, 2/15/2015	774,150
500,000	[3]	United States Treasury Floating Rate Notes, 0.065%, 11/4/2014	499,842
1,800,000		United States Treasury Notes, 0.250%—2.375%, 2/28/2015	1,803,268
1,000,000		United States Treasury Notes, 0.250%, 5/31/2015	1,001,035
400,000		United States Treasury Notes, 0.375%, 4/15/2015	400,551
1,000,000		United States Treasury Notes, 2.125%, 11/30/2014	1,001,597
3,000,000		United States Treasury Notes, 2.250%, 1/31/2015	3,015,876
500,000		United States Treasury Notes, 2.625%, 12/31/2014	502,009
1,000,000		United States Treasury Notes, 4.000%, 2/15/2015	1,011,190
1,000,000		United States Treasury Notes, 4.250%, 11/15/2014	1,001,569
		TOTAL U.S. TREASURIES	13,535,196
		TOTAL INVESTMENTS—100.7% (AT AMORTIZED COST)[4]	124,002,196
		OTHER ASSETS AND LIABILITIES—NET-(0.7)%[5]	(867,333)
		TOTAL NET ASSETS—100%	$123,134,863
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Floating rate notes with current rate(s) and next reset date(s) shown.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
2

Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 23, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2014